UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

300 East Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2007

Date of reporting period: May 31, 2007

Item 1.    Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA INDEX FUND

May 31, 2007

Security	Shares	Value

COMMON STOCKS—99.60%

AIRLINES—0.53%
Qantas Airways Ltd.	1,619,647	$7,640,855

		7,640,855
APPAREL—0.30%
Billabong International Ltd.	276,133	4,230,303

		4,230,303
BANKS—25.55%
Australia & New Zealand Banking Group Ltd.	3,071,205	73,307,901
Commonwealth Bank of Australia	2,148,188	98,498,308
Macquarie Office Trust	3,303,483	4,620,676
National Australia Bank Ltd.	2,708,157	95,349,417
Suncorp-Metway Ltd.	1,532,146	26,832,586
Westpac Banking Corp.	3,081,530	66,464,162

		365,073,050
BEVERAGES—1.98%
Coca-Cola Amatil Ltd.	875,805	6,849,927
Foster’s Group Ltd.	3,377,273	17,777,472
Lion Nathan Ltd.	489,176	3,700,480

		28,327,879
BIOTECHNOLOGY—0.40%
Sonic Healthcare Ltd.	474,226	5,714,700

		5,714,700
BUILDING MATERIALS—2.89%
Boral Ltd.	990,253	7,228,721
CSR Ltd.	1,462,390	4,357,250
James Hardie Industries NV	777,460	5,971,353
Rinker Group Ltd.	1,490,376	23,695,721

		41,253,045
COMMERCIAL SERVICES—2.98%
A.B.C. Learning Centres Ltd.(a)	593,167	3,539,639
Brambles Ltd.(b)	2,556,224	27,101,589
Transurban Group	1,727,005	11,992,294

		42,633,522
COMPUTERS—0.55%
Computershare Ltd.	848,376	7,892,260

		7,892,260
DIVERSIFIED FINANCIAL SERVICES—4.15%
ASX Ltd.	284,317	11,436,307
Babcock & Brown Ltd.	378,830	10,083,403
Challenger Financial Services Group Ltd.	596,572	2,913,142
Macquarie Bank Ltd.	422,919	30,662,533
Perpetual Ltd.	61,842	4,176,576

		59,271,961

ELECTRIC—0.64%
AGL Energy Ltd.	721,854	9,200,614

		9,200,614
ENGINEERING & CONSTRUCTION—1.54%
Downer EDI Ltd.	501,717	3,101,888
Leighton Holdings Ltd.	231,590	8,529,558
Multiplex Group	1,045,779	4,258,452
WorleyParsons Ltd.	246,612	6,078,349

		21,968,247
ENTERTAINMENT—1.91%
Aristocrat Leisure Ltd.	584,215	7,446,293
Tabcorp Holdings Ltd.	874,117	12,841,467
Tattersall’s Ltd.	1,791,072	7,056,132

		27,343,892
FOOD—3.45%
Goodman Fielder Ltd.	1,765,166	3,725,396
Woolworths Ltd.	2,004,909	45,649,074

		49,374,470
FOREST PRODUCTS & PAPER—0.18%
PaperlinX Ltd.	745,948	2,549,795

		2,549,795
GAS—0.73%
Alinta Ltd.	822,097	10,376,231

		10,376,231
HEALTH CARE-PRODUCTS—0.33%
Cochlear Ltd.	91,446	4,709,138

		4,709,138
HOUSEHOLD PRODUCTS & WARES—0.17%
Pacific Brands Ltd.	836,560	2,395,631

		2,395,631
INSURANCE—5.99%
AMP Ltd.	3,121,831	26,122,050
AXA Asia Pacific Holdings Ltd.	1,451,413	9,249,717
Insurance Australia Group Ltd.	2,920,909	14,432,417
QBE Insurance Group Ltd.	1,386,730	35,832,040

		85,636,224
INVESTMENT COMPANIES—1.48%
Macquarie Airports	1,141,117	3,928,893
Macquarie Communications Infrastructure Group(a)	653,345	3,693,261
Macquarie Infrastructure Group	4,420,776	13,537,764

		21,159,918
IRON & STEEL—1.14%
BlueScope Steel Ltd.	1,209,922	11,085,409
OneSteel Ltd.	954,879	5,216,017

		16,301,426
MANUFACTURING—2.64%
Ansell Ltd.	244,215	2,480,068
Futuris Corp. Ltd.	965,887	2,030,518
Orica Ltd.	517,904	13,373,669
Wesfarmers Ltd.	631,232	19,821,342

		37,705,597

MEDIA—1.66%
APN News & Media Ltd.	459,880	2,352,230
John Fairfax Holdings Ltd.	1,986,897	8,008,497
Publishing & Broadcasting Ltd.	743,940	13,361,166

		23,721,893
MINING—16.68%
Alumina Ltd.	1,879,972	12,058,681
BHP Billiton Ltd.	5,820,905	151,901,199
Fortescue Metals Group Ltd.(b)	198,147	6,231,862
Iluka Resources Ltd.	386,586	1,916,548
Newcrest Mining Ltd.	557,246	10,146,502
Paladin Resources Ltd.(a)(b)	928,220	6,722,111
Rio Tinto Ltd.(a)	475,604	37,576,268
Zinifex Ltd.	810,745	11,809,831

		238,363,002
OIL & GAS—3.78%
Caltex Australia Ltd.	224,712	4,761,162
Origin Energy Ltd.	1,446,952	10,514,663
Santos Ltd.	996,647	11,053,324
Woodside Petroleum Ltd.	777,221	27,660,479

		53,989,628
PACKAGING & CONTAINERS—0.65%
Amcor Ltd.	1,500,477	9,239,511

		9,239,511
PHARMACEUTICALS—1.85%
CSL Ltd.	306,120	22,594,664
Symbion Health Ltd.	1,074,661	3,886,867

		26,481,531
REAL ESTATE—10.35%
Centro Properties Group	1,407,136	11,063,853
CFS Retail Property Trust	2,303,785	4,595,214
Commonwealth Property Office Fund	2,421,551	3,347,009
DB RREEF Trust	4,746,290	7,738,686
GPT Group	3,399,244	14,460,795
ING Industrial Fund	1,619,357	3,256,834
Investa Property Group	2,539,959	6,516,811
Lend Lease Corp. Ltd.	599,616	9,875,816
Macquarie Goodman Group	2,364,293	14,089,011
Mirvac Group	1,677,834	7,984,791
Stockland	2,387,982	17,471,494
Westfield Group	2,677,007	47,525,153

		147,925,467
RETAIL—2.07%
Coles Group Ltd.	1,890,098	25,858,534
Harvey Norman Holdings Ltd.	881,366	3,749,438

		29,607,972
TELECOMMUNICATIONS—1.83%
Telstra Corp. Ltd.	4,776,301	19,212,093
Telstra Corp. Ltd. Installment Receipt	2,475,964	6,946,895

		26,158,988
TRANSPORTATION—1.20%
Toll Holdings Ltd.	895,397	17,118,840

		17,118,840

TOTAL COMMON STOCKS
(Cost: $1,153,433,398)		1,423,365,590

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—2.29%

COMMERCIAL PAPER(c)—0.10%
Amsterdam Funding Corp.
5.29%, 06/06/07(d)	$197,703	197,558
BNP Paribas Finance Inc.
5.12%, 06/06/07	25,162	25,144
Carrera Capital Finance LLC
5.32%, 06/01/07(d)	66,788	66,788
Fairway Finance Corp.
5.28%, 06/04/07(d)	35,091	35,076
General Electric Capital Corp.
5.12%, 06/04/07(d)	53,919	53,896
General Electric Capital Services Inc.
5.32%, 06/01/07(d)	143,784	143,784
Grampian Funding LLC
5.14%, 06/06/07(d)	107,838	107,761
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	71,892	71,841
Jupiter Securitization Corp.
5.26%, 06/06/07(d)	18,005	17,992
Kitty Hawk Funding Corp.
5.27%, 06/04/07(d)	51,877	51,854
Links Finance LLC
5.31%, 06/01/07(d)	80,526	80,526
Park Granada LLC
5.33%, 06/01/07(d)	197,703	197,708
Park Sienna LLC
5.34%, 06/01/07(d)	86,271	86,271
Three Pillars Funding Corp.
5.26%-5.30%, 06/01/07(d)	171,237	171,237
Variable Funding Capital Corp.
5.31%, 06/01/07(d)	143,784	143,784

		1,451,220
MEDIUM-TERM NOTES(c)—0.00%
K2 USA LLC
5.39%, 06/04/07(d)	53,919	53,919

		53,919
MONEY MARKET FUNDS—1.97%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	160,951	160,951
BGI Cash Premier Fund LLC
5.33%(c)(e)(f)	27,921,431	27,921,431

		28,082,382
REPURCHASE AGREEMENTS(c)—0.14%
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $143,805 (collateralized by non-U.S. government debt securities, value $151,576, 3.50% to 6.11%, 3/10/09 to 12/27/22).	$143,784	143,784

Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $67,589 (collateralized by non-U.S. government debt securities, value $69,903, 5.50% to 8.00%, 11/1/08 to 3/15/19).	67,579	67,579
Bank of America N.A. 5.31%, dated 5/31/07, due 6/1/07, maturity value $287,611 (collateralized by non-U.S. government debt securities, value $294,490, 5.00%, 5/1/35).	287,569	287,569
Bear Stearns Companies Inc. (The) 5.31%, dated 5/31/07, due 6/1/07, maturity value $179,757 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $184,058, 5.00% to 7.50%, 9/1/15 to 5/1/37).	179,730	179,730
Bear Stearns Companies Inc. (The) 5.37%, dated 5/31/07, due 6/1/07, maturity value $107,854 (collateralized by non-U.S. government debt securities, value $119,096, 0.00% to 12.87%, 2/15/20 to 11/25/52).	107,838	107,838
Citigroup Global Markets Holdings Inc. 5.31%, dated 5/31/07, due 6/1/07, maturity value $197,732 (collateralized by non-U.S. government debt securities, value $202,606, 4.13% to 6.26%, 4/1/19 to 10/1/42).	197,703	197,703
Citigroup Global Markets Holdings Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $107,854 (collateralized by U.S. government obligations, value $114,043, 5.56%, 8/25/46).	107,838	107,838
Credit Suisse First Boston 5.31%, dated 5/31/07, due 6/1/07, maturity value $179,757 (collateralized by non-U.S. government debt securities, value $184,059, 4.17% to 6.73%, 8/1/31 to 6/1/37).	179,730	179,730
Credit Suisse First Boston 5.32%, dated 5/31/07, due 6/1/07, maturity value $107,854 (collateralized by non-U.S. government debt securities, value $111,518, 5.25% to 9.63%, 11/15/07 to 4/15/37).	107,838	107,838
Goldman Sachs Group Inc. (The) 5.32%, dated 5/31/07, due 6/1/07, maturity value $179,757 (collateralized by non-U.S. government debt securities, value $189,372, 0.00% to 6.35%, 3/20/10 to 12/15/26).	179,730	179,730
HSBC Securities Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $35,951 (collateralized by non-U.S. government debt securities, value $37,895, 3.30% to 5.95%, 1/1/30 to 6/1/46).	35,946	35,946
Lehman Brothers Holdings Inc. 5.35%, dated 5/31/07, due 6/1/07, maturity value $179,757 (collateralized by non-U.S. government debt securities, value $188,393, 2.25% to 10.07%, 11/1/11 to 5/25/47).	179,730	179,730
Merrill Lynch & Co. Inc. 5.34%, dated 5/31/07, due 6/1/07, maturity value $107,854 (collateralized by non-U.S. government debt securities, value $112,819, 3.60% to 13.63%, 10/15/07 to 2/15/26).	107,838	107,838

Merrill Lynch & Co. Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $71,903 (collateralized by non-U.S. government debt securities, value $75,213, 3.60% to 13.63%, 10/15/07 to 2/15/26).	71,892	71,892

		1,954,745
TIME DEPOSITS(c)—0.07%
Danske Bank A/S
5.32%, 06/01/07	179,730	179,730
Deutsche Bank AG
5.29%, 06/01/07	179,730	179,730
Dexia Credit Local
5.29%, 06/01/07	198,720	198,720
KBC Bank
5.32%, 06/01/07	197,703	197,703
Societe Generale
5.29%-5.32%, 06/01/07	215,676	215,676

		971,559
VARIABLE & FLOATING RATE NOTES(c)—0.01%
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(d)	39,541	39,541
Metropolitan Life Insurance Funding
5.43%, 08/01/07(d)(g)	7,189	7,189
Strips III LLC
5.37%, 07/24/07(d)	13,202	13,202
Wal-Mart Stores Inc.
5.50%, 07/16/07	53,919	53,924
Wind Master Trust
5.31%, 07/25/07(d)	28,757	28,757

		142,613

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,656,438)		32,656,438

TOTAL INVESTMENTS IN SECURITIES—101.89%
(Cost: $1,186,089,836)		1,456,022,028
Other Assets, Less Liabilities—(1.89)%		(26,993,136)

NET ASSETS—100.00%		$1,429,028,892

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA INDEX FUND

May 31, 2007

Security	Shares	Value

COMMON STOCKS—99.07%

BANKS—21.48%
Erste Bank der Oesterreichischen Sparkassen AG(a)	1,435,431	$112,611,564
Raiffeisen International Bank Holding AG	211,574	33,082,669

		145,694,233
BUILDING MATERIALS—5.10%
Wienerberger AG	457,991	34,574,183

		34,574,183
CHEMICALS—0.13%
Lenzing AG	1,746	911,843

		911,843
ELECTRIC—5.63%
EVN AG(b)	42,165	5,276,758
Oesterreichische Elektrizitaetswirtschafts AG Class A	611,993	32,932,900

		38,209,658
ENGINEERING & CONSTRUCTION—2.47%
Flughafen Wien AG	171,584	16,739,671

		16,739,671
ENTERTAINMENT—1.15%
Bwin Interactive Entertainment AG(a)(b)	195,099	7,778,911

		7,778,911
ENVIRONMENTAL CONTROL—0.33%
BWT AG	26,663	1,767,403
Christ Water Technology AG(a)	25,391	488,935

		2,256,338
FOREST PRODUCTS & PAPER—1.79%
Mayr-Melnhof Karton AG(b)	52,647	12,139,194

		12,139,194
INSURANCE—3.42%
Wiener Staedtische Allgemeine Versicherung AG	308,765	23,163,546

		23,163,546
IRON & STEEL—9.73%
Boehler-Uddeholm AG	327,661	31,860,664
voestalpine AG	470,507	34,164,113

		66,024,777
MACHINERY—3.65%
Andritz AG	365,440	24,735,243

		24,735,243

MACHINERY-CONSTRUCTION & MINING—0.76%
Palfinger AG	23,213	5,182,147

		5,182,147
MANUFACTURING—2.37%
RHI AG(a)(b)	288,880	16,054,606

		16,054,606
OIL & GAS—11.22%
OMV AG	1,146,127	76,080,958

		76,080,958
REAL ESTATE—19.23%
CA Immobilien Anlagen AG(a)	1,018,717	33,160,536
Immoeast AG(a)	2,200,084	33,098,871
IMMOFINANZ AG(a)	1,937,834	31,291,756
Meinl European Land Ltd.(a)	1,150,516	32,852,631

		130,403,794
TELECOMMUNICATIONS—10.61%
Telekom Austria AG(a)	2,629,467	71,969,882

		71,969,882

TOTAL COMMON STOCKS
(Cost: $554,376,063)		671,918,984

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.00%

MONEY MARKET FUNDS—3.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(c)(d)	310,557	310,557
BGI Cash Premier Fund LLC
5.33%(c)(d)(e)	20,060,753	20,060,753

		20,371,310

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,371,310)		20,371,310

TOTAL INVESTMENTS IN SECURITIES—102.07%
(Cost: $574,747,373)		692,290,294
Other Assets, Less Liabilities—(2.07)%		(14,060,967)

NET ASSETS—100.00%		$678,229,327

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM INDEX FUND

May 31, 2007

Security	Shares	Value

COMMON STOCKS—99.10%

BANKS—48.86%
Banque Nationale de Belgique	287	$1,402,684
Dexia SA(a)	1,041,426	33,451,296
Fortis	1,808,745	75,159,996
KBC Group NV	341,494	47,124,945

		157,138,921
BEVERAGES—5.08%
InBev	194,136	16,356,181

		16,356,181
CHEMICALS—4.85%
Solvay SA	97,720	15,602,109

		15,602,109
ELECTRICAL COMPONENTS & EQUIPMENT—1.40%
NV Bekaert SA	31,537	4,506,891

		4,506,891
ELECTRONICS—0.57%
Barco NV	20,403	1,835,112

		1,835,112
FOOD—7.50%
Colruyt SA	44,342	10,347,765
Delhaize Group	144,438	13,791,998

		24,139,763
HOLDING COMPANIES-DIVERSIFIED—7.96%
Groupe Bruxelles Lambert SA(a)	124,243	15,749,071
Sofina SA	81,382	9,849,481

		25,598,552
MANUFACTURING—1.74%
AGFA-Gevaert NV	214,389	5,599,641

		5,599,641
MINING—3.79%
Umicore	57,047	12,176,511

		12,176,511
PHARMACEUTICALS—5.22%
Omega Pharma SA	46,271	3,730,270
UCB SA	223,166	13,048,180

		16,778,450
REAL ESTATE INVESTMENT TRUSTS—3.38%
Cofinimmo(a)	55,565	10,884,421

		10,884,421

RETAIL—1.16%
SA D’Ieteren NV	8,158	3,715,990

		3,715,990
TELECOMMUNICATIONS—6.52%
Belgacom SA	336,303	15,300,585
Mobistar SA	65,037	5,666,728

		20,967,313
TRANSPORTATION—1.07%
Compagnie Maritime Belge SA(a)	31,622	2,413,558
Euronav SA	28,126	1,044,598

		3,458,156

TOTAL COMMON STOCKS
(Cost: $262,545,240)		318,758,011

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—10.83%

COMMERCIAL PAPER(b)—3.29%
Amsterdam Funding Corp.
5.29%, 06/06/07(c)	$1,438,484	1,437,426
BNP Paribas Finance Inc.
5.12%, 06/06/07	183,080	182,950
Carrera Capital Finance LLC
5.32%, 06/01/07(c)	485,946	485,946
Fairway Finance Corp.
5.28%, 06/04/07(c)	255,323	255,211
General Electric Capital Corp.
5.12%, 06/04/07(c)	392,314	392,147
General Electric Capital Services Inc.
5.32%, 06/01/07(c)	1,046,170	1,046,170
Grampian Funding LLC
5.14%, 06/06/07(c)	784,628	784,068
Harrier Finance Funding LLC
5.12%, 06/06/07(c)	523,085	522,714
Jupiter Securitization Corp.
5.26%, 06/06/07(c)	131,007	130,911
Kitty Hawk Funding Corp.
5.27%, 06/04/07(c)	377,453	377,287
Links Finance LLC
5.31%, 06/01/07(c)	585,902	585,902
Park Granada LLC
5.33%, 06/01/07(c)	1,438,484	1,438,484
Park Sienna LLC
5.34%, 06/01/07(c)	627,702	627,702
Three Pillars Funding Corp.
5.26%-5.30%, 06/01/07(c)	1,245,916	1,245,915
Variable Funding Capital Corp.
5.31%, 06/01/07(c)	1,046,170	1,046,170

		10,559,003
MEDIUM-TERM NOTES(b)—0.12%
K2 USA LLC
5.39%, 06/04/07(c)	392,314	392,314

		392,314

MONEY MARKET FUNDS—0.48%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(d)(e)	110,806	110,806
BGI Cash Premier Fund LLC
5.33%(b)(d)(e)	1,435,500	1,435,500

		1,546,306
REPURCHASE AGREEMENTS(b)—4.42%
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $1,046,326 (collateralized by non-U.S. government debt securities, value $1,102,861, 3.50% to 6.11%, 3/10/09 to 12/27/22).	$1,046,170	1,046,170
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $491,773 (collateralized by non-U.S. government debt securities, value $508,613, 5.50% to 8.00%, 11/1/08 to 3/15/19).	491,700	491,700
Bank of America N.A. 5.31%, dated 5/31/07, due 6/1/07, maturity value $2,092,650 (collateralized by non-U.S. government debt securities, value $2,142,701, 5.00%, 5/1/35).	2,092,341	2,092,341
Bear Stearns Companies Inc. (The) 5.31%, dated 5/31/07, due 6/1/07, maturity value $1,307,906 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $1,339,200, 5.00% to 7.50%, 9/1/15 to 5/1/37).	1,307,713	1,307,713
Bear Stearns Companies Inc. (The) 5.37%, dated 5/31/07, due 6/1/07, maturity value $784,745 (collateralized by non-U.S. government debt securities, value $866,536, 0.00% to 12.87%, 2/15/20 to 11/25/52).	784,628	784,628
Citigroup Global Markets Holdings Inc. 5.31%, dated 5/31/07, due 6/1/07, maturity value $1,438,696 (collateralized by non-U.S. government debt securities, value $1,474,157, 4.13% to 6.26%, 4/1/19 to 10/1/42).	1,438,484	1,438,484
Citigroup Global Markets Holdings Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $784,745 (collateralized by U.S. government obligations, value $829,771, 5.56%, 8/25/46).	784,628	784,628
Credit Suisse First Boston 5.31%, dated 5/31/07, due 6/1/07, maturity value $1,307,906 (collateralized by non-U.S. government debt securities, value $1,339,207, 4.17% to 6.73%, 8/1/31 to 6/1/37).	1,307,713	1,307,713
Credit Suisse First Boston 5.32%, dated 5/31/07, due 6/1/07, maturity value $784,744 (collateralized by non-U.S. government debt securities, value $811,402, 5.25% to 9.63%, 11/15/07 to 4/15/37).	784,628	784,628
Goldman Sachs Group Inc. (The) 5.32%, dated 5/31/07, due 6/1/07, maturity value $1,307,906 (collateralized by non-U.S. government debt securities, value $1,377,866, 0.00% to 6.35%, 3/20/10 to 12/15/26).	1,307,713	1,307,713

HSBC Securities Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $261,582 (collateralized by non-U.S. government debt securities, value $275,722, 3.30% to 5.95%, 1/1/30 to 6/1/46).	261,543	261,543
Lehman Brothers Holdings Inc. 5.35%, dated 5/31/07, due 6/1/07, maturity value $1,307,907 (collateralized by non-U.S. government debt securities, value $1,370,741, 2.25% to 10.07%, 11/1/11 to 5/25/47).	1,307,713	1,307,713
Merrill Lynch & Co. Inc. 5.34%, dated 5/31/07, due 6/1/07, maturity value $784,744 (collateralized by non-U.S. government debt securities, value $820,866, 3.60% to 13.63%, 10/15/07 to 2/15/26).	784,628	784,628
Merrill Lynch & Co. Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $523,163 (collateralized by non-U.S. government debt securities, value $547,244, 3.60% to 13.63%, 10/15/07 to 2/15/26).	523,085	523,085

		14,222,687
TIME DEPOSITS(b)—2.20%
Danske Bank A/S
5.32%, 06/01/07	1,307,713	1,307,713
Deutsche Bank AG
5.29%, 06/01/07	1,307,713	1,307,713
Dexia Credit Local
5.29%, 06/01/07	1,445,881	1,445,881
KBC Bank
5.32%, 06/01/07	1,438,484	1,438,484
Societe Generale
5.29%-5.32%, 06/01/07	1,569,256	1,569,256

		7,069,047
VARIABLE & FLOATING RATE NOTES(b)—0.32%
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(c)	287,697	287,697
Metropolitan Life Insurance Funding
5.43%, 08/01/07(c)(f)	52,309	52,309
Strips III LLC
5.37%, 07/24/07(c)	96,060	96,060
Wal-Mart Stores Inc.
5.50%, 07/16/07	392,314	392,346
Wind Master Trust
5.31%, 07/25/07(c)	209,234	209,234

		1,037,646

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,827,003)		34,827,003

TOTAL INVESTMENTS IN SECURITIES—109.93%
(Cost: $297,372,243)		353,585,014
Other Assets, Less Liabilities—(9.93)%		(31,944,252)

NET ASSETS—100.00%		$321,640,762

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(c)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL INDEX FUND

May 31, 2007

Security	Shares	Value

COMMON STOCKS—39.12%

AEROSPACE & DEFENSE—1.73%
Empresa Brasileira de Aeronautica SA	5,144,310	$62,164,869

		62,164,869
AGRICULTURE—0.75%
Souza Cruz SA	1,093,500	27,053,326

		27,053,326
BANKS—4.35%
Unibanco—Uniao de Bancos Brasileiros SA	13,972,520	156,210,450

		156,210,450
COMMERCIAL SERVICES—0.85%
Companhia de Concessoes Rodoviarias	1,822,500	30,548,662

		30,548,662
COSMETICS & PERSONAL CARE—0.62%
Natura Cosmeticos SA	1,627,500	22,213,176

		22,213,176
ELECTRIC—1.79%
Centrais Eletricas Brasileiras SA	1,336,500,000	35,670,102
EDP-Energias do Brasil SA	729,000	12,958,316
Tractebel Energia SA	1,458,000	15,534,823

		64,163,241
FOOD—1.11%
Cosan SA Industria e Comercio(a)	736,090	15,705,039
Perdigao SA	1,336,500	24,173,701

		39,878,740
HEALTH CARE-SERVICES—0.33%
Diagnosticos da America SA	506,300	11,902,260

		11,902,260
INTERNET—0.72%
Submarino SA	607,530	25,892,651

		25,892,651
IRON & STEEL—2.54%
Companhia Siderurgica Nacional SA	1,499,784	77,257,584
Gerdau SA	729,000	13,822,204

		91,079,788
MINING—9.42%
Companhia Vale do Rio Doce ADR	7,443,090	338,288,440

		338,288,440
OIL & GAS—9.28%
Petroleo Brasileiro SA	12,393,000	333,400,042

		333,400,042

REAL ESTATE—1.32%
Cyrela Brazil Realty SA	2,065,500	26,838,617
Gafisa SA	1,215,000	20,713,098

		47,551,715
RETAIL—0.64%
Lojas Renner SA	1,336,500	22,916,390

		22,916,390
TELECOMMUNICATIONS—1.34%
Brasil Telecom Participacoes SA	766,000	19,508,316
Tele Norte Leste Participacoes SA	765,338	28,799,621

		48,307,937
TRANSPORTATION—1.52%
All America Latina Logistica SA	4,252,500	54,769,725

		54,769,725
WATER—0.81%
Companhia de Saneamento Basico do Estado de Sao Paulo	182,250,000	29,275,565

		29,275,565

TOTAL COMMON STOCKS
(Cost: $763,418,757)		1,405,616,977

Security	Shares	Value

PREFERRED STOCKS—60.57%

AIRLINES—1.25%
Gol Linhas Aereas Inteligentes SA	607,500	20,125,806
Tam SA	729,000	24,855,717

		44,981,523
BANKS—12.31%
Banco Bradesco SA	10,692,000	271,745,738
Banco Itau Holding Financeira SA	3,888,070	170,456,707

		442,202,445
BEVERAGES—4.52%
Companhia de Bebidas das Americas	238,200,000	161,564,969
Companhia de Bebidas das Americas New(b)	1,039,186	704,853

		162,269,822
BUILDING MATERIALS—0.77%
Duratex SA	972,000	27,705,031

		27,705,031
CHEMICALS—0.46%
Braskem SA Class A	1,944,036	16,570,785

		16,570,785
ELECTRIC—4.65%
Centrais Eletricas Brasileiras SA Class B	1,138,100,000	29,872,166
Companhia Energetica de Minas Gerais	1,725,500,000	68,159,045
Companhia Energetica de Sao Paulo Class B(a)	1,701,000,000	30,412,894
Companhia Paranaense de Energia Class B	1,336,500,000	19,901,621

Eletropaulo Metropolitana Electricidade de Sao Paulo SA Class B	279,450,000	18,735,060

		167,080,786
FOOD—1.25%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	437,400,000	14,879,329
Sadia SA	5,817,000	29,840,847

		44,720,176
FOREST PRODUCTS & PAPER—2.40%
Aracruz Celulose SA Class B	6,002,900	35,911,320
Klabin SA	7,466,000	24,640,904
Votorantim Celulose e Papel SA	1,184,600	25,822,310

		86,374,534
IRON & STEEL—4.40%
Gerdau SA	3,731,373	83,858,923
Usinas Siderurgicas de Minas Gerais SA Class A	1,336,500	74,327,183

		158,186,106
MEDIA—0.62%
Net Servicos de Comunicacao SA(a)	1,332,855	22,445,167

		22,445,167
MINING—11.23%
Companhia Vale do Rio Doce Class A	10,570,500	403,426,099

		403,426,099
OIL & GAS—11.55%
Petroleo Brasileiro SA	17,374,500	414,856,824

		414,856,824
RETAIL—0.77%
Lojas Americanas SA	365,400,000	27,518,950

		27,518,950
TELECOMMUNICATIONS—4.15%
Brasil Telecom Participacoes SA	2,794,500	34,858,628
Tele Norte Leste Participacoes SA	2,984,739	56,623,167
Telemig Celular Participacoes SA	1,756,022,000	4,307,908
Telesp Celular Participacoes SA	5,710,583	27,840,576
TIM Participacoes SA	6,925,500,000	25,340,682

		148,970,961
TEXTILES—0.24%
Companhia de Tecidos Norte de Minas	48,600,400	8,588,429

		8,588,429

TOTAL PREFERRED STOCKS
(Cost: $1,221,665,585)		2,175,897,638

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.12%

MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(c)(d)	4,251,800	4,251,800

		4,251,800

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,251,800)	4,251,800

TOTAL INVESTMENTS IN SECURITIES—99.81%
(Cost: $1,989,336,142)	3,585,766,415
Other Assets, Less Liabilities—0.19%	6,914,762

NET ASSETS—100.00%	$3,592,681,177

ADR - American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA INDEX FUND

May 31, 2007

Security	Shares	Value

COMMON STOCKS—99.81%

ADVERTISING—0.05%
Aeroplan Income Fund(a)	30,829	$599,220

		599,220
AEROSPACE & DEFENSE—0.29%
CAE Inc.	288,802	3,738,677

		3,738,677
AIRLINES—0.19%
ACE Aviation Holdings Inc. Class A(b)	90,702	2,239,765
Jazz Air Income Fund(a)	29,776	236,737

		2,476,502
APPAREL—0.36%
Gildan Activewear Inc.(b)	131,352	4,570,475

		4,570,475
AUTO PARTS & EQUIPMENT—0.87%
Magna International Inc. Class A	125,029	11,112,389

		11,112,389
BANKS—17.59%
Bank of Montreal	575,279	38,290,949
Bank of Nova Scotia	1,140,974	57,427,566
Canadian Imperial Bank of Commerce	387,461	37,209,448
National Bank of Canada	186,858	11,369,482
Royal Bank of Canada	1,470,224	80,146,530

		224,443,975
BEVERAGES—0.10%
Cott Corp.(b)	82,407	1,323,476

		1,323,476
CHEMICALS—2.99%
Agrium Inc.	153,165	5,909,696
Methanex Corp.	122,673	3,201,363
NOVA Chemicals Corp.	95,040	3,389,650
Potash Corp. of Saskatchewan Inc.	362,077	25,691,854

		38,192,563
COAL—0.39%
Fording Canadian Coal Trust	169,576	4,926,602

		4,926,602
COMMERCIAL SERVICES—0.25%
Quebecor World Inc.	97,177	1,186,194
Ritchie Bros. Auctioneers Inc.	33,791	2,003,881

		3,190,075

COMPUTERS—2.79%
CGI Group Inc.(b)	339,598	3,668,840
Research In Motion Ltd.(b)	192,184	31,870,079

		35,538,919
DIVERSIFIED FINANCIAL SERVICES—0.93%
CI Financial Income Fund	69,040	1,904,396
IGM Financial Inc.	136,940	6,863,011
TSX Group Inc.	78,584	3,116,604

		11,884,011
ELECTRIC—0.75%
Fortis Inc.	127,676	3,367,752
TransAlta Corp.	231,944	6,141,927

		9,509,679
ELECTRONICS—0.12%
Celestica Inc.(b)	228,049	1,493,165

		1,493,165
ENGINEERING & CONSTRUCTION—0.50%
SNC-Lavalin Group Inc.	173,224	6,401,721

		6,401,721
FOOD—1.03%
George Weston Ltd.	58,646	4,104,836
Loblaw Companies Ltd.	124,227	5,813,373
Saputo Inc.	82,035	3,232,751

		13,150,960
FOREST PRODUCTS & PAPER—0.19%
Abitibi-Consolidated Inc.(b)	460,087	1,123,213
Canfor Corp.(b)	106,534	1,302,403

		2,425,616
GAS—0.20%
Canadian Utilities Ltd. Class A	55,884	2,602,623

		2,602,623
HAND & MACHINE TOOLS—0.46%
Finning International Inc.	205,068	5,815,791

		5,815,791
HEALTH CARE-SERVICES—0.22%
MDS Inc.	137,846	2,797,922

		2,797,922
HOLDING COMPANIES-DIVERSIFIED—2.20%
Brookfield Asset Management Inc. Class A	567,997	23,907,834
Onex Corp.	118,301	4,197,135

		28,104,969
INSURANCE—10.74%
Fairfax Financial Holdings Ltd.	19,606	3,962,095
Great-West Lifeco Inc.	307,118	10,097,463
Manulife Financial Corp.	1,777,145	66,275,158
Power Corp. of Canada	393,227	14,657,278
Power Financial Corp.	283,434	10,885,605
Sun Life Financial Inc.	657,470	31,062,398

		136,939,997
IRON & STEEL—0.82%
Algoma Steel Inc.(b)	36,810	1,928,126
IPSCO Inc.	54,308	8,518,802

		10,446,928

MANUFACTURING—0.64%
Bombardier Inc. Class B(b)	1,651,070	8,215,969

		8,215,969
MEDIA—3.86%
Astral Media Inc. Class A	57,672	2,359,530
Rogers Communications Inc. Class B	570,967	23,685,704
Shaw Communications Inc. Class B	200,492	8,371,493
Thomson Corp.	257,667	10,913,069
Yellow Pages Income Fund	286,090	3,898,916

		49,228,712
MINING—13.82%
Aber Diamond Corp.	68,033	2,878,246
Agnico-Eagle Mines Ltd.	155,406	5,657,470
Alcan Inc.	422,102	36,362,917
Barrick Gold Corp.	994,939	28,924,052
Cameco Corp.	405,324	21,014,975
Eldorado Gold Corp.(b)	394,966	2,257,265
First Quantum Minerals Ltd.	77,280	6,191,219
Goldcorp Inc.	810,244	19,500,120
Ivanhoe Mines Ltd.(b)	277,127	3,906,373
Kinross Gold Corp.(b)	666,061	8,890,366
LionOre Mining International Ltd.(b)	252,170	6,778,941
Lundin Mining Corp.(b)	277,834	3,388,790
Meridian Gold Inc.(b)	116,213	2,969,731
Pan American Silver Corp.(b)	81,865	2,274,240
Teck Cominco Ltd. Class B	485,488	20,525,730
Yamana Gold Inc.	355,391	4,743,644

		176,264,079
OIL & GAS—24.07%
ARC Energy Trust	115,052	2,463,325
Canadian Natural Resources Ltd.	619,839	41,216,308
Canadian Oil Sands Trust	270,017	8,185,624
Canetic Resources Trust	260,477	4,110,230
Duvernay Oil Corp.(b)	50,442	1,925,015
EnCana Corp.	887,915	54,407,737
Enerplus Resources Fund	141,752	6,896,007
Ensign Resource Service Group	149,462	3,098,006
First Calgary Petroleums Ltd.(b)	291,952	1,365,410
Harvest Energy Trust	135,195	3,960,628
Husky Energy Inc.	146,237	12,194,396
Imperial Oil Ltd.	383,543	17,776,219
Nexen Inc.	544,293	16,301,807
Niko Resources Ltd.	44,491	4,045,431
OPTI Canada Inc.(b)	199,250	4,497,149
Penn West Energy Trust	272,911	9,516,530
Petro-Canada	572,407	28,896,086
Precision Drilling Trust	71,307	1,826,862
PrimeWest Energy Trust	103,115	2,172,060
Provident Energy Trust	244,513	2,838,281
Suncor Energy Inc.	529,078	45,969,559
Talisman Energy Inc.	1,234,936	24,950,536
UTS Energy Corp.(b)	492,330	2,422,276
Western Oil Sands Inc. Class A(b)	168,377	5,945,404

		306,980,886
OIL & GAS SERVICES—0.25%
Trican Well Service Ltd.	133,461	3,193,277

		3,193,277

PHARMACEUTICALS—0.32%
Biovail Corp.	167,237	4,067,124

		4,067,124
PIPELINES—2.87%
Enbridge Inc.	400,619	14,220,832
TransCanada Corp.	608,639	22,401,969

		36,622,801
REAL ESTATE—0.68%
Brookfield Properties Corp.	250,928	6,562,480
MI Developments Inc. Class A	54,932	2,127,196

		8,689,676
REAL ESTATE INVESTMENT TRUSTS—0.22%
RioCan Real Estate Investment Trust	115,572	2,854,978

		2,854,978
RETAIL—2.01%
Alimentation Couche-Tard Inc. Class B	160,624	3,443,553
Canadian Tire Corp. Ltd. Class A	89,890	6,637,281
Jean Coutu Group Inc. Class A	165,837	2,264,728
RONA Inc.(b)	132,031	2,852,788
Shoppers Drug Mart Corp.	221,121	10,428,324

		25,626,674
SOFTWARE—0.43%
Cognos Inc.(b)	104,407	4,164,170
Open Text Corp.(b)	56,613	1,286,250

		5,450,420
TELECOMMUNICATIONS—3.09%
BCE Inc.	305,122	11,264,770
Nortel Networks Corp.(b)	498,587	12,955,520
TELUS Corp.	67,738	4,124,092
TELUS Corp. NVS	183,012	11,029,336

		39,373,718
TRANSPORTATION—3.52%
Canadian National Railway Co.	588,518	32,092,975
Canadian Pacific Railway Ltd.	179,223	12,790,866

		44,883,841

TOTAL COMMON STOCKS
(Cost: $959,118,655)		1,273,138,410

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.12%

MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(c)(d)	1,510,155	1,510,155

		1,510,155

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,510,155)		1,510,155

TOTAL INVESTMENTS IN SECURITIES—99.93%
(Cost: $960,628,810)	1,274,648,565
Other Assets, Less Liabilities—0.07%	933,859

NET ASSETS—100.00%	$1,275,582,424

NVS - Non-Voting Shares

(a)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2007

Security	Shares	Value

COMMON STOCKS—90.99%

ARGENTINA—0.88%
BBVA Banco Frances SA ADR	976,029	$11,692,827
Petrobras Energia Participaciones SA SP ADR(a)	1,836,427	21,210,732
Tenaris SA ADR	2,350,709	116,712,702

		149,616,261
BRAZIL—3.48%
Companhia Vale do Rio Doce ADR	5,224,054	237,433,254
Empresa Brasileira de Aeronautica SA ADR	1,230,766	59,667,536
Petroleo Brasileiro SA ADR	2,038,979	220,535,969
Unibanco—Uniao de Bancos Brasileiros SA GDR	695,572	78,119,691

		595,756,450
CHILE—2.06%
Banco Santander Chile SA ADR	1,784,954	87,641,241
Compania de Telecomunicaciones de Chile SA SP ADR	2,155,660	20,694,336
Enersis SA SP ADR	5,249,862	96,492,464
LAN Airlines SA SP ADR	483,948	38,919,098
Sociedad Quimica y Minera de Chile SA SP ADR	654,426	107,744,697

		351,491,836
CHINA—7.28%
Angang New Steel Co. Ltd. Class H(b)	12,614,000	26,001,588
Bank of China Ltd. Class H(a)(b)	153,170,000	75,109,288
Bank of Communications Co. Ltd. Class H(a)(b)	42,453,000	44,407,017
Beijing Capital International Airport Co. Ltd. Class H(b)	14,420,000	15,896,063
China Communications Construction Co. Ltd. Class H	5,406,000	7,419,796
China Construction Bank Class H(b)	181,101,000	108,514,522
China Eastern Airlines Corp. Ltd. Class H(a)(b)	63,070,000	30,119,852
China Foods Ltd.(b)	5,412,000	3,485,355
China Life Insurance Co. Ltd. Class H(a)(b)	46,852,000	144,865,988
China Petroleum & Chemical Corp. Class H(b)	117,214,000	130,863,079
China Shipping Development Co. Ltd. Class H	16,236,000	31,763,149
COSCO Pacific Ltd.	7,208,000	18,918,635
Datang International Power Generation Co. Ltd. Class H(a)	7,216,000	9,386,666
Guangshen Railway Co. Ltd. Class H(b)	57,734,363	48,047,291
Huadian Power International Corp. Ltd.(b)	30,668,000	16,137,953
Huaneng Power International Inc. Class H(b)	21,624,000	22,259,389
Hunan Non-Ferrous Metal Corp. Ltd. Class H(b)	25,256,000	14,389,501
Industrial & Commercial Bank of China Class H(a)(b)	186,525,000	97,674,574
Jiangsu Expressway Co. Ltd. Class H(b)	5,412,000	5,196,850
Jiangxi Copper Co. Ltd.(b)	18,038,000	28,868,190
Maanshan Iron & Steel Co. Ltd. Class H	19,822,000	15,404,845
PetroChina Co. Ltd. Class H	122,550,000	160,356,059
Ping An Insurance (Group) Co. of China Ltd. Class H	9,914,500	57,439,489

Shanghai Forte Land Co. Class H(b)	5,406,000	3,142,339
Sinopec Shanghai Petrochemical Co. Ltd. Class H	21,648,000	14,274,016
Sinotrans Ltd.(b)	21,624,000	9,717,718
Travelsky Technology Ltd. Class H(b)	3,608,000	2,933,334
Tsingtao Brewery Co. Ltd. Class H(b)	3,608,000	8,869,291
Weichai Power Co. Ltd. Class H	3,605,000	20,585,494
XinAo Gas Holdings Ltd.(b)	3,616,000	4,537,072
Yanzhou Coal Mining Co. Ltd. Class H(b)	21,624,800	27,852,953
Zhejiang Expressway Co. Ltd. Class H	21,648,000	21,203,150
Zijin Mining Group Co. Ltd. Class H	36,040,000	19,010,921

		1,244,651,427
CZECH REPUBLIC—1.99%
Central European Media Enterprises Ltd. Class A(a)	17,054	1,479,935
CEZ AS	4,480,311	228,805,228
Komercni Banka AS	253,165	46,322,525
Philip Morris CR AS	10,815	5,406,381
Unipetrol AS(a)	3,938,100	51,364,853
Zentiva NV(b)	111,718	7,654,919

		341,033,841
EGYPT—0.69%
Orascom Construction Industries Co. GDR	496,781	64,879,599
Orascom Telecom Holding SAE GDR	789,079	52,789,385

		117,668,984
HONG KONG—5.07%
Air China Ltd.	27,030,000	20,729,748
Beijing Enterprises Holdings Ltd.(b)	3,608,000	11,456,168
Brilliance China Automotive Holdings Ltd.(a)(b)	23,166,000	5,398,133
Chaoda Modern Agriculture (Holdings) Ltd.	1,802,000	1,564,248
China Agri-Industries Holdings Ltd.(a)	5,412,000	4,400,000
China Everbright Pacific Ltd.(a)(b)	20,050,000	39,070,610
China Mengniu Dairy Co. Ltd.	3,604,000	11,766,468
China Merchants Holdings International Co. Ltd.	7,208,000	32,023,251
China Mobile Ltd.	31,084,500	290,527,943
China Overseas Land & Investment Ltd.(b)	28,832,000	39,572,248
China Resources Enterprises Ltd.	12,628,000	46,321,260
China Resources Land Ltd.(b)	28,864,000	37,768,399
China Resources Power Holdings Co. Ltd.	5,406,000	10,603,664
China Travel International Investment Hong Kong Ltd.(b)	63,356,951	30,500,241
Citic Pacific Ltd.	9,911,000	41,240,318
CNOOC Ltd.	108,120,000	102,299,059
Denway Motors Ltd.(b)	34,238,000	14,991,865
Global Bio-Chem Technology Group Co. Ltd.	9,010,000	3,518,405
GOME Electrical Appliances Holdings Ltd.(b)	8,109,000	12,354,791
Guangdong Investment Ltd.	12,618,110	7,334,514
Guangzhou Investment Co. Ltd.	30,634,000	8,158,085
Lenovo Group Ltd.(b)	37,842,000	18,895,564
Li Ning Co. Ltd.(b)	3,604,000	7,955,055
Nine Dragons Paper Holdings Ltd.	9,911,000	20,734,363
Shanghai Industrial Holdings Ltd.	3,608,000	10,624,672
Shenzhen Investment Ltd.	28,854,000	17,399,954
Sinofert Holdings Ltd.(b)	30,326,000	19,568,919

		866,777,945
HUNGARY—1.84%
Gedeon Richter Rt(b)	421,049	86,072,968
Magyar Telekom Telecommunications PLC	2,927,457	14,697,003
MOL Magyar Olaj-es Gazipari Rt	569,782	73,646,454

OTP Bank Ltd.(b)	2,637,227	139,885,857

		314,302,282
INDIA—6.16%
HDFC Bank Ltd. ADR	2,284,035	194,028,773
ICICI Bank Ltd. SP ADR	3,658,060	173,940,753
Infosys Technologies Ltd. SP ADR	3,627,816	178,669,938
Mahanagar Telephone Nigam Ltd. ADR	5,398,967	38,872,562
Reliance Industries Ltd. GDR(c)	1,619,346	138,454,083
Satyam Computer Services Ltd. ADR	5,287,124	133,975,722
Videsh Sanchar Nigam Ltd. ADR(b)	4,947,391	110,969,980
Wipro Ltd. ADR(b)	5,130,654	83,475,741

		1,052,387,552
INDONESIA—2.36%
PT Aneka Tambang Tbk	48,654,000	77,167,327
PT Astra Agro Lestari Tbk	2,252,500	3,853,263
PT Astra International Inc. Tbk	13,972,500	25,960,009
PT Bank Central Asia Tbk	40,580,000	24,135,607
PT Bank Danamon Indonesia Tbk	13,976,487	11,083,653
PT Bank Internasional Indonesia Tbk(a)	126,590,500	2,753,526
PT Bank Mandiri Tbk	30,183,500	11,113,218
PT Bank Pan Indonesia Tbk(a)	228,027,522	15,758,104
PT Bank Rakyat Indonesia Tbk	36,369,061	25,133,259
PT Berlian Laju Tanker Tbk	23,903,000	5,280,486
PT Bumi Resources Tbk	133,108,500	26,389,472
PT Indosat Tbk	1,351,500	1,033,491
PT Kalbe Farma Tbk(a)	262,780,156	36,914,852
PT Perusahaan Gas Negara Tbk	17,119,000	19,878,753
PT Ramayana Lestari Sentosa Tbk	90,209,870	7,869,220
PT Semen Gresik (Persero) Tbk	466,500	2,285,729
PT Telekomunikasi Indonesia Tbk	84,694,000	91,631,097
PT United Tractors Tbk	17,633,271	15,082,270

		403,323,336
ISRAEL—3.52%
Africa Israel Investments Ltd.	82,082	9,297,105
Alvarion Ltd.(a)	604,571	5,108,625
AudioCodes Ltd.(a)	201,710	1,073,097
Bank Hapoalim Ltd.	10,465,282	56,615,038
Bank Leumi Le-Israel	13,701,662	58,104,759
Check Point Software Technologies Ltd.(a)	1,458,719	34,075,676
Clal Industries and Investments Ltd.	491,045	3,061,327
Clal Insurance Co. Ltd.	89,199	2,873,776
Discount Investment Corp. Ltd.	75,768	2,676,030
ECI Telecom Ltd.(a)	442,391	3,543,552
Elbit Systems Ltd.	690,166	29,777,529
Elite Industries Ltd.	202,725	2,601,047
Israel Chemicals Ltd.	7,369,279	62,810,271
Israel Corp. Ltd. (The)	9,911	7,393,611
Israel Discount Bank Class A(a)	15,469,729	35,588,372
Koor Industries Ltd.(a)	291,981	18,289,236
Makhteshim-Agan Industries Ltd.	3,168,040	23,048,797
Mizrahi Tefahot Bank Ltd.	4,930,444	38,467,899
NICE Systems Ltd.(a)	180,400	6,859,907
Orbotech Ltd.(a)	608,931	13,615,697
Super-Sol Ltd.(a)	1,770,608	7,809,327
Syneron Medical Ltd.(a)(b)	180,200	4,685,200
Teva Pharmaceutical Industries Ltd.	4,447,336	173,931,009

		601,306,887
MEXICO—7.33%
Alfa SAB de CV Class A(b)	3,874,300	30,945,942

America Movil SAB de CV Series L(b)	96,407,000	291,314,571
Carso Infraestructura y Construccion SA de CV(a)(b)	3,037,800	2,858,128
Cemex SA de CV Series CPO(a)(b)	42,076,700	163,325,205
Consorcio ARA SAB de CV(b)	25,256,000	40,543,853
Controladora Comercial Mexicana SA de CV(b)	10,091,200	27,318,565
Corporacion Geo SAB de CV Series B(a)(b)	6,021,900	34,162,516
Desarrolladora Homex SAB de CV(a)(b)	1,158,300	11,602,888
Empresas ICA SAB de CV(a)(b)	5,543,800	24,748,485
Fomento Economico Mexicano SAB(b)	16,506,600	65,608,265
Grupo Carso SA de CV Series A1(b)	812,541	3,425,428
Grupo Financiero Banorte SAB de CV Series O(b)	10,828,456	50,496,618
Grupo Mexico SA de CV Series B(b)	9,820,900	58,200,363
Grupo Modelo SAB de CV Series C(b)	11,830,398	65,242,764
Grupo Televisa SA Series CPO(b)	18,650,700	107,385,737
Industrias Penoles SA de CV Series CP(b)	812,788	9,647,062
Kimberly-Clark de Mexico SA de CV Class A(b)	6,667,400	28,225,640
Telefonos de Mexico SA de CV Series L(b)	50,734,000	102,407,086
TV Azteca SA de CV Series CPO(b)	11,262,500	10,774,553
Urbi Desarrollos Urbanos SA de CV(a)(b)	3,664,300	15,655,598
Wal-Mart de Mexico SAB de CV(b)	29,012,200	109,725,031

		1,253,614,298
PERU—0.31%
Compania de Minas Buenaventura SA ADR	1,594,772	53,472,705

		53,472,705
PHILIPPINE ISLANDS—1.68%
Ayala Corp.	3,275,988	37,516,717
Ayala Land Inc. Class B	40,001,200	13,397,117
Bank of the Philippine Islands	21,404,700	31,912,798
Filinvest Land Inc.(a)	351,454,375	14,580,647
Globe Telecom Inc.	414,460	12,179,464
Jollibee Foods Corp.	34,688,500	41,599,217
Manila Electric Co. Class B	10,001,100	20,313,384
Megaworld Corp.(a)	253,858,040	21,941,057
Metropolitan Bank & Trust Co.	40	57
Petron Corp.	181,101,000	20,348,427
Philippine Long Distance Telephone Co.	576,640	31,834,814
SM Investments Corp.	1,720,910	15,152,784
SM Prime Holdings Inc.	100,912,000	26,710,717

		287,487,200
RUSSIA—8.42%
JSC MMC Norilsk Nickel ADR	547,026	104,481,966
LUKOIL SP ADR	3,765,279	283,148,981
Mobile TeleSystems SP ADR	810,900	43,934,562
OAO Gazprom SP ADR	15,160,108	553,343,936
OAO Tatneft SP ADR	223,036	19,827,900
Polyus Gold SP ADR	511,101	19,575,168
RAO Unified Energy System of Russia GDR(a)	416,262	51,408,357
Rostelecom SP ADR(b)	645,119	34,120,344
Sberbank GDR(b)	325,130	133,090,902
Surgutneftegaz SP ADR(b)	1,918,286	103,779,273
Vimpel-Communications SP ADR	901,000	92,631,810

		1,439,343,199
SOUTH AFRICA—9.78%
African Bank Investments Ltd.	8,770,429	38,823,568
Alexander Forbes Ltd.(a)	8,715,513	20,515,015
Anglo Platinum Ltd.	380,957	63,907,732
AngloGold Ashanti Ltd.	992,944	40,751,728
AVI Ltd.	3,633,232	11,309,175
Barloworld Ltd.	1,903,116	52,819,759

Bidvest Group Ltd.	2,248,189	45,339,742
FirstRand Ltd.	23,812,541	76,597,676
Foschini Ltd.	5,200,832	51,620,962
Gold Fields Ltd.	2,968,841	50,281,720
Impala Platinum Holdings Ltd.	3,409,776	104,463,921
Imperial Holdings Ltd.	2,166,485	46,124,575
Investec Ltd.	3,951,030	51,608,803
JD Group Ltd.	2,562,532	29,474,880
Liberty Group Ltd.	667,643	8,631,697
Metropolitan Holdings Ltd.	7,982,126	18,227,873
Mittal Steel South Africa Ltd.	2,904,824	51,679,415
MTN Group Ltd.	9,402,884	129,230,194
Nampak Ltd.	6,239,698	18,764,690
Naspers Ltd.	3,104,323	81,992,343
Nedbank Group Ltd.	2,839,953	59,065,914
Network Healthcare Holdings Ltd.(a)	15,589,246	33,956,340
Pick’n Pay Stores Ltd.	4,130,198	20,946,999
Reunert Ltd.(b)	1,429,887	15,082,535
Sanlam Ltd.	14,429,515	46,638,399
Sappi Ltd.	369,003	6,898,323
Sasol Ltd.	3,872,902	139,905,591
Shoprite Holdings Ltd.	10,501,156	49,318,245
SPAR Group Ltd. (The)	1,448,932	10,689,844
Standard Bank Group Ltd.	8,101,874	119,831,681
Steinhoff International Holdings Ltd.	1,514,581	5,023,062
Telkom South Africa Ltd.	1,091,262	26,300,089
Tiger Brands Ltd.	1,390,815	36,744,410
Tongaat-Hulett Group Ltd.	1,311,144	26,716,678
Truworths International Ltd.	8,052,240	46,960,084
Woolworths Holdings Ltd.	11,705,055	36,565,960

		1,672,809,622
SOUTH KOREA—14.80%
Hyundai Heavy Industries Co. Ltd.	285,120	97,343,069
Kookmin Bank SP ADR	4,978,025	449,963,680
Korea Electric Power Corp. SP ADR	11,940,052	260,770,736
KT Corp. SP ADR	6,374,575	153,308,529
LG.Philips LCD Co. Ltd. ADR(a)(b)	5,649,270	114,002,269
POSCO ADR	5,524,932	659,124,388
Samsung Electronics Co. Ltd. GDR(c)	2,027,250	580,807,125
Samsung Heavy Industries Co. Ltd.	1,343,360	59,102,053
SK Telecom Co. Ltd. ADR	5,777,368	155,180,104

		2,529,601,953
TAIWAN—10.11%
AU Optronics Corp. SP ADR	12,044,568	188,256,598
Chunghwa Telecom Co. Ltd. ADR	16,607,232	312,548,106
Siliconware Precision Industries Co. SP ADR(b)	37,186,072	388,594,452
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	49,897,704	544,383,951
United Microelectronics Corp. SP ADR(b)	88,398,981	295,252,597

		1,729,035,704
THAILAND—2.12%
Aromatics Thailand PCL	9,048,300	14,629,848
Bangkok Bank PCL	7,865,600	26,343,572
Bangkok Expressway PCL	16,682,900	11,560,260
Banpu PCL	2,511,000	16,529,753
Charoen Pokphand Foods PCL	28,000	3,864
Electricity Generating PCL	3,378,700	11,315,987
IRPC PCL(a)	50,996,600	8,908,024
Italian-Thai Development PCL(a)	40,795,700	7,126,144
Kasikornbank PCL	12,825,800	26,107,086

Kiatnakin Bank PCL	6,273,100	4,799,687
Krung Thai Bank PCL	14,309,100	4,503,224
PTT Chemical PCL	5,473,968	14,540,351
PTT Exploration & Production PCL	14,350,700	43,091,462
PTT PCL	7,973,100	58,011,295
Ratchaburi Electricity Generating Holding PCL	29,577,200	38,001,599
Siam Cement PCL	2,511,000	18,124,730
Siam City Cement PCL	542,600	4,135,886
Siam Makro PCL	11,606,400	32,505,293
Thai Airways International PCL	2,507,500	3,203,605
Thai Union Frozen Products PCL	10,044,000	6,669,901
Thanachart Capital PCL	16,139,200	6,104,331
True Corp. PCL(a)	11,172,400	2,451,573
United Broadcasting Corp. PCL(a)(d)	5,658,800	2,940,909

		361,608,384
TURKEY—1.11%
Adana Cimento Sanayi TAS Class A(b)	3,391,736	21,973,361
Akbank TAS(b)	3,413,207	23,922,840
Akcansa Cimento Sanayi ve Ticaret AS(b)	458,719	3,041,330
Arcelik AS(b)	822,546	7,105,152
Dogan Yayin Holding AS(a)(b)	2,432,402	10,321,236
Eregli Demir ve Celik Fabrikalari TAS(b)	2,716,186	17,288,094
Hurriyet Gazetecilik ve Matbaacilik AS(a)(b)	1,939,843	5,820,632
Tofas Turk Otomobil Fabrikasi AS(b)	6,167,772	29,442,670
Trakya Cam Sanayii AS(b)	147,136	483,856
Tupras-Turkiye Petrol Rafinerileri AS(b)	778,574	18,435,641
Turk Sise ve Cam Fabrikalari AS(b)	2,961,777	12,006,446
Turkiye Garanti Bankasi AS(b)	4,146,055	22,776,207
Yapi ve Kredi Bankasi AS(a)(b)	7,920,146	17,883,716

		190,501,181

TOTAL COMMON STOCKS
(Cost: $11,924,067,479)		15,555,791,047

Security	Shares	Value

PREFERRED STOCKS—7.91%

BRAZIL—7.91%
Aracruz Celulose SA SP ADR	598,292	35,999,230
Banco Bradesco SA SP ADR	10,322,130	262,078,881
Banco Itau Holding Financiera SA ADR	5,878,437	259,180,287
Brasil Telecom Participacoes SA ADR	720,062	44,787,856
Companhia Brasileira de Distribuicao Grupo Pao de Acucar SP ADR	876,798	29,565,629
Companhia de Bebidas das Americas ADR	1,114,537	75,565,609
Companhia Energetica de Minas Gerais SP ADR	222,993	8,792,614
Companhia Vale do Rio Doce SP ADR	7,108,133	272,810,144
Gerdau SA SP ADR	1,959,675	44,563,009
Net Servicos de Comunicacao SA ADR	639,984	10,726,132
Petroleo Brasileiro SA SP ADR	2,650,902	254,168,484
Tele Norte Leste Participacoes SA ADR	1,899,308	36,105,845
Votorantim Celulose e Papel SP ADR	830,722	17,968,517

		1,352,312,237

TOTAL PREFERRED STOCKS
(Cost: $881,824,991)		1,352,312,237

Security	Shares	Value

RIGHTS—0.00%

CHILE—0.00%
LAN Airlines SA ADR(d)	29,902	3

		3

TOTAL RIGHTS
(Cost: $0)		3

Security	Shares	Value

EXCHANGE-TRADED FUNDS—0.54%
iShares MSCI Malaysia Index Fund(b)(e)	1,099,526	13,128,340
iShares MSCI South Korea Index Fund(b)(e)	600,259	34,881,051
iShares MSCI Taiwan Index Fund(b)(e)	3,093,137	45,159,800

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $75,615,522)		93,169,191

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—6.98%

COMMERCIAL PAPER(f)—1.20%
Amsterdam Funding Corp.
5.29%, 06/06/07(c)	$27,860,404	27,839,935
BNP Paribas Finance Inc.
5.12%, 06/06/07	3,545,870	3,543,351
Carrera Capital Finance LLC
5.32%, 06/01/07(c)	9,411,751	9,411,751
Fairway Finance Corp.
5.28%, 06/04/07(c)	4,945,070	4,942,894
General Electric Capital Corp.
5.12%, 06/04/07(c)	7,598,292	7,595,053
General Electric Capital Services Inc.
5.32%, 06/01/07(c)	20,262,112	20,262,112
Grampian Funding LLC
5.14%, 06/06/07(c)	15,196,584	15,185,746
Harrier Finance Funding LLC
5.12%, 06/06/07(c)	10,131,056	10,123,859
Jupiter Securitization Corp.
5.26%, 06/06/07(c)	2,537,323	2,535,469
Kitty Hawk Funding Corp.
5.27%, 06/04/07(c)	7,310,469	7,307,258
Links Finance LLC
5.31%, 06/01/07(c)	11,347,695	11,347,695
Park Granada LLC
5.33%, 06/01/07(c)	27,860,409	27,860,409
Park Sienna LLC
5.34%, 06/01/07(c)	12,157,267	12,157,267
Three Pillars Funding Corp.
5.26%-5.30%, 06/01/07(c)	24,130,757	24,130,757
Variable Funding Capital Corp.
5.31%, 06/01/07(c)	20,262,112	20,262,112

		204,505,668

MEDIUM-TERM NOTES(f)—0.04%
K2 USA LLC
5.39%, 06/04/07(c)	7,598,292	7,598,292

		7,598,292
MONEY MARKET FUNDS—3.21%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(g)	26,177,411	26,177,411
BGI Cash Premier Fund LLC
5.33%(e)(f)(g)	521,923,560	521,923,560

		548,100,971
REPURCHASE AGREEMENTS(f)—1.61%
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $20,265,129 (collateralized by non-U.S. government debt securities, value $21,360,087, 3.50% to 6.11%, 3/10/09 to 12/27/22).	$20,262,112	20,262,112
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $9,524,611 (collateralized by non-U.S. government debt securities, value $9,850,756, 5.50% to 8.00%, 11/1/08 to 3/15/19).	9,523,193	9,523,193
Bank of America N.A. 5.31%, dated 5/31/07, due 6/1/07, maturity value $40,530,201 (collateralized by non-U.S. government debt securities, value $41,499,598, 5.00%, 5/1/35).	40,524,224	40,524,224
Bear Stearns Companies Inc. (The) 5.31%, dated 5/31/07, due 6/1/07, maturity value $25,331,376 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $25,937,481, 5.00% to 7.50%, 9/1/15 to 5/1/37).	25,327,640	25,327,640
Bear Stearns Companies Inc. (The) 5.37%, dated 5/31/07, due 6/1/07, maturity value $15,198,851 (collateralized by non-U.S. government debt securities, value $16,782,979, 0.00% to 12.87%, 2/15/20 to 11/25/52).	15,196,584	15,196,584
Citigroup Global Markets Holdings Inc. 5.31%, dated 5/31/07, due 6/1/07, maturity value $27,864,513 (collateralized by non-U.S. government debt securities, value $28,551,317, 4.13% to 6.26%, 4/1/19 to 10/1/42).	27,860,404	27,860,404
Citigroup Global Markets Holdings Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $15,198,847 (collateralized by U.S. government obligations, value $16,070,923, 5.56%, 8/25/46).	15,196,584	15,196,584
Credit Suisse First Boston 5.31%, dated 5/31/07, due 6/1/07, maturity value $25,331,376 (collateralized by non-U.S. government debt securities, value $25,937,619, 4.17% to 6.73%, 8/1/31 to 6/1/37).	25,327,640	25,327,640
Credit Suisse First Boston 5.32%, dated 5/31/07, due 6/1/07, maturity value $15,198,830 (collateralized by non-U.S. government debt securities, value $15,715,150, 5.25% to 9.63%, 11/15/07 to 4/15/37).	15,196,584	15,196,584

Goldman Sachs Group Inc. (The) 5.32%, dated 5/31/07, due 6/1/07, maturity value $25,331,383 (collateralized by non-U.S. government debt securities, value $26,686,362, 0.00% to 6.35%, 3/20/10 to 12/15/26).	25,327,640	25,327,640
HSBC Securities Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $5,066,282 (collateralized by non-U.S. government debt securities, value $5,340,160, 3.30% to 5.95%, 1/1/30 to 6/1/46).	5,065,528	5,065,528
Lehman Brothers Holdings Inc. 5.35%, dated 5/31/07, due 6/1/07, maturity value $25,331,404 (collateralized by non-U.S. government debt securities, value $26,548,365, 2.25% to 10.07%, 11/1/11 to 5/25/47).	25,327,640	25,327,640
Merrill Lynch & Co. Inc. 5.34%, dated 5/31/07, due 6/1/07, maturity value $15,198,838 (collateralized by non-U.S. government debt securities, value $15,898,442, 3.60% to 13.63%, 10/15/07 to 2/15/26).	15,196,584	15,196,584
Merrill Lynch & Co. Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $10,132,564 (collateralized by non-U.S. government debt securities, value $10,598,961, 3.60% to 13.63%, 10/15/07 to 2/15/26).	10,131,056	10,131,056

		275,463,413
TIME DEPOSITS(f)–0.80%
Danske Bank A/S
5.32%, 06/01/07	25,327,640	25,327,640
Deutsche Bank AG
5.29%, 06/01/07	25,327,640	25,327,640
Dexia Credit Local
5.29%, 06/01/07	28,003,657	28,003,657
KBC Bank
5.32%, 06/01/07	27,860,404	27,860,404
Societe Generale
5.29%-5.32%, 06/01/07	30,393,168	30,393,168

		136,912,509
VARIABLE & FLOATING RATE NOTES(f)—0.12%
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(c)	5,572,081	5,572,081
Metropolitan Life Insurance Funding
5.43%, 08/01/07(c)(h)	1,013,106	1,013,106
Strips III LLC
5.37%, 07/24/07(c)	1,860,488	1,860,488
Wal-Mart Stores Inc.
5.50%, 07/16/07	7,598,292	7,598,924
Wind Master Trust
5.31%, 07/25/07(c)	4,052,422	4,052,422

		20,097,021

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,192,677,874)		1,192,677,874

TOTAL INVESTMENTS IN SECURITIES—106.42%
(Cost: $14,074,185,866)		18,193,950,352
Other Assets, Less Liabilities—(6.42)%		(1,097,196,689)

NET ASSETS—100.00%		$17,096,753,663

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(d)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMU INDEX FUND

May 31, 2007

Security	Shares	Value

COMMON STOCKS—98.45%

AUSTRIA—1.98%
Andritz AG	27,256	$1,844,855
Boehler-Uddeholm AG Tender(a)	25,627	2,517,403
Bwin Interactive Entertainment AG(b)	8,638	344,411
Erste Bank der Oesterreichischen Sparkassen AG(b)	123,095	9,656,974
Flughafen Wien AG	6,498	633,942
Immoeast AG(b)	256,976	3,866,041
IMMOFINANZ AG(b)	305,274	4,929,503
Mayr-Melnhof Karton AG	5,574	1,285,237
Meinl European Land Ltd.(b)	183,651	5,244,098
Oesterreichische Elektrizitaetswirtschafts AG Class A	52,251	2,811,759
OMV AG	107,558	7,139,798
Raiffeisen International Bank Holding AG	24,299	3,799,502
RHI AG(b)	21,966	1,220,768
Telekom Austria AG(b)	213,983	5,856,826
voestalpine AG	68,878	5,001,319
Wiener Staedtische Allgemeine Versicherung AG	18,648	1,398,973
Wienerberger AG	42,238	3,188,587

		60,739,996
BELGIUM—3.49%
AGFA-Gevaert NV	51,970	1,357,408
Barco NV	8,318	748,148
Belgacom SA	78,429	3,568,239
Cofinimmo	5,250	1,028,403
Colruyt SA	10,099	2,356,729
Compagnie Maritime Belge SA	15,552	1,187,011
Delhaize Group	47,554	4,540,804
Dexia SA	361,491	11,611,332
Euronav SA	13,860	514,760
Fortis	770,712	32,025,914
Groupe Bruxelles Lambert SA(c)	44,544	5,646,408
InBev	99,093	8,348,699
KBC Group NV	113,607	15,677,358
Mobistar SA	19,722	1,718,394
NV Bekaert SA	9,513	1,359,484
Omega Pharma SA	12,925	1,041,986
SA D’Ieteren NV	1,599	728,349
Solvay SA	40,818	6,517,058
UCB SA	66,582	3,892,949
Umicore	14,788	3,156,454

		107,025,887
FINLAND—4.62%
Amer Group OYJ(c)	39,000	892,166
Cargotec Corp. Class B	27,089	1,707,062
Elisa OYJ Class A	96,015	2,772,688
Fortum OYJ	262,197	8,623,053
Kesko OYJ Class B	35,292	2,439,596

Kone OYJ Class B	50,960	3,050,872
Konecranes OYJ	43,680	1,839,751
Metso OYJ	77,331	4,301,859
Neste Oil OYJ	91,863	3,471,122
Nokia OYJ	2,506,867	68,647,989
Nokian Renkaat OYJ	86,154	3,002,668
OKO Bank PLC Class A	48,267	974,257
Orion OYJ	53,976	1,335,717
Outokumpu OYJ	61,761	2,214,015
Rautaruukki OYJ	56,571	3,501,739
Sampo OYJ	248,221	7,852,777
SanomaWSOY OYJ Class B	20,241	635,719
Stora Enso OYJ Class R	396,669	7,574,305
TietoEnator OYJ(c)	47,229	1,504,316
UPM-Kymmene OYJ	334,857	8,678,562
Uponor OYJ	46,191	1,910,082
Wartsila OYJ Class B	38,018	2,521,112
YIT OYJ	70,720	2,464,757

		141,916,184
FRANCE—28.97%
Accor SA	116,906	10,872,009
Aeroports de Paris(b)	21,188	2,527,556
Air France-KLM	72,141	3,684,055
Alcatel-Lucent	1,357,651	18,908,654
ALSTOM(b)	68,508	10,850,503
Arcelor Mittal	478,624	28,744,415
Atos Origin SA(b)	41,899	2,579,449
AXA	964,974	42,188,826
BNP Paribas	519,213	63,006,870
Bouygues SA	127,725	11,274,878
Business Objects SA(b)	59,360	2,452,248
Cap Gemini SA	81,483	6,210,440
Carrefour SA	373,833	27,245,100
Casino Guichard-Perrachon SA	25,774	2,727,454
CNP Assurances SA	22,544	3,020,589
Compagnie de Saint-Gobain	202,335	22,187,453
Compagnie Generale des Etablissements Michelin Class B	93,453	12,243,510
Credit Agricole SA	416,032	17,175,691
Dassault Systemes SA	30,871	1,874,355
Essilor International SA	60,204	7,235,317
European Aeronautic Defence and Space Co.	199,651	6,278,593
France Telecom SA(b)	1,044,117	32,076,516
Gaz de France	124,248	6,239,692
Gecina SA(b)	4,693	850,523
Groupe Danone	132,977	20,834,042
Hermes International	40,482	5,634,308
Icade	20,045	1,744,649
Imerys SA	21,468	2,140,632
Klepierre	13,578	2,631,058
Lafarge SA	96,015	16,618,036
Lagardere SCA	72,800	6,079,604
L’Air Liquide SA	74,776	17,754,809
L’Oreal SA	158,919	18,882,898
LVMH Moet Hennessy Louis Vuitton SA	149,523	17,649,757
M6-Metropole Television	38,406	1,336,472
Neopost SA	19,203	2,851,501
PagesJaunes SA	69,229	1,481,212
Pernod Ricard SA	54,815	12,044,565
PPR SA	42,558	7,769,000
PSA Peugeot Citroen SA	96,929	7,681,170
Publicis Groupe SA	85,644	3,883,819
Renault SA	114,699	16,399,125

Safran SA(c)	102,097	2,628,210
Sanofi-Aventis	628,245	60,581,212
Schneider Electric SA	135,394	19,547,480
SCOR(c)	55,602	1,518,863
Societe BIC	15,196	1,126,508
Societe des Autoroutes Paris-Rhin-Rhone	18,204	1,858,283
Societe Generale Class A	230,377	44,885,886
Societe Television Francaise 1	74,736	2,659,031
Sodexho Alliance SA	65,531	4,950,526
STMicroelectronics NV	433,518	8,371,266
Suez SA	624,093	35,901,909
Technip SA	56,571	4,388,593
Thales SA	68,983	4,221,771
Thomson	159,160	3,071,250
Total SA	1,329,386	100,177,743
Unibail Holding	28,545	8,191,653
Valeo SA	45,954	2,617,603
Vallourec SA	26,331	8,427,575
Veolia Environnement	177,549	14,860,750
Vinci SA	247,146	19,555,234
Vivendi SA	716,475	31,218,354
Zodiac SA	35,882	2,794,231

		889,425,284
GERMANY—22.12%
Adidas AG	124,611	7,954,872
Allianz SE	275,350	61,136,580
ALTANA AG(c)	44,200	1,078,926
BASF AG	307,869	38,130,692
Bayer AG	450,126	32,399,538
Beiersdorf AG	53,975	3,879,246
Bilfinger Berger AG	20,760	2,053,832
Celesio AG	44,720	3,008,272
Commerzbank AG	391,479	19,259,578
Continental AG	83,559	11,818,691
DaimlerChrysler AG Registered	565,914	51,897,736
Deutsche Bank AG	324,477	49,365,668
Deutsche Boerse AG	65,394	15,480,509
Deutsche Lufthansa AG	141,738	4,106,411
Deutsche Post AG	483,912	15,393,805
Deutsche Postbank AG	50,196	4,478,992
Deutsche Telekom AG	1,681,704	31,183,933
Douglas Holding AG	18,200	1,212,541
E.ON AG	380,580	62,571,735
Fresenius Medical Care AG & Co. KGaA	39,444	5,789,728
Heidelberger Druckmaschinen AG	40,482	1,993,770
Hochtief AG	33,216	3,850,656
Hypo Real Estate Holding AG	87,192	6,017,851
Infineon Technologies AG(b)	485,469	7,525,686
IVG Immobilien AG	55,533	2,402,505
KarstadtQuelle AG(b)	42,039	1,504,756
Linde AG(b)	67,369	7,444,596
MAN AG	79,926	11,598,453
Merck KGaA	35,391	4,658,094
METRO AG(c)	97,602	7,894,735
MLP AG	36,564	836,440
Muenchener Rueckversicherungs-Gesellschaft AG	134,331	25,288,675
Premiere AG(b)	49,869	1,214,623
Puma AG	7,662	3,416,547
Rheinmetall AG	21,798	2,070,873
RWE AG	271,539	30,766,382
Salzgitter AG	25,950	4,974,299
SAP AG	554,496	26,540,824

Siemens AG	525,432	69,248,239
Solarworld AG	22,178	2,026,396
Suedzucker AG	40,585	880,911
ThyssenKrupp AG	222,748	13,014,748
TUI AG(b)(c)	151,599	4,120,784
Volkswagen AG	104,319	15,833,106
Wincor Nixdorf AG	17,680	1,758,162

		679,083,396
GREECE—1.58%
Coca-Cola Hellenic Bottling Co. SA ADR	189,486	8,801,625
Hellenic Telecommunications Organization SA SP ADR(b)	920,553	14,866,931
National Bank of Greece SA ADR	2,073,303	24,962,568

		48,631,124
IRELAND—2.58%
Allied Irish Banks PLC	556,053	16,775,826
Bank of Ireland	621,498	13,389,464
C&C Group PLC	168,726	2,808,561
CRH PLC	338,490	16,443,155
DCC PLC	53,040	1,834,293
DEPFA Bank PLC	235,158	4,335,233
Elan Corp. PLC(b)	264,273	5,128,025
Grafton Group PLC(b)	135,624	2,151,704
Greencore Group PLC	125,744	824,040
IAWS Group PLC	67,989	1,660,533
Independent News & Media PLC	383,178	1,949,057
Irish Life & Permanent PLC	177,077	4,889,581
Kerry Group PLC Class A	79,407	2,324,075
Kingspan Group PLC	77,853	2,320,498
Paddy Power PLC	64,875	1,936,293
Ryanair Holdings PLC(b)	43,520	311,553

		79,081,891
ITALY—10.38%
Alleanza Assicurazioni SpA	239,055	3,261,879
Arnoldo Mondadori Editore SpA	62,180	641,768
Assicurazioni Generali SpA(c)	631,716	26,343,627
Atlantia SpA	180,925	6,098,716
Autogrill SpA	102,605	2,068,295
Banca Monte dei Paschi di Siena SpA(c)	705,140	4,791,802
Banca Popolare di Milano Scrl	274,134	4,109,417
Banco Popolare di Verona e Novara Scrl	235,158	7,145,223
Bulgari SpA	89,687	1,414,455
Capitalia SpA	1,008,615	10,423,625
Enel SpA	2,645,135	30,094,946
Eni SpA	1,593,171	56,340,393
Fiat SpA	438,145	12,546,471
Finmeccanica SpA	233,180	7,336,145
Fondiaria-Sai SpA	46,159	2,373,371
Intesa Sanpaolo SpA	4,752,716	36,262,441
Italcementi SpA	54,425	1,767,209
Lottomatica SpA	46,244	2,014,328
Luxottica Group SpA	78,831	2,767,599
Mediaset SpA	458,235	4,914,493
Mediobanca SpA	299,266	6,870,186
Mediolanum SpA(c)	165,215	1,431,751
Parmalat SpA(b)	889,482	3,973,812
Pirelli & C. SpA(b)	1,605,881	1,912,444
Seat Pagine Gialle SpA	2,545,804	1,618,672
Snam Rete Gas SpA	516,591	3,178,577
Telecom Italia SpA	6,293,853	18,251,392
Terna SpA	735,084	2,816,650

UniCredito Italiano SpA	4,819,929	45,239,414
Unione di Banche Italiane ScpA	371,374	10,649,447

		318,658,548
NETHERLANDS—9.96%
ABN AMRO Holding NV	1,129,284	54,144,097
Aegon NV	896,670	18,388,645
Akzo Nobel NV	169,764	13,855,063
ASML Holding NV(b)	309,426	8,015,298
Corio NV	24,018	2,094,648
Corporate Express NV	81,526	1,064,143
Fugro NV	33,006	1,934,253
Hagemeyer NV	337,971	1,632,699
Heineken NV	144,528	8,421,162
ING Groep NV	1,153,677	51,401,469
Koninklijke Ahold NV(b)	966,758	12,059,509
Koninklijke DSM NV	93,001	4,620,420
Koninklijke KPN NV	1,163,538	19,743,665
Koninklijke Philips Electronics NV	702,678	29,879,653
Oce NV(c)	55,527	1,096,888
QIAGEN NV(b)(c)	106,408	1,857,147
Randstad Holding NV	26,041	2,121,447
Reed Elsevier NV	421,736	8,399,134
Rodamco Europe NV	26,610	3,967,498
Royal Numico NV	106,005	5,276,462
SBM Offshore NV	76,280	2,819,691
TNT NV	257,007	11,364,351
Unilever NV	1,051,797	31,378,324
Vedior NV	101,097	3,001,068
Wereldhave NV	12,975	1,911,325
Wolters Kluwer NV CVA	175,992	5,480,099

		305,928,158
PORTUGAL—1.14%
Banco BPI SA Registered	208,920	1,821,743
Banco Comercial Portugues SA Class R	1,517,298	7,697,405
Banco Espirito Santo SA	157,499	3,609,313
Brisa-Auto Estradas de Portugal SA	205,056	2,728,983
CIMPOR-Cimentos de Portugal SGPS SA(b)	150,156	1,475,019
Energias de Portugal SA	1,216,547	6,924,707
Jeronimo Martins SGPS SA	133,683	804,111
Portugal Telecom SGPS SA	453,884	6,321,459
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA(c)	57,338	937,456
Sonae Industria SGPS SA(b)	86,856	1,137,221
Sonae SGPS SA	552,412	1,613,076

		35,070,493
SPAIN—11.63%
Abertis Infraestructuras SA(c)	156,789	5,202,844
Acciona SA	17,646	4,725,323
Acerinox SA	113,142	2,882,084
Actividades de Construcciones y Servicios SA	151,286	10,134,113
Altadis SA	163,536	11,047,123
Antena 3 de Television SA(b)(c)	22,334	491,980
Banco Bilbao Vizcaya Argentaria SA	2,174,557	54,953,898
Banco Popular Espanol SA	538,926	10,791,062
Banco Santander Central Hispano SA	3,855,039	74,077,974
Cintra Concesiones de Infraestructuras de Transporte SA	155,308	2,702,243
Ebro Puleva SA	52,419	1,157,522
Endesa SA	384,925	20,724,153
Fomento de Construcciones y Contratas SA	22,888	2,263,744
Gamesa Corporacion Tecnologica SA	123,573	4,557,900

Gas Natural SDG SA	108,084	6,374,777
Gestevision Telecinco SA	54,717	1,612,495
Grupo Ferrovial SA	39,520	4,198,568
Iberdrola SA	514,785	29,717,707
Iberia Lineas Aereas de Espana SA	281,501	1,481,115
Indra Sistemas SA	85,116	2,107,469
Industria de Diseno Textil SA	132,915	8,390,185
Mapfre SA	366,869	1,885,847
Promotora de Informaciones SA	51,480	1,167,961
Repsol YPF SA	516,484	18,938,932
Sacyr Vallehermoso SA(c)	58,647	3,361,921
Sociedad General de Aguas de Barcelona SA(b)	327	11,837
Sociedad General de Aguas de Barcelona SA Class A	41,139	1,522,364
Sogecable SA(b)(c)	31,659	1,280,614
Telefonica SA	2,693,694	61,222,354
Union Fenosa SA	73,698	4,345,704
Zardoya Otis SA	54,675	2,589,784
Zeltia SA(b)(c)	109,115	1,014,600

		356,936,197

TOTAL COMMON STOCKS
(Cost: $2,309,906,854)		3,022,497,158

Security	Shares	Value

PREFERRED STOCKS—1.29%

GERMANY—0.84%
Henkel KGaA	35,292	5,491,822
Porsche AG	5,200	9,238,641
ProSiebenSat.1 Media AG	55,014	2,043,217
RWE AG	22,836	2,442,362
Volkswagen AG	66,565	6,554,966

		25,771,008
ITALY—0.45%
Intesa Sanpaolo SpA RNC	603,300	4,351,412
Telecom Italia SpA RNC	3,577,716	8,343,275
Unipol SpA	356,922	1,235,551

		13,930,238

TOTAL PREFERRED STOCKS
(Cost: $29,771,046)		39,701,246

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.78%

COMMERCIAL PAPER(d)—0.47%
Amsterdam Funding Corp.
5.29%, 06/06/07(e)	$1,985,966	1,984,507
BNP Paribas Finance Inc.
5.12%, 06/06/07	252,759	252,580
Carrera Capital Finance LLC
5.32%, 06/01/07(e)	670,895	670,895
Fairway Finance Corp.
5.28%, 06/04/07(e)	352,498	352,343
General Electric Capital Corp.
5.12%, 06/04/07(e)	541,627	541,396

General Electric Capital Services Inc.
5.32%, 06/01/07(e)	1,444,339	1,444,339
Grampian Funding LLC
5.14%, 06/06/07(e)	1,083,254	1,082,482
Harrier Finance Funding LLC
5.12%, 06/06/07(e)	722,170	721,656
Jupiter Securitization Corp.
5.26%, 06/06/07(e)	180,867	180,735
Kitty Hawk Funding Corp.
5.27%, 06/04/07(e)	521,110	520,881
Links Finance LLC
5.31%, 06/01/07(e)	808,895	808,895
Park Granada LLC
5.33%, 06/01/07(e)	1,985,966	1,985,966
Park Sienna LLC
5.34%, 06/01/07(e)	866,603	866,603
Three Pillars Funding Corp.
5.26%-5.30%, 06/01/07(e)	1,720,107	1,720,107
Variable Funding Capital Corp.
5.31%, 06/01/07(e)	1,444,339	1,444,339

		14,577,724
MEDIUM-TERM NOTES(d)—0.02%
K2 USA LLC
5.39%, 06/04/07(e)	541,627	541,627

		541,627
MONEY MARKET FUNDS—0.28%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(f)(g)	359,897	359,897
BGI Cash Premier Fund LLC
5.33%(d)(f)(g)	8,267,032	8,267,032

		8,626,929
REPURCHASE AGREEMENTS(d)—0.64%
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $1,444,554 (collateralized by non-U.S. government debt securities, value $1,522,606, 3.50% to 6.11%, 3/10/09 to 12/27/22).	$1,444,339	1,444,339
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $678,940 (collateralized by non-U.S. government debt securities, value $702,189, 5.50% to 8.00%, 11/1/08 to 3/15/19).	678,839	678,839
Bank of America N.A. 5.31%, dated 5/31/07, due 6/1/07, maturity value $2,889,104 (collateralized by non-U.S. government debt securities, value $2,958,205, 5.00%, 5/1/35).	2,888,678	2,888,678
Bear Stearns Companies Inc. (The) 5.31%, dated 5/31/07, due 6/1/07, maturity value $1,805,690 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $1,848,895, 5.00% to 7.50%, 9/1/15 to 5/1/37).	1,805,424	1,805,424
Bear Stearns Companies Inc. (The) 5.37%, dated 5/31/07, due 6/1/07, maturity value $1,083,416 (collateralized by non-U.S. government debt securities, value $1,196,337, 0.00% to 12.87%, 2/15/20 to 11/25/52).	1,083,254	1,083,254

Citigroup Global Markets Holdings Inc. 5.31%, dated 5/31/07, due 6/1/07, maturity value $1,986,259 (collateralized by non-U.S. government debt securities, value $2,035,216, 4.13% to 6.26%, 4/1/19 to 10/1/42).	1,985,966	1,985,966
Citigroup Global Markets Holdings Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $1,083,415 (collateralized by U.S. government obligations, value $1,145,580, 5.56%, 8/25/46).	1,083,254	1,083,254
Credit Suisse First Boston 5.31%, dated 5/31/07, due 6/1/07, maturity value $1,805,690 (collateralized by non-U.S. government debt securities, value $1,848,905, 4.17% to 6.73%, 8/1/31 to 6/1/37).	1,805,424	1,805,424
Credit Suisse First Boston 5.32%, dated 5/31/07, due 6/1/07, maturity value $1,083,414 (collateralized by non-U.S. government debt securities, value $1,120,219, 5.25% to 9.63%, 11/15/07 to 4/15/37).	1,083,254	1,083,254
Goldman Sachs Group Inc. (The) 5.32%, dated 5/31/07, due 6/1/07, maturity value $1,805,691 (collateralized by non-U.S. government debt securities, value $1,902,277, 0.00% to 6.35%, 3/20/10 to 12/15/26).	1,805,424	1,805,424
HSBC Securities Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $361,139 (collateralized by non-U.S. government debt securities, value $380,661, 3.30% to 5.95%, 1/1/30 to 6/1/46).	361,085	361,085
Lehman Brothers Holdings Inc. 5.35%, dated 5/31/07, due 6/1/07, maturity value $1,805,692 (collateralized by non-U.S. government debt securities, value $1,892,440, 2.25% to 10.07%, 11/1/11 to 5/25/47).	1,805,424	1,805,424
Merrill Lynch & Co. Inc. 5.34%, dated 5/31/07, due 6/1/07, maturity value $1,083,415 (collateralized by non-U.S. government debt securities, value $1,133,285, 3.60% to 13.63%, 10/15/07 to 2/15/26).	1,083,254	1,083,254
Merrill Lynch & Co. Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $722,278 (collateralized by non-U.S. government debt securities, value $755,523, 3.60% to 13.63%, 10/15/07 to 2/15/26).	722,170	722,170

		19,635,789
TIME DEPOSITS(d)—0.32%
Danske Bank A/S
5.32%, 06/01/07	1,805,424	1,805,424
Deutsche Bank AG
5.29%, 06/01/07	1,805,424	1,805,424
Dexia Credit Local
5.29%, 06/01/07	1,996,178	1,996,178
KBC Bank
5.32%, 06/01/07	1,985,966	1,985,966
Societe Generale
5.29%-5.32%, 06/01/07	2,166,509	2,166,509

		9,759,501
VARIABLE & FLOATING RATE NOTES(d)—0.05%
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(e)	397,193	397,193
Metropolitan Life Insurance Funding
5.43%, 08/01/07(e)(h)	72,217	72,217

Strips III LLC
5.37%, 07/24/07(e)	132,621	132,621
Wal-Mart Stores Inc.
5.50%, 07/16/07	541,627	541,672
Wind Master Trust
5.31%, 07/25/07(e)	288,868	288,868

		1,432,571

TOTAL SHORT-TERM INVESTMENTS
(Cost: $54,574,141)		54,574,141

TOTAL INVESTMENTS IN SECURITIES—101.52%
(Cost: $2,394,252,041)		3,116,772,545
Other Assets, Less Liabilities—(1.52)%		(46,554,769)

NET ASSETS—100.00%		$3,070,217,776

ADR - American Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

(a)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(b)	Non-income earning security.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE INDEX FUND

May 31, 2007

Security	Shares	Value

COMMON STOCKS—99.89%

ADVERTISING—0.61%
PagesJaunes SA	24,115	$515,961
Publicis Groupe SA	27,475	1,245,947

		1,761,908
AEROSPACE & DEFENSE—1.61%
European Aeronautic Defence and Space Co.	65,157	2,049,047
Safran SA(a)	33,744	868,648
Thales SA	17,501	1,071,064
Zodiac SA	8,177	636,766

		4,625,525
AIRLINES—0.43%
Air France-KLM	23,939	1,222,503

		1,222,503
APPAREL—0.66%
Hermes International	13,665	1,901,903

		1,901,903
AUTO MANUFACTURERS—2.66%
PSA Peugeot Citroen SA	30,128	2,387,503
Renault SA	36,741	5,253,056

		7,640,559
AUTO PARTS & EQUIPMENT—1.57%
Compagnie Generale des Etablissements Michelin Class B	28,472	3,730,187
Valeo SA	13,690	779,801

		4,509,988
BANKS—13.88%
BNP Paribas	166,411	20,194,094
Credit Agricole SA	130,869	5,402,867
Societe Generale Class A	73,186	14,259,316

		39,856,277
BEVERAGES—1.37%
Pernod Ricard SA	17,945	3,943,076

		3,943,076
BUILDING MATERIALS—4.52%
Compagnie de Saint-Gobain	65,718	7,206,440
Imerys SA	6,290	627,193
Lafarge SA	29,711	5,142,306

		12,975,939
CHEMICALS—1.99%
L’Air Liquide SA	24,050	5,710,431

		5,710,431

COMMERCIAL SERVICES—0.16%
Societe des Autoroutes Paris-Rhin-Rhone	4,403	449,463

		449,463
COMPUTERS—1.01%
Atos Origin SA(b)	13,599	837,202
Cap Gemini SA	27,041	2,061,001

		2,898,203
COSMETICS & PERSONAL CARE—2.07%
L’Oreal SA	49,933	5,933,084

		5,933,084
ENGINEERING & CONSTRUCTION—3.78%
Aeroports de Paris(b)	6,680	796,870
Bouygues SA	43,193	3,812,846
Vinci SA	78,921	6,244,563

		10,854,279
FOOD—5.75%
Carrefour SA	118,844	8,661,399
Casino Guichard-Perrachon SA	8,605	910,598
Groupe Danone	44,373	6,952,097

		16,524,094
FOOD SERVICE—0.49%
Sodexho Alliance SA	18,816	1,421,451

		1,421,451
GAS—0.69%
Gaz de France	39,442	1,980,764

		1,980,764
HAND & MACHINE TOOLS—2.17%
Schneider Electric SA	43,096	6,221,976

		6,221,976
HEALTH CARE-PRODUCTS—0.82%
Essilor International SA	19,647	2,361,176

		2,361,176
HOLDING COMPANIES—DIVERSIFIED—1.99%
LVMH Moet Hennessy Louis Vuitton SA	48,470	5,721,419

		5,721,419
HOME FURNISHINGS—0.35%
Thomson	51,345	990,785

		990,785
HOUSEHOLD PRODUCTS & WARES—0.14%
Societe BIC	5,389	399,497

		399,497
INSURANCE—5.39%
AXA	311,893	13,636,014
CNP Assurances SA	9,028	1,209,629
SCOR(a)	23,468	641,068

		15,486,711
IRON & STEEL—3.29%
Arcelor Mittal	157,226	9,442,421

		9,442,421

LODGING—1.17%
Accor SA	36,068	3,354,247

		3,354,247
MACHINERY—1.14%
ALSTOM(b)	20,585	3,260,314

		3,260,314
MEDIA—4.63%
Lagardere SCA	23,865	1,992,991
M6-Metropole Television	13,024	453,216
Societe Television Francaise 1	23,386	832,050
Vivendi SA	229,726	10,009,655

		13,287,912
METAL FABRICATE & HARDWARE—1.05%
Vallourec SA	9,457	3,026,834

		3,026,834
OFFICE & BUSINESS EQUIPMENT—0.33%
Neopost SA	6,340	941,442

		941,442
OIL & GAS—11.24%
Total SA	428,406	32,283,134

		32,283,134
OIL & GAS SERVICES—0.55%
Technip SA	20,414	1,583,651

		1,583,651
PHARMACEUTICALS—6.78%
Sanofi-Aventis	202,057	19,484,211

		19,484,211
REAL ESTATE—1.56%
Gecina SA(b)	2,423	439,125
Icade	6,319	549,984
Klepierre	4,600	891,359
Unibail Holding	9,107	2,613,466

		4,493,934
RETAIL—0.96%
PPR SA	15,181	2,771,305

		2,771,305
SEMICONDUCTORS—0.91%
STMicroelectronics NV	135,938	2,624,973

		2,624,973
SOFTWARE—0.51%
Business Objects SA(b)	18,944	782,604
Dassault Systemes SA	11,361	689,791

		1,472,395
TELECOMMUNICATIONS—5.82%
Alcatel-Lucent	458,365	6,383,868
France Telecom SA(b)	335,886	10,318,817

		16,702,685
WATER—5.84%
Suez SA	202,873	11,670,581
Veolia Environnement	61,130	5,116,546

		16,787,127

TOTAL COMMON STOCKS
(Cost: $246,455,396)		286,907,596

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.47%

COMMERCIAL PAPER(c)—0.12%
Amsterdam Funding Corp.
5.29%, 06/06/07(d)	$46,836	46,801
BNP Paribas Finance Inc.
5.12%, 06/06/07	5,961	5,957
Carrera Capital Finance LLC
5.32%, 06/01/07(d)	15,822	15,822
Fairway Finance Corp.
5.28%, 06/04/07(d)	8,313	8,309
General Electric Capital Corp.
5.12%, 06/04/07(d)	12,773	12,768
General Electric Capital Services Inc.
5.32%, 06/01/07(d)	34,063	34,063
Grampian Funding LLC
5.14%, 06/06/07(d)	25,547	25,529
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	17,031	17,019
Jupiter Securitization Corp.
5.26%, 06/06/07(d)	4,265	4,262
Kitty Hawk Funding Corp.
5.27%, 06/04/07(d)	12,290	12,284
Links Finance LLC
5.31%, 06/01/07(d)	19,077	19,077
Park Granada LLC
5.33%, 06/01/07(d)	46,836	46,836
Park Sienna LLC
5.34%, 06/01/07(d)	20,438	20,438
Three Pillars Funding Corp.
5.26%-5.30%, 06/01/07(d)	40,566	40,566
Variable Funding Capital Corp.
5.31%, 06/01/07(d)	34,063	34,063

		343,794
MEDIUM-TERM NOTES(c)—0.00%
K2 USA LLC
5.39%, 06/04/07(d)	12,773	12,773

		12,773
MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	271,943	271,943

		271,943

REPURCHASE AGREEMENTS(c)—0.16%
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $16,011 (collateralized by non-U.S. government debt securities, value $16,560, 5.50% to 8.00%, 11/1/08 to 3/15/19).	$16,009	16,009
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $34,068 (collateralized by non-U.S. government debt securities, value $35,908, 3.50% to 6.11%, 3/10/09 to 12/27/22).	34,063	34,063
Bank of America N.A. 5.31%, dated 5/31/07, due 6/1/07, maturity value $68,135 (collateralized by non-U.S. government debt securities, value $69,765, 5.00%, 5/1/35).	68,125	68,125
Bear Stearns Companies Inc. (The) 5.31%, dated 5/31/07, due 6/1/07, maturity value $42,584 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $43,603, 5.00% to 7.50%, 9/1/15 to 5/1/37).	42,578	42,578
Bear Stearns Companies Inc. (The) 5.37%, dated 5/31/07, due 6/1/07, maturity value $25,551 (collateralized by non-U.S. government debt securities, value $28,214, 0.00% to 12.87%, 2/15/20 to 11/25/52).	25,547	25,547
Citigroup Global Markets Holdings Inc. 5.31%, dated 5/31/07, due 6/1/07, maturity value $46,843 (collateralized by non-U.S. government debt securities, value $47,997, 4.13% to 6.26%, 4/1/19 to 10/1/42).	46,836	46,836
Citigroup Global Markets Holdings Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $25,551 (collateralized by U.S. government obligations, value $27,017, 5.56%, 8/25/46).	25,547	25,547
Credit Suisse First Boston 5.31%, dated 5/31/07, due 6/1/07, maturity value $42,584 (collateralized by non-U.S. government debt securities, value $43,604, 4.17% to 6.73%, 8/1/31 to 6/1/37).	42,578	42,578
Credit Suisse First Boston 5.32%, dated 5/31/07, due 6/1/07, maturity value $25,551 (collateralized by non-U.S. government debt securities, value $26,419, 5.25% to 9.63%, 11/15/07 to 4/15/37).	25,547	25,547
Goldman Sachs Group Inc. (The) 5.32%, dated 5/31/07, due 6/1/07, maturity value $42,584 (collateralized by non-U.S. government debt securities, value $44,862, 0.00% to 6.35%, 3/20/10 to 12/15/26).	42,578	42,578
HSBC Securities Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $8,517 (collateralized by non-U.S. government debt securities, value $8,977, 3.30% to 5.95%, 1/1/30 to 6/1/46).	8,516	8,516
Lehman Brothers Holdings Inc. 5.35%, dated 5/31/07, due 6/1/07, maturity value $42,584 (collateralized by non-U.S. government debt securities, value $44,630, 2.25% to 10.07%, 11/1/11 to 5/25/47).	42,578	42,578
Merrill Lynch & Co. Inc. 5.34%, dated 5/31/07, due 6/1/07, maturity value $25,551 (collateralized by non-U.S. government debt securities, value $26,727, 3.60% to 13.63%, 10/15/07 to 2/15/26).	25,547	25,547

Merrill Lynch & Co. Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $17,034 (collateralized by non-U.S. government debt securities, value $17,818, 3.60% to 13.63%, 10/15/07 to 2/15/26).	17,031	17,031

		463,080
TIME DEPOSITS(c)—0.08%
Danske Bank A/S
5.32%, 06/01/07	42,578	42,578
Deutsche Bank AG
5.29%, 06/01/07	42,578	42,578
Dexia Credit Local
5.29%, 06/01/07	47,077	47,077
KBC Bank
5.32%, 06/01/07	46,836	46,836
Societe Generale
5.29%-5.32%, 06/01/07	51,094	51,094

		230,163
VARIABLE & FLOATING RATE NOTES(c)—0.01%
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(d)	9,367	9,367
Metropolitan Life Insurance Funding
5.43%, 08/01/07(d)(g)	1,703	1,703
Strips III LLC
5.37%, 07/24/07(d)	3,128	3,128
Wal-Mart Stores Inc.
5.50%, 07/16/07	12,773	12,774
Wind Master Trust
5.31%, 07/25/07(d)	6,813	6,812

		33,784

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,355,537)		1,355,537

TOTAL INVESTMENTS IN SECURITIES—100.36%
(Cost: $247,810,933)		288,263,133
Other Assets, Less Liabilities—(0.36)%		(1,026,029)

NET ASSETS—100.00%		$287,237,104

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY INDEX FUND

May 31, 2007

Security	Shares	Value

COMMON STOCKS—96.05%

AIRLINES—0.57%
Deutsche Lufthansa AG	315,354	$9,136,387

		9,136,387
APPAREL—1.59%
Adidas AG	284,365	18,153,189
Puma AG	16,427	7,324,931

		25,478,120
AUTO MANUFACTURERS—9.60%
DaimlerChrysler AG Registered	1,284,949	117,837,594
Volkswagen AG	236,858	35,949,327

		153,786,921
AUTO PARTS & EQUIPMENT—1.62%
Continental AG	183,644	25,974,841

		25,974,841
BANKS—11.45%
Commerzbank AG	867,487	42,677,727
DEPFA Bank PLC	464,585	8,564,813
Deutsche Bank AG	719,034	109,393,250
Deutsche Postbank AG	113,407	10,119,312
Hypo Real Estate Holding AG	185,634	12,812,159

		183,567,261
BIOTECHNOLOGY—0.22%
QIAGEN NV(a)(b)	199,746	3,486,183

		3,486,183
CHEMICALS—9.89%
BASF AG	695,129	86,094,247
Bayer AG	1,005,413	72,368,440

		158,462,687
COMPUTERS—0.28%
Wincor Nixdorf AG	45,966	4,571,022

		4,571,022
COSMETICS & PERSONAL CARE—0.55%
Beiersdorf AG	121,984	8,767,132

		8,767,132
DIVERSIFIED FINANCIAL SERVICES—2.22%
Deutsche Boerse AG	141,913	33,594,603

MLP AG	85,945	1,966,082

		35,560,685
ELECTRIC—13.21%
E.ON AG	862,722	141,841,433
RWE AG	615,870	69,780,368

		211,621,801
ENERGY-ALTERNATE SOURCES—0.33%
Solarworld AG	58,052	5,304,190

		5,304,190
ENGINEERING & CONSTRUCTION—1.86%
Bilfinger Berger AG	50,751	5,020,907
Hochtief AG	57,929	6,715,578
Linde AG(a)	163,200	18,034,380

		29,770,865
FOOD—1.29%
METRO AG(b)	227,711	18,418,865
Suedzucker AG	104,568	2,272,498

		20,691,363
HEALTH CARE-PRODUCTS—0.80%
Fresenius Medical Care AG & Co. KGaA	87,633	12,863,079

		12,863,079
INSURANCE—12.24%
Allianz SE	627,189	139,256,185
Muenchener Rueckversicherungs-Gesellschaft AG	302,583	56,963,197

		196,219,382
IRON & STEEL—2.50%
Salzgitter AG	57,216	10,967,612
ThyssenKrupp AG	499,349	29,176,025

		40,143,637
LEISURE TIME—0.51%
TUI AG(a)(b)	299,461	8,139,988

		8,139,988
MACHINERY-DIVERSIFIED—1.97%
Heidelberger Druckmaschinen AG	81,390	4,008,522
MAN AG	156,448	22,702,935
Rheinmetall AG	51,539	4,896,354

		31,607,811
MANUFACTURING—9.71%
Siemens AG	1,180,831	155,625,213

		155,625,213
MEDIA—0.18%
Premiere AG(a)	116,035	2,826,179

		2,826,179
PHARMACEUTICALS—1.38%
ALTANA AG(b)	99,783	2,435,712
Celesio AG	117,783	7,923,150
Merck KGaA	89,335	11,758,096

		22,116,958
REAL ESTATE—0.35%
IVG Immobilien AG	128,109	5,542,335

		5,542,335
RETAIL—0.38%
Douglas Holding AG	43,629	2,906,701

KarstadtQuelle AG(a)	88,393	3,163,965

		6,070,666
SEMICONDUCTORS—1.01%
Infineon Technologies AG(a)	1,040,171	16,124,614

		16,124,614
SOFTWARE—3.66%
SAP AG	1,226,923	58,726,388

		58,726,388
TELECOMMUNICATIONS—4.54%
Deutsche Telekom AG	3,922,746	72,739,703

		72,739,703
TRANSPORTATION—2.14%
Deutsche Post AG	1,076,551	34,246,342

		34,246,342

TOTAL COMMON STOCKS
(Cost: $1,168,546,135)		1,539,171,753

Security	Shares	Value

PREFERRED STOCKS—3.67%

AUTO MANUFACTURERS—2.24%
Porsche AG	12,127	21,545,576
Volkswagen AG	146,237	14,400,640

		35,946,216
ELECTRIC—0.36%
RWE AG	53,716	5,745,048

		5,745,048
HOUSEHOLD PRODUCTS & WARES—0.80%
Henkel KGaA	82,229	12,795,734

		12,795,734
MEDIA—0.27%
ProSiebenSat.1 Media AG	115,961	4,306,785

		4,306,785

TOTAL PREFERRED STOCKS
(Cost: $40,103,151)		58,793,783

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.90%

COMMERCIAL PAPER(c)—0.52%
Amsterdam Funding Corp.
5.29%, 06/06/07(d)	$1,141,141	1,140,306
BNP Paribas Finance Inc.
5.12%, 06/06/07	145,236	145,133
Carrera Capital Finance LLC
5.32%, 06/01/07(d)	385,498	385,498

Fairway Finance Corp.
5.28%, 06/04/07(d)	202,546	202,457
General Electric Capital Corp.
5.12%, 06/04/07(d)	311,220	311,088
General Electric Capital Services Inc.
5.32%, 06/01/07(d)	829,921	829,921
Grampian Funding LLC
5.14%, 06/06/07(d)	622,441	621,997
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	414,960	414,666
Jupiter Securitization Corp.
5.26%, 06/06/07(d)	103,927	103,851
Kitty Hawk Funding Corp.
5.27%, 06/04/07(d)	299,431	299,300
Links Finance LLC
5.31%, 06/01/07(d)	464,793	464,793
Park Granada LLC
5.33%, 06/01/07(d)	1,141,141	1,141,141
Park Sienna LLC
5.34%, 06/01/07(d)	497,953	497,953
Three Pillars Funding Corp.
5.26%-5.30%, 06/01/07(d)	988,378	988,377
Variable Funding Capital Corp.
5.31%, 06/01/07(d)	829,921	829,921

		8,376,402
MEDIUM-TERM NOTES(c)—0.02%
K2 USA LLC
5.39%, 06/04/07(d)	311,220	311,220

		311,220
MONEY MARKET FUNDS—0.26%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	375,636	375,636
BGI Cash Premier Fund LLC
5.33%(c)(e)(f)	3,792,040	3,792,040

		4,167,676
REPURCHASE AGREEMENTS(c)—0.70%
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $390,121 (collateralized by non-U.S. government debt securities, value $403,480, 5.50% to 8.00%, 11/1/08 to 3/15/19).	$390,063	390,063
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $830,045 (collateralized by non-U.S. government debt securities, value $874,893, 3.50% to 6.11%, 3/10/09 to 12/27/22).	829,921	829,921
Bank of America N.A. 5.31%, dated 5/31/07, due 6/1/07, maturity value $1,660,087 (collateralized by non-U.S. government debt securities, value $1,699,793, 5.00%, 5/1/35).	1,659,842	1,659,842
Bear Stearns Companies Inc. (The) 5.31%, dated 5/31/07, due 6/1/07, maturity value $1,037,554 (collateralized by U.S. government obligations and non-U.S. Government debt securities, value $1,062,380, 5.00% to 7.50%, 9/1/15 to 5/1/37).	1,037,401	1,037,401

Bear Stearns Companies Inc. (The) 5.37%, dated 5/31/07, due 6/1/07, maturity value $622,534 (collateralized by non-U.S. government debt securities, value $687,418, 0.00% to 12.87%, 2/15/20 to 11/25/52).	622,441	622,441
Citigroup Global Markets Holdings Inc. 5.31%, dated 5/31/07, due 6/1/07, maturity value $1,141,309 (collateralized by non-U.S. government debt securities, value $1,169,441, 4.13% to 6.26%, 4/1/19 to 10/1/42).	1,141,141	1,141,141
Citigroup Global Markets Holdings Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $622,534 (collateralized by U.S. government obligations, value $658,253, 5.56%, 8/25/46).	622,441	622,441
Credit Suisse First Boston 5.31%, dated 5/31/07, due 6/1/07, maturity value $1,037,554 (collateralized by non-U.S. government debt securities, value $1,062,385, 4.17% to 6.73%, 8/1/31 to 6/1/37).	1,037,401	1,037,401
Credit Suisse First Boston 5.32%, dated 5/31/07, due 6/1/07, maturity value $622,533 (collateralized by non-U.S. government debt securities, value $643,681, 5.25% to 9.63%, 11/15/07 to 4/15/37).	622,441	622,441
Goldman Sachs Group Inc. (The) 5.32%, dated 5/31/07, due 6/1/07, maturity value $1,037,554 (collateralized by non-U.S. government debt securities, value $1,093,053, 0.00% to 6.35%, 3/20/10 to 12/15/26).	1,037,401	1,037,401
HSBC Securities Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $207,511 (collateralized by non-U.S. government debt securities, value $218,729, 3.30% to 5.95%, 1/1/30 to 6/1/46).	207,480	207,480
Lehman Brothers Holdings Inc. 5.35%, dated 5/31/07, due 6/1/07, maturity value $1,037,555 (collateralized by non-U.S. government debt securities, value $1,087,401, 2.25% to 10.07%, 11/1/11 to 5/25/47).	1,037,401	1,037,401
Merrill Lynch & Co. Inc. 5.34%, dated 5/31/07, due 6/1/07, maturity value $622,533 (collateralized by non-U.S. government debt securities, value $651,188, 3.60% to 13.63%, 10/15/07 to 2/15/26).	622,441	622,441
Merrill Lynch & Co. Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $415,022 (collateralized by non-U.S. government debt securities, value $434,126, 3.60% to 13.63%, 10/15/07 to 2/15/26).	414,960	414,960

		11,282,775
TIME DEPOSITS(c)–0.35%
Danske Bank A/S
5.32%, 06/01/07	1,037,401	1,037,401
Deutsche Bank AG
5.29%, 06/01/07	1,037,401	1,037,401
Dexia Credit Local
5.29%, 06/01/07	1,147,009	1,147,009
KBC Bank
5.32%, 06/01/07	1,141,141	1,141,141
Societe Generale
5.29%-5.32%, 06/01/07	1,244,881	1,244,881

		5,607,833

VARIABLE & FLOATING RATE NOTES(c)—0.05%
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(d)	228,228	228,228
Metropolitan Life Insurance Funding
5.43%, 08/01/07(d)(g)	41,496	41,496
Strips III LLC
5.37%, 07/24/07(d)	76,204	76,204
Wal-Mart Stores Inc.
5.50%, 07/16/07	311,220	311,246
Wind Master Trust
5.31%, 07/25/07(d)	165,984	165,984

		823,158

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,569,064)		30,569,064

TOTAL INVESTMENTS IN SECURITIES—101.62%
(Cost: $1,239,218,350)		1,628,534,600
Other Assets, Less Liabilities—(1.62)%		(26,035,345)

NET ASSETS—100.00%		$1,602,499,255

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG INDEX FUND

May 31, 2007

Security	Shares	Value

COMMON STOCKS—99.55%

AIRLINES—1.54%
Cathay Pacific Airways Ltd.(a)	7,298,000	$19,435,171

		19,435,171
APPAREL—0.79%
Yue Yuen Industrial Holdings Ltd.(a)	3,012,000	9,949,376

		9,949,376
BANKS—12.37%
Bank of East Asia Ltd.(a)	7,429,700	43,376,777
BOC Hong Kong Holdings Ltd.	19,686,000	46,830,021
Hang Seng Bank Ltd.(a)	4,055,000	56,434,095
Wing Hang Bank Ltd.	928,500	9,962,013

		156,602,906
CHEMICALS—1.05%
Kingboard Chemical Holdings Co. Ltd.	2,952,000	13,285,039

		13,285,039
DISTRIBUTION & WHOLESALE—8.54%
Esprit Holdings Ltd.	5,500,500	67,713,088
Li & Fung Ltd.(a)	12,049,000	40,417,873

		108,130,961
DIVERSIFIED FINANCIAL SERVICES—4.99%
Hong Kong Exchanges & Clearing Ltd.(a)	5,661,500	63,171,337

		63,171,337
ELECTRIC—6.90%
CLP Holdings Ltd.	7,028,200	49,536,190
Hongkong Electric Holdings Ltd.	7,314,500	37,787,603

		87,323,793
ELECTRICAL COMPONENTS & EQUIPMENT—0.37%
Johnson Electric Holdings Ltd.(a)	8,032,000	4,637,900

		4,637,900
ENGINEERING & CONSTRUCTION—3.07%
Cheung Kong Infrastructure Holdings Ltd.(a)	2,373,000	8,431,054
New World Development Co. Ltd.	12,501,800	30,476,189

		38,907,243
FOOD—0.74%
Tingyi Cayman Islands Holding Corp.	8,032,000	9,327,219

		9,327,219
GAS—3.28%
Hong Kong & China Gas Co. Ltd. (The)(a)	19,850,829	41,529,037

		41,529,037
HAND & MACHINE TOOLS—0.66%
Techtronic Industries Co. Ltd.(a)	5,904,000	8,314,961

		8,314,961

HOLDING COMPANIES-DIVERSIFIED—15.11%
Hutchison Whampoa Ltd.	11,206,800	108,115,022
Melco International Development Ltd.(a)	4,016,000	6,272,992
Swire Pacific Ltd. Class A	4,518,000	50,845,938
Wharf Holdings Ltd. (The)	6,439,000	26,009,916

		191,243,868
INTERNET—1.71%
Tencent Holdings Ltd.	5,020,000	21,659,817

		21,659,817
LODGING—1.37%
Shangri-La Asia Ltd.	6,686,000	17,377,351

		17,377,351
MEDIA—0.82%
Television Broadcasts Ltd.	1,482,000	10,416,977

		10,416,977
REAL ESTATE—25.91%
Cheung Kong (Holdings) Ltd.	8,032,000	103,967,121
Hang Lung Properties Ltd.	11,044,000	34,784,252
Henderson Land Development Co. Ltd.	4,604,000	31,801,524
Hopewell Holdings Ltd.	3,307,000	14,480,430
Hysan Development Co. Ltd.	3,327,000	9,243,442
Kerry Properties Ltd.(a)	3,012,000	18,491,185
Shui On Land Ltd.(a)	10,040,000	8,638,218
Shun Tak Holdings Ltd.(a)	5,125,000	6,929,134
Sino Land Co. Ltd.(a)	7,194,000	15,731,838
Sun Hung Kai Properties Ltd.	7,227,000	83,924,064

		327,991,208
REAL ESTATE INVESTMENT TRUSTS—2.07%
Link REIT (The)	11,316,000	26,252,599

		26,252,599
RETAIL—0.29%
Giordano International Ltd.(a)	8,032,000	3,702,093

		3,702,093
SEMICONDUCTORS—0.54%
ASM Pacific Technology Ltd.(a)	1,004,000	6,825,735

		6,825,735
TELECOMMUNICATIONS—5.10%
Foxconn International Holdings Ltd.(a)(b)	11,044,000	34,289,354
Hutchison Telecommunications International Ltd.(b)	7,626,000	16,832,755
PCCW Ltd.	21,434,576	13,502,095

		64,624,204
TRANSPORTATION—2.33%
MTR Corp. Ltd.	7,380,083	17,990,753
Orient Overseas International Ltd.	1,152,200	11,536,014

		29,526,767

TOTAL COMMON STOCKS
(Cost: $1,078,562,058)		1,260,235,562

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—10.88%

COMMERCIAL PAPER(c)—1.89%
Amsterdam Funding Corp.
5.29%, 06/06/07(d)	$3,261,000	3,258,604
BNP Paribas Finance Inc.
5.12%, 06/06/07	415,036	414,742
Carrera Capital Finance LLC
5.32%, 06/01/07(d)	1,101,625	1,101,625
Fairway Finance Corp.
5.28%, 06/04/07(d)	578,810	578,555
General Electric Capital Corp.
5.12%, 06/04/07(d)	889,364	888,985
General Electric Capital Services Inc.
5.32%, 06/01/07(d)	2,371,637	2,371,637
Grampian Funding LLC
5.14%, 06/06/07(d)	1,778,728	1,777,459
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	1,185,818	1,184,976
Jupiter Securitization Corp.
5.26%, 06/06/07(d)	296,988	296,771
Kitty Hawk Funding Corp.
5.27%, 06/04/07(d)	855,675	855,299
Links Finance LLC
5.31%, 06/01/07(d)	1,328,223	1,328,223
Park Granada LLC
5.33%, 06/01/07(d)	3,261,000	3,261,000
Park Sienna LLC
5.34%, 06/01/07(d)	1,422,982	1,422,982
Three Pillars Funding Corp.
5.26%-5.30%, 06/01/07(d)	2,824,453	2,824,453
Variable Funding Capital Corp.
5.31%, 06/01/07(d)	2,371,637	2,371,637

		23,936,948
MEDIUM-TERM NOTES(c)—0.07%
K2 USA LLC
5.39%, 06/04/07(d)	889,364	889,364

		889,364
MONEY MARKET FUNDS—4.92%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	1,490,032	1,490,032
BGI Cash Premier Fund LLC
5.33%(c)(e)(f)	60,778,242	60,778,242

		62,268,274
REPURCHASE AGREEMENTS(c)—2.55%
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $1,114,835 (collateralized by non-U.S. government debt securities, value $1,153,010, 5.50% to 8.00%, 11/1/08 to 3/15/19).	$1,114,669	1,114,669
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $2,371,990 (collateralized by non-U.S. government debt securities, value $2,500,152, 3.50% to 6.11%, 3/10/09 to 12/27/22).	2,371,637	2,371,637

Bank of America N.A. 5.31%, dated 5/31/07, due 6/1/07, maturity value $4,743,973 (collateralized by non-U.S. government debt securities, value $4,857,439, 5.00%, 5/1/35).	4,743,273	4,743,273
Bear Stearns Companies Inc. (The) 5.31%, dated 5/31/07, due 6/1/07, maturity value $2,964,983 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $3,035,926, 5.00% to 7.50%, 9/1/15 to 5/1/37).	2,964,546	2,964,546
Bear Stearns Companies Inc. (The) 5.37%, dated 5/31/07, due 6/1/07, maturity value $1,778,993 (collateralized by non-U.S. government debt securities, value $1,964,412, 0.00% to 12.87%, 2/15/20 to 11/25/52).	1,778,728	1,778,728
Citigroup Global Markets Holdings Inc. 5.31%, dated 5/31/07, due 6/1/07, maturity value $3,261,481 (collateralized by non-U.S. government debt securities, value $3,341,870, 4.13% to 6.26%, 4/1/19 to 10/1/42).	3,261,000	3,261,000
Citigroup Global Markets Holdings Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $1,778,993 (collateralized by U.S. government obligations, value $1,881,067, 5.56%, 8/25/46).	1,778,728	1,778,728
Credit Suisse First Boston 5.31%, dated 5/31/07, due 6/1/07, maturity value $2,964,983 (collateralized by non-U.S. government debt securities, value $3,035,943, 4.17% to 6.73%, 8/1/31 to 6/1/37).	2,964,546	2,964,546
Credit Suisse First Boston 5.32%, dated 5/31/07, due 6/1/07, maturity value $1,778,991 (collateralized by non-U.S. government debt securities, value $1,839,425, 5.25% to 9.63%, 11/15/07 to 4/15/37).	1,778,728	1,778,728
Goldman Sachs Group Inc. (The) 5.32%, dated 5/31/07, due 6/1/07, maturity value $2,964,984 (collateralized by non-U.S. government debt securities, value $3,123,581, 0.00% to 6.35%, 3/20/10 to 12/15/26).	2,964,546	2,964,546
HSBC Securities Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $592,997 (collateralized by non-U.S. government debt securities, value $625,054, 3.30% to 5.95%, 1/1/30 to 6/1/46).	592,909	592,909
Lehman Brothers Holdings Inc. 5.35%, dated 5/31/07, due 6/1/07, maturity value $2,964,987 (collateralized by non-U.S. government debt securities, value $3,107,429, 2.25% to 10.07%, 11/1/11 to 5/25/47).	2,964,546	2,964,546
Merrill Lynch & Co. Inc. 5.34%, dated 5/31/07, due 6/1/07, maturity value $1,778,992 (collateralized by non-U.S. government debt securities, value $1,860,878, 3.60% to 13.63%, 10/15/07 to 2/15/26).	1,778,728	1,778,728

Merrill Lynch & Co. Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $1,185,995 (collateralized by non-U.S. government debt securities, value $1,240,586, 3.60% to 13.63%, 10/15/07 to 2/15/26).	1,185,818	1,185,818

		32,242,402
TIME DEPOSITS(c)—1.27%
Danske Bank A/S
5.32%, 06/01/07	2,964,546	2,964,546
Deutsche Bank AG
5.29%, 06/01/07	2,964,546	2,964,546
Dexia Credit Local
5.29%, 06/01/07	3,277,768	3,277,768
KBC Bank
5.32%, 06/01/07	3,261,000	3,261,000
Societe Generale
5.29%-5.32%, 06/01/07	3,557,455	3,557,455

		16,025,315
VARIABLE & FLOATING RATE NOTES(c)—0.18%
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(d)	652,200	652,200
Metropolitan Life Insurance Funding
5.43%, 08/01/07(d)(g)	118,582	118,582
Strips III LLC
5.37%, 07/24/07(d)	217,766	217,766
Wal-Mart Stores Inc.
5.50%, 07/16/07	889,364	889,438
Wind Master Trust
5.31%, 07/25/07(d)	474,327	474,327

		2,352,313

TOTAL SHORT-TERM INVESTMENTS
(Cost: $137,714,616)		137,714,616

TOTAL INVESTMENTS IN SECURITIES—110.43%
(Cost: $1,216,276,674)		1,397,950,178
Other Assets, Less Liabilities—(10.43)%		(132,041,641)

NET ASSETS—100.00%		$1,265,908,537

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY INDEX FUND

May 31, 2007

Security	Shares	Value

COMMON STOCKS—94.87%

AEROSPACE & DEFENSE—2.13%
Finmeccanica SpA	206,967	$6,511,450

		6,511,450
AUTO MANUFACTURERS—4.03%
Fiat SpA	430,749	12,334,684

		12,334,684
AUTO PARTS & EQUIPMENT—0.75%
Pirelli & C. SpA(a)	1,921,258	2,288,027

		2,288,027
BANKS—36.51%
Banca Monte dei Paschi di Siena SpA(b)	800,683	5,441,067
Banca Popolare di Milano Scrl	312,246	4,680,737
Banco Popolare di Verona e Novara Scrl	264,442	8,035,011
Capitalia SpA	975,117	10,077,436
Intesa Sanpaolo SpA	3,962,929	30,236,496
UniCredito Italiano SpA	4,388,873	41,193,561
Unione di Banche Italiane ScpA	417,645	11,976,305

		111,640,613
BUILDING MATERIALS—0.82%
Italcementi SpA	76,838	2,494,971

		2,494,971
COMMERCIAL SERVICES—2.06%
Atlantia SpA	186,813	6,297,192

		6,297,192
DIVERSIFIED FINANCIAL SERVICES—2.83%
Mediobanca SpA	376,827	8,650,738

		8,650,738
ELECTRIC—9.06%
Enel SpA	1,323,394	15,056,877
Terna SpA	3,299,478	12,642,737

		27,699,614
ENTERTAINMENT—0.52%
Lottomatica SpA	36,594	1,593,987

		1,593,987
FOOD—1.40%
Parmalat SpA(a)	961,533	4,295,704

		4,295,704
HEALTH CARE-PRODUCTS—1.33%
Luxottica Group SpA	115,952	4,070,844

		4,070,844

INSURANCE—6.91%
Assicurazioni Generali SpA	358,327	14,942,843
Fondiaria-Sai SpA	73,263	3,766,985
Mediolanum SpA(b)	279,324	2,420,618

		21,130,446
MEDIA—2.70%
Arnoldo Mondadori Editore SpA	103,147	1,064,594
Mediaset SpA	496,134	5,320,953
Seat Pagine Gialle SpA	2,949,359	1,875,260

		8,260,807
OIL & GAS—16.87%
Eni SpA	1,459,199	51,602,649

		51,602,649
RETAIL—1.13%
Autogrill SpA	95,039	1,915,781
Bulgari SpA	98,048	1,546,317

		3,462,098
TELECOMMUNICATIONS—5.82%
Telecom Italia SpA	6,132,758	17,784,236

		17,784,236

TOTAL COMMON STOCKS
(Cost: $270,888,428)		290,118,060

Security	Shares	Value

PREFERRED STOCKS—5.03%

BANKS—1.01%
Intesa Sanpaolo SpA RNC	427,297	3,081,958

		3,081,958
INSURANCE—1.98%
Unipol SpA	1,746,990	6,047,528

		6,047,528
TELECOMMUNICATIONS—2.04%
Telecom Italia SpA RNC	2,682,244	6,255,024

		6,255,024

TOTAL PREFERRED STOCKS
(Cost: $15,737,658)		15,384,510

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—2.01%

COMMERCIAL PAPER(c)—0.63%
Amsterdam Funding Corp.
5.29%, 06/06/07(d)	$260,711	260,519
BNP Paribas Finance Inc.
5.12%, 06/06/07	33,181	33,158

Carrera Capital Finance LLC
5.32%, 06/01/07(d)	88,073	88,073
Fairway Finance Corp.
5.28%, 06/04/07(d)	46,275	46,254
General Electric Capital Corp.
5.12%, 06/04/07(d)	71,103	71,073
General Electric Capital Services Inc.
5.32%, 06/01/07(d)	189,608	189,608
Grampian Funding LLC
5.14%, 06/06/07(d)	142,206	142,105
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	94,804	94,737
Jupiter Securitization Corp.
5.26%, 06/06/07(d)	23,744	23,726
Kitty Hawk Funding Corp.
5.27%, 06/04/07(d)	68,410	68,380
Links Finance LLC
5.31%, 06/01/07(d)	106,189	106,189
Park Granada LLC
5.33%, 06/01/07(d)	260,711	260,711
Park Sienna LLC
5.34%, 06/01/07(d)	113,765	113,765
Three Pillars Funding Corp.
5.26%-5.30%, 06/01/07(d)	225,810	225,810
Variable Funding Capital Corp.
5.31%, 06/01/07(d)	189,608	189,608

		1,913,716
MEDIUM-TERM NOTES(c)—0.02%
K2 USA LLC
5.39%, 06/04/07(d)	71,103	71,103

		71,103
MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	123,826	123,826

		123,826
REPURCHASE AGREEMENTS(c)—0.84%
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $189,636 (collateralized by non-U.S. government debt securities, value $199,883, 3.50% to 6.11%, 3/10/09 to 12/27/22).	$189,608	189,608
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $89,129 (collateralized by non-U.S. government debt securities, value $92,181, 5.50% to 8.00%, 11/1/08 to 3/15/19).	89,116	89,116
Bank of America N.A. 5.31%, dated 5/31/07, due 6/1/07, maturity value $379,272 (collateralized by non-U.S. government debt securities, value $388,343, 5.00%, 5/1/35).	379,216	379,216
Bear Stearns Companies Inc. (The) 5.31%, dated 5/31/07, due 6/1/07, maturity value $237,045 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $242,717, 5.00% to 7.50%, 9/1/15 to 5/1/37).	237,010	237,010

Bear Stearns Companies Inc. (The) 5.37%, dated 5/31/07, due 6/1/07, maturity value $142,227 (collateralized by non-U.S. government debt securities, value $157,051, 0.00% to 12.87%, 2/15/20 to 11/25/52).	142,206	142,206
Citigroup Global Markets Holdings Inc. 5.31%, dated 5/31/07, due 6/1/07, maturity value $260,749 (collateralized by non-U.S. government debt securities, value $267,176, 4.13% to 6.26%, 4/1/19 to 10/1/42).	260,711	260,711
Citigroup Global Markets Holdings Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $142,227 (collateralized by U.S. government obligations, value $150,388, 5.56%, 8/25/46).	142,206	142,206
Credit Suisse First Boston 5.31%, dated 5/31/07, due 6/1/07, maturity value $237,045 (collateralized by non-U.S. government debt securities, value $242,718, 4.17% to 6.73%, 8/1/31 to 6/1/37).	237,010	237,010
Credit Suisse First Boston 5.32%, dated 5/31/07, due 6/1/07, maturity value $142,227 (collateralized by non-U.S. government debt securities, value $147,059, 5.25% to 9.63%, 11/15/07 to 4/15/37).	142,206	142,206
Goldman Sachs Group Inc. (The) 5.32%, dated 5/31/07, due 6/1/07, maturity value $237,045 (collateralized by non-U.S. government debt securities, value $249,725, 0.00% to 6.35%, 3/20/10 to 12/15/26).	237,010	237,010
HSBC Securities Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $47,409 (collateralized by non-U.S. government debt securities, value $49,972, 3.30% to 5.95%, 1/1/30 to 6/1/46).	47,402	47,402
Lehman Brothers Holdings Inc. 5.35%, dated 5/31/07, due 6/1/07, maturity value $237,045 (collateralized by non-U.S. government debt securities, value $248,433, 2.25% to 10.07%, 11/1/11 to 5/25/47).	237,010	237,010
Merrill Lynch & Co. Inc. 5.34%, dated 5/31/07, due 6/1/07, maturity value $142,227 (collateralized by non-U.S. government debt securities, value $148,774, 3.60% to 13.63%, 10/15/07 to 2/15/26).	142,206	142,206
Merrill Lynch & Co. Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $94,818 (collateralized by non-U.S. government debt securities, value $99,183, 3.60% to 13.63%, 10/15/07 to 2/15/26).	94,804	94,804

		2,577,721
TIME DEPOSITS(c)—0.42%
Danske Bank A/S
5.32%, 06/01/07	237,010	237,010
Deutsche Bank AG
5.29%, 06/01/07	237,010	237,010
Dexia Credit Local
5.29%, 06/01/07	262,052	262,052
KBC Bank
5.32%, 06/01/07	260,711	260,711
Societe Generale
5.29%-5.32%, 06/01/07	284,412	284,412

		1,281,195

VARIABLE & FLOATING RATE NOTES(c)—0.06%
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(d)	52,142	52,142
Metropolitan Life Insurance Funding
5.43%, 08/01/07(d)(g)	9,480	9,480
Strips III LLC
5.37%, 07/24/07(d)	17,410	17,410
Wal-Mart Stores Inc.
5.50%, 07/16/07	71,103	71,109
Wind Master Trust
5.31%, 07/25/07(d)	37,922	37,922

		188,063

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,155,624)		6,155,624

TOTAL INVESTMENTS IN SECURITIES—101.91%
(Cost: $292,781,710)		311,658,194
Other Assets, Less Liabilities—(1.91)%		(5,839,403)

NET ASSETS—100.00%		$305,818,791

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

May 31, 2007

Security	Shares	Value

COMMON STOCKS—99.37%

ADVERTISING—0.25%
Asatsu-DK Inc.	157,900	$5,184,912
Dentsu Inc.	7,895	21,711,817
Hakuhodo DY Holdings Inc.	110,530	7,431,274

		34,328,003
AGRICULTURE—0.83%
Japan Tobacco Inc.	22,106	115,053,187

		115,053,187
AIRLINES—0.13%
All Nippon Airways Co. Ltd.	3,158,000	12,158,617
Japan Airlines Corp.(a)(b)	3,158,000	6,273,743

		18,432,360
APPAREL—0.21%
Asics Corp.	461,000	5,937,766
Gunze Ltd.	1,579,000	9,151,369
Onward Kashiyama Co. Ltd.	1,105,000	14,414,029

		29,503,164
AUTO MANUFACTURERS—8.25%
Hino Motors Ltd.	1,579,000	8,905,086
Honda Motor Co. Ltd.	7,263,400	255,201,346
Nissan Motor Co. Ltd.	10,573,700	117,528,956
Toyota Motor Corp.	12,632,000	756,997,080

		1,138,632,468
AUTO PARTS & EQUIPMENT—1.63%
Aisin Seiki Co. Ltd.	947,600	31,971,728
Bridgestone Corp.	2,842,200	55,530,403
Denso Corp.	2,369,200	83,047,933
JTEKT Corp.	473,700	8,419,000
NGK Spark Plug Co. Ltd.	629,000	10,089,611
NHK Spring Co. Ltd.	406,000	3,782,867
NOK Corp.	473,700	9,488,388
Sumitomo Rubber Industries Inc.	473,700	5,012,513
Tokai Rika Co. Ltd.	157,900	4,096,080
Toyoda Gosei Co. Ltd.	315,800	9,021,746
Toyota Boshoku Corp.	157,900	3,953,495

		224,413,764
BANKS—10.89%
Bank of Kyoto Ltd. (The)	433,000	5,054,599
Bank of Yokohama Ltd. (The)	6,316,000	47,130,846
Chiba Bank Ltd. (The)	3,158,000	28,102,221
Fukuoka Financial Group Inc.(a)	3,164,000	24,804,991
Gunma Bank Ltd.	1,579,000	10,875,352
Hachijuni Bank Ltd. (The)	1,579,000	12,041,957
Hiroshima Bank Ltd. (The)	1,579,000	9,514,313

Hokuhoku Financial Group Inc.	6,321,000	21,690,088
Joyo Bank Ltd. (The)	3,158,000	20,298,929
Mitsubishi UFJ Financial Group Inc.	37,896	435,532,569
Mitsubishi UFJ Securities Co. Ltd.	1,579,000	18,147,190
Mitsui Trust Holdings Inc.	3,163,000	29,289,201
Mizuho Financial Group Inc.	44,212	312,494,619
Nishi-Nippon City Bank Ltd. (The)	3,158,000	12,651,184
Resona Holdings Inc.(b)	25,264	62,841,128
Sapporo Hokuyo Holdings Inc.	1,579	16,462,094
77 Bank Ltd. (The)	1,579,000	10,758,691
Shinsei Bank Ltd.	6,316,000	27,687,428
Shizuoka Bank Ltd. (The)	3,158,000	32,327,924
Sumitomo Mitsui Financial Group Inc.	30,001	290,614,292
Sumitomo Trust & Banking Co. Ltd. (The)	6,316,000	64,137,356
Suruga Bank Ltd.	776,000	10,326,282

		1,502,783,254
BEVERAGES—0.74%
Asahi Breweries Ltd.	1,579,000	25,172,745
Coca-Cola West Japan Co. Ltd.	315,800	6,662,611
Ito En Ltd.	315,800	10,343,899
Kirin Brewery Co. Ltd.	3,158,000	48,841,867
Sapporo Holdings Ltd.(b)	1,579,000	11,108,673

		102,129,795
BUILDING MATERIALS—1.33%
Asahi Glass Co. Ltd.	4,737,000	63,035,562
Daikin Industries Ltd.	1,105,300	40,377,498
JS Group Corp.	1,263,200	26,494,898
Matsushita Electric Works Ltd.	1,579,000	19,754,513
Nippon Sheet Glass Co. Ltd.	1,579,000	7,414,424
Sumitomo Osaka Cement Co. Ltd.	1,579,000	4,640,496
Taiheiyo Cement Corp.	4,737,000	21,659,967

		183,377,358
CHEMICALS—3.69%
Asahi Kasei Corp.	6,316,000	40,494,159
Daicel Chemical Industries Ltd.	1,579,000	10,201,314
Dainippon Ink & Chemical Inc.	3,158,000	11,562,353
Denki Kagaku Kogyo Kabushiki Kaisha	3,158,000	14,310,356
Hitachi Chemical Co. Ltd.	315,800	6,481,139
JSR Corp.	789,500	17,790,728
Kaneka Corp.	1,579,000	13,623,355
Mitsubishi Chemical Holdings Corp.	5,526,500	48,316,895
Mitsubishi Gas Chemical Co. Inc.	1,579,000	13,169,676
Mitsui Chemicals Inc.	3,158,000	22,787,686
Nippon Kayaku Co. Ltd.	1,579,000	12,119,730
Nissan Chemical Industries Ltd.	1,103,000	11,952,223
Nitto Denko Corp.	789,500	39,210,894
Shin-Etsu Chemical Co. Ltd.	1,894,800	126,926,635
Showa Denko K.K.	4,737,000	16,993,547
Sumitomo Chemical Co. Ltd.	6,316,000	41,790,387
Taiyo Nippon Sanso Corp.	1,579,000	12,871,543
Tokuyama Corp.	908,000	11,672,848
Tosoh Corp.	3,158,000	16,151,000
Ube Industries Ltd.	4,745,000	14,451,382
Zeon Corp.	566,000	5,645,364

		508,523,214
COMMERCIAL SERVICES—0.89%
Benesse Corp.	315,800	9,229,143
Dai Nippon Printing Co. Ltd.	3,158,000	46,275,336
Goodwill Group Inc. (The)(b)	6,316	3,919,793

Kamigumi Co. Ltd.	1,579,000	13,377,072
KK DaVinci Advisors(a)	4,737	5,249,723
Park 24 Co. Ltd.	315,800	3,577,589
TIS Inc.	315,800	7,168,140
Toppan Printing Co. Ltd.	3,158,000	33,287,132

		122,083,928
COMPUTERS—1.03%
CSK Holdings Corp.	315,800	11,354,956
Fujitsu Ltd.	7,895,000	53,858,269
Itochu Techno-Science Corp.	157,900	6,636,687
Meitec Corp.(b)	157,900	4,536,798
Obic Co. Ltd.	15,790	3,122,613
Otsuka Corp.	62,000	5,710,627
TDK Corp.	631,600	57,293,273

		142,513,223
COSMETICS & PERSONAL CARE—0.84%
Aderans Co. Ltd.	157,900	3,260,013
Kao Corp.	2,509,000	69,411,238
Shiseido Co. Ltd.	1,579,000	33,896,359
Uni-Charm Corp.	157,900	8,762,501

		115,330,111
DISTRIBUTION & WHOLESALE—4.12%
Canon Marketing Japan Inc.	157,900	3,182,239
Hitachi High-Technologies Corp.	157,900	4,096,080
ITOCHU Corp.	7,895,000	86,134,343
Marubeni Corp.	6,320,000	44,151,541
Mitsubishi Corp.	6,158,100	149,889,311
Mitsui & Co. Ltd.	7,895,000	155,547,347
Sojitz Corp.	4,421,200	19,199,727
Sumitomo Corp.	4,737,000	85,939,909
Toyota Tsusho Corp.	789,500	19,443,418

		567,583,915
DIVERSIFIED FINANCIAL SERVICES—3.48%
ACOM Co. Ltd.(b)	331,590	12,902,652
Aeon Credit Service Co. Ltd.	474,570	8,531,858
AIFUL Corp.(b)	315,800	9,877,256
Credit Saison Co. Ltd.	789,500	22,619,176
Daiwa Securities Group Inc.	6,316,000	72,640,611
Mitsubishi UFJ Lease & Finance Co. Ltd.	142,110	6,801,308
Nikko Cordial Corp.	2,368,500	32,664,943
Nomura Holdings Inc.	8,210,800	167,835,587
ORIX Corp.	394,750	105,642,573
Promise Co. Ltd.(b)	394,950	13,714,555
Shinko Securities Co. Ltd.	1,579,000	8,010,688
Takefuji Corp.	521,190	19,210,632

		480,451,839
ELECTRIC—3.66%
Chubu Electric Power Co. Inc.	3,000,100	85,214,021
Electric Power Development Co. Ltd.	789,500	35,711,078
Hokkaido Electric Power Co. Inc.	789,500	18,795,304
Kansai Electric Power Co. Inc. (The)	3,473,800	87,262,062
Kyushu Electric Power Co. Inc.	1,736,900	47,053,072
Tohoku Electric Power Co. Inc.	2,052,800	47,522,030
Tokyo Electric Power Co. Inc. (The)	5,526,500	183,740,303

		505,297,870
ELECTRICAL COMPONENTS & EQUIPMENT—3.85%
Casio Computer Co. Ltd.	1,105,300	18,464,766

Fujikura Ltd.	1,579,000	10,875,352
Furukawa Electric Co. Ltd. (The)	3,158,000	17,447,227
Hitachi Cable Ltd.	1,579,000	9,358,765
Hitachi Ltd.	15,790,000	115,882,773
Mitsubishi Electric Corp.	9,474,000	86,562,097
SANYO Electric Co. Ltd.(a)(b)	6,327,000	10,439,823
Sharp Corp.	4,737,000	90,606,330
Stanley Electric Co. Ltd.	632,800	13,818,068
Sumitomo Electric Industries Ltd.	3,158,000	47,934,508
Toshiba Corp.	14,211,000	106,161,064
Ushio Inc.	157,900	3,272,975

		530,823,748
ELECTRONICS—4.27%
Advantest Corp.	631,600	26,961,540
Alps Electric Co. Ltd.	789,500	7,699,594
Dainippon Screen Manufacturing Co. Ltd.(b)	815,000	6,101,712
Fanuc Ltd.	789,500	75,310,841
Hirose Electric Co. Ltd.	157,900	20,480,401
IBIDEN Co. Ltd.	631,600	34,064,869
Keyence Corp.	174,392	37,221,952
Kyocera Corp.	789,500	77,514,427
Mabuchi Motor Co. Ltd.	157,900	9,488,388
Minebea Co. Ltd.	1,579,000	9,099,520
Mitsumi Electric Co. Ltd.	157,900	4,990,477
Murata Manufacturing Co. Ltd.	947,400	66,885,359
NEC Corp.	9,474,000	48,219,677
NGK Insulators Ltd.	1,579,000	36,877,684
Nippon Electric Glass Co. Ltd.	1,579,500	25,193,683
Omron Corp.	1,105,300	28,309,617
Secom Co. Ltd.	947,400	44,719,862
Tokyo Seimitsu Co. Ltd.(b)	157,900	5,755,252
Yaskawa Electric Corp.	1,142,000	12,384,206
Yokogawa Electric Corp.	947,400	12,000,478

		589,279,539
ENGINEERING & CONSTRUCTION—0.93%
Chiyoda Corp.	609,000	12,248,492
JGC Corp.	1,202,000	22,744,407
Kajima Corp.	4,737,000	19,287,871
Nishimatsu Construction Co. Ltd.(b)	1,579,000	5,457,119
Obayashi Corp.	3,158,000	17,576,850
Okumura Corp.	1,579,000	7,842,179
Shimizu Corp.	3,158,000	18,276,814
Taisei Corp.	4,737,000	15,593,621
Toda Corp.(b)	1,579,000	9,008,784

		128,036,137
ENTERTAINMENT—0.20%
Oriental Land Co. Ltd.	315,800	16,513,943
Toho Co. Ltd.	632,800	11,506,399

		28,020,342
ENVIRONMENTAL CONTROL—0.07%
Kurita Water Industries Ltd.	315,800	8,918,048

		8,918,048
FOOD—0.96%
Ajinomoto Co. Inc.	3,158,000	36,449,929
Kikkoman Corp.(b)	1,579,000	23,604,310
Meiji Dairies Corp.	1,579,000	10,486,484
Meiji Seika Kaisha Ltd.(b)	1,579,000	7,245,914
Nichirei Corp.	1,579,000	8,399,557

Nippon Meat Packers Inc.	1,118,000	13,528,154
Nisshin Seifun Group Inc.	791,500	8,160,933
Nissin Food Products Co. Ltd.	474,500	17,100,152
Yakult Honsha Co. Ltd.(b)	315,800	7,569,971

		132,545,404
FOREST PRODUCTS & PAPER—0.24%
Nippon Paper Group Inc.	4,737	16,410,245
Oji Paper Co. Ltd.	3,158,000	16,073,226

		32,483,471
GAS—0.65%
Osaka Gas Co. Ltd.	9,474,000	35,231,474
Tokyo Gas Co. Ltd.	11,053,000	54,441,571

		89,673,045
HAND & MACHINE TOOLS—0.72%
Fuji Electric Holdings Co. Ltd.	3,158,000	14,906,622
Makita Corp.	315,800	13,117,826
Nidec Corp.	522,500	31,526,290
OSG Corp.(b)	315,800	4,127,190
SMC Corp.	158,600	19,946,247
THK Co. Ltd.	632,200	15,725,206

		99,349,381
HEALTH CARE-PRODUCTS—0.67%
Hoya Corp.	1,894,800	61,285,654
Terumo Corp.	789,500	30,850,224

		92,135,878
HOME BUILDERS—0.69%
Daiwa House Industry Co. Ltd.	2,565,000	38,428,149
Haseko Corp.(a)	4,737,000	14,699,224
Sekisui Chemical Co. Ltd.	2,555,000	19,128,679
Sekisui House Ltd.	1,579,000	23,228,404

		95,484,456
HOME FURNISHINGS—3.63%
Matsushita Electric Industrial Co. Ltd.	9,474,015	199,878,657
Pioneer Corp.	789,900	11,237,505
Sony Corp.	4,737,000	272,596,725
Yamaha Corp.	789,500	16,656,529

		500,369,416
HOUSEWARES—0.10%
TOTO Ltd.(b)	1,579,000	14,180,733

		14,180,733
INSURANCE—2.37%
Millea Holdings Inc.	3,473,800	138,022,345
Mitsui Sumitomo Insurance Co. Ltd.	5,883,000	73,407,708
Sompo Japan Insurance Inc.	4,147,000	52,018,356
T&D Holdings Inc.	947,400	64,007,733

		327,456,142
INTERNET—1.16%
Access Co. Ltd.(a)(b)	995	3,626,647
E*Trade Securities Co. Ltd.(b)	6,316	7,207,027
eAccess Ltd.(b)	4,737	3,072,060
Matsui Securities Co. Ltd.	473,700	3,713,693
Rakuten Inc.	30,001	10,208,443
SBI Holdings Inc.	44,212	14,172,956
SoftBank Corp.(b)	3,474,600	76,585,815

Trend Micro Inc.	533,500	17,562,164
Yahoo! Japan Corp.	71,055	24,323,716

		160,472,521
IRON & STEEL—3.81%
Daido Steel Co. Ltd.	1,579,000	9,786,521
JFE Holdings Inc.	2,526,650	153,488,568
Kobe Steel Ltd.	12,632,000	43,345,860
Nippon Steel Corp.	26,843,000	187,525,288
Nisshin Steel Co. Ltd.	4,745,000	19,476,255
Sumitomo Metal Industries Ltd.	18,948,000	102,505,701
Tokyo Steel Manufacturing Co. Ltd.	632,200	9,798,412

		525,926,605
LEISURE TIME—0.59%
Namco Bandai Holdings Inc.	947,498	16,061,925
Round One Corp.	1,579	2,644,305
Sankyo Co. Ltd.	315,800	13,584,468
Sega Sammy Holdings Inc.	789,500	14,517,752
Shimano Inc.	315,800	10,654,993
Yamaha Motor Co. Ltd.	947,600	24,114,928

		81,578,371
MACHINERY—0.29%
Hitachi Construction Machinery Co. Ltd.	315,800	10,551,295
Japan Steel Works Ltd. (The)	1,579,000	22,554,365
Okuma Corp.	493,000	7,058,178

		40,163,838
MACHINERY-CONSTRUCTION & MINING—0.82%
Komatsu Ltd.	4,263,300	113,044,034

		113,044,034
MACHINERY-DIVERSIFIED—1.05%
Amada Co. Ltd.	1,579,000	19,897,099
Ebara Corp.(b)	1,579,000	7,181,102
Kubota Corp.	4,737,000	39,625,686
Sumitomo Heavy Industries Ltd.	3,158,000	35,853,663
Toyota Industries Corp.	947,400	42,853,294

		145,410,844
MANUFACTURING—2.72%
FUJIFILM Holdings Corp.	2,368,500	97,994,828
Glory Ltd.	157,900	3,227,607
Ishikawajima-Harima Heavy Industries Co. Ltd.	6,322,000	21,537,823
Kawasaki Heavy Industries Ltd.	6,316,000	24,732,028
Konica Minolta Holdings Inc.	2,368,500	32,178,857
Mitsubishi Heavy Industries Ltd.	15,790,000	95,791,241
Nikon Corp.	1,579,000	39,923,819
Olympus Corp.	1,579,000	59,756,105

		375,142,308
MEDIA—0.10%
Fuji Television Network Inc.	1,655	3,369,371
Jupiter Telecommunications Co. Ltd.(a)	6,316	5,236,761
Tokyo Broadcasting System Inc.(b)	157,900	5,016,402

		13,622,534
METAL FABRICATE & HARDWARE—0.33%
NSK Ltd.	3,158,000	32,327,924
NTN Corp.	1,579,000	13,040,052

		45,367,976

MINING—0.99%
DOWA HOLDINGS Co. Ltd.	1,579,000	15,204,753
Mitsubishi Materials Corp.	4,737,000	24,926,462
Mitsui Mining & Smelting Co. Ltd.	3,158,000	14,699,225
Nippon Light Metal Co. Ltd.	1,579,000	4,173,854
Sumitomo Metal Mining Co. Ltd.	2,786,000	63,466,322
Sumitomo Titanium Corp.(b)	78,400	7,748,931
Toho Titanium Co. Ltd.(b)	157,900	6,364,479

		136,584,026
OFFICE & BUSINESS EQUIPMENT—2.72%
Canon Inc.	4,894,950	287,713,681
Ricoh Co. Ltd.	3,158,000	68,700,078
Seiko Epson Corp.	631,600	18,250,889

		374,664,648
OIL & GAS—1.04%
INPEX Holdings Inc.	3,856	33,870,377
Nippon Mining Holdings Inc.	3,947,500	34,674,096
Nippon Oil Corp.	6,316,500	53,616,230
Showa Shell Sekiyu K.K.	473,700	5,731,920
TonenGeneral Sekiyu K.K.	1,579,000	16,021,376

		143,913,999
PACKAGING & CONTAINERS—0.11%
Toyo Seikan Kaisha Ltd.	789,500	15,230,678

		15,230,678
PHARMACEUTICALS—4.87%
Alfresa Holdings Corp.	157,900	11,225,334
Astellas Pharma Inc.	2,526,430	111,788,020
Chugai Pharmaceutical Co. Ltd.	1,263,200	25,769,011
Daiichi Sankyo Co. Ltd.	3,315,969	90,919,316
Eisai Co. Ltd.	1,263,200	58,693,198
Kyowa Hakko Kogyo Co. Ltd.	1,579,000	15,801,018
Mediceo Paltac Holdings Co. Ltd.	631,600	10,037,989
Santen Pharmaceutical Co. Ltd.	157,900	3,979,420
Shionogi & Co. Ltd.	1,579,000	27,091,162
Suzuken Co. Ltd.	315,800	9,955,030
Taisho Pharmaceutical Co. Ltd.(b)	1,098,000	21,182,121
Takeda Pharmaceutical Co. Ltd.	3,948,200	264,801,494
Tanabe Seiyaku Co. Ltd.	1,579,000	20,337,816

		671,580,929
REAL ESTATE—3.23%
Aeon Mall Co. Ltd.	157,900	5,716,365
Daito Trust Construction Co. Ltd.	473,700	25,082,010
Leopalace21 Corp.	631,600	21,258,137
Mitsubishi Estate Co. Ltd.	5,036,000	154,616,755
Mitsui Fudosan Co. Ltd.	4,012,000	126,141,773
NTT Urban Development Corp.	4,737	11,432,730
Sumitomo Realty & Development Co. Ltd.	1,579,000	59,626,483
Tokyo Tatemono Co. Ltd.	1,579,000	22,748,799
Tokyu Land Corp.	1,579,000	19,495,267

		446,118,319
REAL ESTATE INVESTMENT TRUSTS—0.60%
Japan Real Estate Investment Corp.	1,579	21,776,628
Japan Retail Fund Investment Corp.	1,579	16,202,849
Nippon Building Fund Inc.	2,357	38,117,555
Nomura Real Estate Office Fund Inc.	520	6,488,528

		82,585,560

RETAIL—2.84%
AEON Co. Ltd.	2,684,300	50,131,613
Aoyama Trading Co. Ltd.	315,800	9,540,238
Autobacs Seven Co. Ltd.	157,900	5,094,175
Citizen Watch Co. Ltd.	1,736,900	15,456,222
Daimaru Inc. (The)	1,579,000	17,576,850
EDION Corp.	315,800	3,901,646
FamilyMart Co. Ltd.	315,800	8,036,614
Fast Retailing Co. Ltd.	267,100	20,676,871
Isetan Co. Ltd.	947,400	13,727,053
Lawson Inc.	315,800	11,251,258
Marui Co. Ltd.	1,421,100	17,137,429
Mitsukoshi Ltd.(b)	1,579,000	7,894,027
Nitori Co. Ltd.	157,900	7,375,537
Ryohin Keikaku Co. Ltd.	157,900	9,034,708
Seven & I Holdings Co. Ltd.	3,789,680	109,507,644
Shimachu Co. Ltd.	315,800	8,010,688
Shimamura Co. Ltd.	47,700	5,125,748
Takashimaya Co. Ltd.	1,579,000	18,134,228
UNY Co. Ltd.	1,245,000	13,879,325
USS Co. Ltd.	110,530	6,932,227
Yamada Denki Co. Ltd.	347,380	32,680,498

		391,104,599
SEMICONDUCTORS—1.10%
Elpida Memory Inc.(a)	473,700	19,404,531
NEC Electronics Corp.(a)(b)	157,900	3,843,316
Rohm Co. Ltd.	474,100	42,578,123
Sanken Electric Co. Ltd.	332,000	3,196,946
Shinko Electric Industries Co. Ltd.	157,900	3,026,692
Sumco Corp.	473,700	22,787,686
Tokyo Electron Ltd.	789,552	56,713,705

		151,550,999
SHIPBUILDING—0.12%
Mitsui Engineering & Shipbuilding Co. Ltd.	3,158,000	16,488,019

		16,488,019
SOFTWARE—0.22%
Fuji Soft ABC Inc.	157,900	3,681,287
Konami Corp.	474,500	11,043,037
Nomura Research Institute Ltd.	315,800	8,451,406
Oracle Corp.	157,900	7,025,555

		30,201,285
STORAGE & WAREHOUSING—0.04%
Mitsubishi Logistics Corp.	319,000	5,669,540

		5,669,540
TELECOMMUNICATIONS—2.75%
Hikari Tsushin Inc.	157,900	6,545,951
KDDI Corp.	11,053	94,365,390
Nippon Telegraph & Telephone Corp.	23,685	111,410,787
NTT Data Corp.	6,316	30,124,336
NTT DoCoMo Inc.	77,371	131,476,395
Oki Electric Industry Co. Ltd.(a)(b)	3,158,000	5,807,101

		379,729,960
TEXTILES—0.98%
Kuraray Co. Ltd.	1,579,000	17,162,057
Mitsubishi Rayon Co. Ltd.	3,158,000	20,169,306
Nisshinbo Industries Inc.	1,579,000	21,763,667
Teijin Ltd.	4,737,000	25,276,443

Toray Industries Inc.	6,316,000	42,619,973
Toyobo Co. Ltd.	3,158,000	8,477,330

		135,468,776
TOYS, GAMES & HOBBIES—1.20%
Nintendo Co. Ltd.	473,700	165,463,489

		165,463,489
TRANSPORTATION—4.32%
Central Japan Railway Co.	7,895	81,014,243
East Japan Railway Co.	15,790	121,845,421
Hankyu Hanshin Holdings Inc.	4,742,800	27,137,311
Kawasaki Kisen Kaisha Ltd.	3,158,000	38,238,723
Keihin Electric Express Railway Co. Ltd.(b)	1,583,000	10,578,024
Keio Corp.	3,158,000	20,921,118
Kintetsu Corp.(b)	7,899,000	23,343,924
Mitsui O.S.K. Lines Ltd.	4,737,000	64,863,243
Nippon Express Co. Ltd.	4,737,000	28,270,730
Nippon Yusen Kabushiki Kaisha	4,737,000	43,669,917
Odakyu Electric Railway Co. Ltd.	1,579,000	9,838,370
Seino Holdings Co. Ltd.	1,243,000	12,183,574
Tobu Railway Co. Ltd.	4,737,000	21,309,986
Tokyu Corp.	4,737,000	32,587,169
West Japan Railway Co.	7,895	36,683,249
Yamato Holdings Co. Ltd.	1,579,000	22,904,347

		595,389,349
VENTURE CAPITAL—0.05%
JAFCO Co. Ltd.	157,900	6,908,895

		6,908,895

TOTAL COMMON STOCKS
(Cost: $10,900,554,253)		13,708,575,294

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.81%

COMMERCIAL PAPER(c)—0.32%
Amsterdam Funding Corp.
5.29%, 06/06/07(d)	$5,952,319	5,947,946
BNP Paribas Finance Inc.
5.12%, 06/06/07	757,568	757,030
Carrera Capital Finance LLC
5.32%, 06/01/07(d)	2,010,802	2,010,802
Fairway Finance Corp.
5.28%, 06/04/07(d)	1,056,504	1,056,039
General Electric Capital Corp.
5.12%, 06/04/07(d)	1,623,360	1,622,668
General Electric Capital Services Inc.
5.32%, 06/01/07(d)	4,328,959	4,328,959
Grampian Funding LLC
5.14%, 06/06/07(d)	3,246,720	3,244,404
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	2,164,480	2,162,942
Jupiter Securitization Corp.
5.26%, 06/06/07(d)	542,094	541,698
Kitty Hawk Funding Corp.
5.27%, 06/04/07(d)	1,561,867	1,561,181

Links Finance LLC
5.31%, 06/01/07(d)	2,424,412	2,424,412
Park Granada LLC
5.33%, 06/01/07(d)	5,952,319	5,952,319
Park Sienna LLC
5.34%, 06/01/07(d)	2,597,376	2,597,376
Three Pillars Funding Corp.
5.26%-5.30%, 06/01/07(d)	5,155,488	5,155,488
Variable Funding Capital Corp.
5.31%, 06/01/07(d)	4,328,959	4,328,959

		43,692,223
MEDIUM-TERM NOTES(c)—0.01%
K2 USA LLC
5.39%, 06/04/07(d)	1,623,360	1,623,360

		1,623,360
MONEY MARKET FUNDS—0.81%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	1,652,694	1,652,694
BGI Cash Premier Fund LLC
5.33%(c)(e)(f)	110,523,832	110,523,832

		112,176,526
REPURCHASE AGREEMENTS(c)—0.43%
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $2,034,914 (collateralized by non-U.S. government debt securities, value $2,104,594, 5.50% to 8.00%, 11/1/08 to 3/15/19).	$2,034,611	2,034,611
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $4,329,604 (collateralized by non-U.S. government debt securities, value $4,563,540, 3.50% to 6.11%, 3/10/09 to 12/27/22).	4,328,959	4,328,959
Bank of America N.A. 5.31%, dated 5/31/07, due 6/1/07, maturity value $8,659,196 (collateralized by non-U.S. government debt securities, value $8,866,306, 5.00%, 5/1/35).	8,657,919	8,657,919
Bear Stearns Companies Inc. (The) 5.31%, dated 5/31/07, due 6/1/07, maturity value $5,411,997 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $5,541,491, 5.00% to 7.50%, 9/1/15 to 5/1/37).	5,411,199	5,411,199
Bear Stearns Companies Inc. (The) 5.37%, dated 5/31/07, due 6/1/07, maturity value $3,247,204 (collateralized by non-U.S. government debt securities, value $3,585,650, 0.00% to 12.87%, 2/15/20 to 11/25/52).	3,246,720	3,246,720
Citigroup Global Markets Holdings Inc. 5.31%, dated 5/31/07, due 6/1/07, maturity value $5,953,197 (collateralized by non-U.S. government debt securities, value $6,099,931, 4.13% to 6.26%, 4/1/19 to 10/1/42).	5,952,319	5,952,319
Citigroup Global Markets Holdings Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $3,247,203 (collateralized by U.S. government obligations, value $3,433,520, 5.56%, 8/25/46).	3,246,720	3,246,720

Credit Suisse First Boston 5.31%, dated 5/31/07, due 6/1/07, maturity value $5,411,997 (collateralized by non-U.S. government debt securities, value $5,541,520, 4.17% to 6.73%, 8/1/31 to 6/1/37).	5,411,199	5,411,199
Credit Suisse First Boston 5.32%, dated 5/31/07, due 6/1/07, maturity value $3,247,200 (collateralized by non-U.S. government debt securities, value $3,357,510, 5.25% to 9.63%, 11/15/07 to 4/15/37).	3,246,720	3,246,720
Goldman Sachs Group Inc. (The) 5.32%, dated 5/31/07, due 6/1/07, maturity value $5,411,999 (collateralized by non-U.S. government debt securities, value $5,701,487, 0.00% to 6.35%, 3/20/10 to 12/15/26).	5,411,199	5,411,199
HSBC Securities Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $1,082,401 (collateralized by non-U.S. government debt securities, value $1,140,914, 3.30% to 5.95%, 1/1/30 to 6/1/46).	1,082,240	1,082,240
Lehman Brothers Holdings Inc. 5.35%, dated 5/31/07, due 6/1/07, maturity value $5,412,003 (collateralized by non-U.S. government debt securities, value $5,672,005, 2.25% to 10.07%, 11/1/11 to 5/25/47).	5,411,199	5,411,199
Merrill Lynch & Co. Inc. 5.34%, dated 5/31/07, due 6/1/07, maturity value $3,247,202 (collateralized by non-U.S. government debt securities, value $3,396,670, 3.60% to 13.63%, 10/15/07 to 2/15/26).	3,246,720	3,246,720
Merrill Lynch & Co. Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $2,164,802 (collateralized by non-U.S. government debt securities, value $2,264,447, 3.60% to 13.63%, 10/15/07 to 2/15/26).	2,164,480	2,164,480

		58,852,204
TIME DEPOSITS(c)—0.21%
Danske Bank A/S
5.32%, 06/01/07	5,411,199	5,411,199
Deutsche Bank AG
5.29%, 06/01/07	5,411,199	5,411,199
Dexia Credit Local
5.29%, 06/01/07	5,982,925	5,982,925
KBC Bank
5.32%, 06/01/07	5,952,319	5,952,319
Societe Generale
5.29%-5.32%, 06/01/07	6,493,439	6,493,439

		29,251,081
VARIABLE & FLOATING RATE NOTES(c)—0.03%
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(d)	1,190,464	1,190,464
Metropolitan Life Insurance Funding
5.43%, 08/01/07(d)(g)	216,448	216,448
Strips III LLC
5.37%, 07/24/07(d)	397,490	397,490
Wal-Mart Stores Inc.
5.50%, 07/16/07	1,623,360	1,623,495
Wind Master Trust
5.31%, 07/25/07(d)	865,792	865,792

		4,293,689

TOTAL SHORT-TERM INVESTMENTS
(Cost: $249,889,083)	249,889,083

TOTAL INVESTMENTS IN SECURITIES—101.18%
(Cost: $11,150,443,336)	13,958,464,377
Other Assets, Less Liabilities—(1.18)%	(162,338,383)

NET ASSETS—100.00%	$13,796,125,994

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA INDEX FUND

May 31, 2007

Security	Shares	Value

COMMON STOCKS—97.97%

AGRICULTURE—12.37%
British American Tobacco (Malaysia) Bhd	1,613,300	$21,717,957
Golden Hope Plantations Bhd	7,446,000	18,842,313
Highlands & Lowlands Bhd	1,861,500	4,381,933
IOI Corp. Bhd	8,811,100	71,297,705
Kuala Lumpur Kepong Bhd	5,460,400	21,529,899

		137,769,807
AIRLINES—1.05%
AirAsia Bhd(a)	10,548,500	6,083,584
Malaysian Airline System Bhd(a)	3,226,600	5,601,571

		11,685,155
AUTO MANUFACTURERS—0.97%
DRB-Hicom Bhd	7,694,200	3,984,638
Proton Holdings Bhd	3,474,800	5,470,113
Tan Chong Motor Holdings Bhd	3,677,000	1,298,337

		10,753,088
AUTO PARTS & EQUIPMENT—0.94%
UMW Holdings Bhd	2,978,400	10,516,640

		10,516,640
BANKS—24.93%
AMMB Holdings Bhd	17,622,200	20,326,327
Bumiputra-Commerce Holdings Bhd	30,652,732	107,331,914
Hong Leong Bank Bhd	6,080,900	11,183,059
Malayan Banking Bhd	24,695,900	87,927,141
Public Bank Bhd	13,402,800	39,437,399
RHB Capital Bhd	8,190,600	11,423,700

		277,629,540
BEVERAGES—0.27%
Guinness Anchor Bhd	1,737,400	2,990,669

		2,990,669
BUILDING MATERIALS—0.65%
Lafarge Malayan Cement Bhd	14,395,600	7,285,694

		7,285,694
COMMERCIAL SERVICES—1.54%
PLUS Expressways Bhd	19,111,400	17,095,382

		17,095,382
DIVERSIFIED FINANCIAL SERVICES—1.92%
Bursa Malaysia Bhd	3,971,200	12,503,116
Hong Leong Credit Bhd	2,606,100	4,754,398
TA Enterprise Bhd	9,059,300	4,131,798

		21,389,312

ELECTRIC—5.06%
Tenaga Nasional Bhd	16,381,250	56,395,653

		56,395,653
ENGINEERING & CONSTRUCTION—7.87%
Gamuda Bhd	8,935,200	23,268,065
IJM Corp. Bhd	6,825,500	16,468,766
Malaysian Resources Corp. Bhd(a)	9,928,000	6,251,558
MMC Corp. Bhd	3,847,100	8,942,795
Transmile Group Bhd	1,930,300	5,055,074
YTL Corp. Bhd	10,548,588	27,624,668

		87,610,926
ENTERTAINMENT—3.50%
Berjaya Sports Toto Bhd	9,431,600	13,543,095
Magnum Corp. Bhd	10,176,200	10,240,578
Tanjong PLC	2,854,300	15,201,657

		38,985,330
FOOD—1.16%
PPB Group Bhd	6,080,966	12,883,023

		12,883,023
GAS—1.53%
Petronas Gas Bhd	6,205,000	16,979,991

		16,979,991
HOLDING COMPANIES-DIVERSIFIED—6.81%
Mulpha International Bhd(a)	10,176,200	5,689,210
Multi-Purpose Holdings Bhd(a)	7,321,900	5,106,048
Sime Darby Bhd	19,111,400	56,234,809
UEM World Bhd	7,818,300	8,833,977

		75,864,044
INSURANCE—0.04%
Kurnia Asia Bhd	1,370,900	415,485

		415,485
LODGING—7.65%
Genting Bhd	23,579,000	54,810,681
Resorts World Bhd	32,017,800	30,336,124

		85,146,805
MEDIA—1.67%
Astro All Asia Networks PLC	4,964,000	6,748,177
Media Prima Bhd	8,190,600	6,121,561
Star Publications (Malaysia) Bhd	5,708,660	5,744,775

		18,614,513
OIL & GAS—1.10%
Petronas Dagangan Bhd	3,226,600	7,073,170
Shell Refining Co.	1,737,400	5,214,501

		12,287,671
OIL & GAS SERVICES—0.29%
Scomi Group Bhd	8,066,500	3,204,289

		3,204,289
REAL ESTATE—3.06%
IGB Corp. Bhd	9,183,400	7,836,357
IOI Properties Bhd	1,116,950	4,272,576
KLCC Property Holdings Bhd	5,460,400	6,009,091
SP Setia Bhd	6,453,200	15,950,237

		34,068,261

SEMICONDUCTORS—0.31%
Malaysian Pacific Industries Bhd	1,133,800	3,436,263

		3,436,263
TELECOMMUNICATIONS—8.75%
Maxis Communications Bhd	12,782,300	57,545,738
Telekom Malaysia Bhd	13,030,500	39,875,592

		97,421,330
TRANSPORTATION—4.53%
Malaysian Bulk Carriers Bhd	4,032,350	3,796,828
MISC Bhd	14,271,500	41,783,559
Pos Malaysia & Services Holdings Bhd	3,971,200	4,861,025

		50,441,412

TOTAL COMMON STOCKS
(Cost: $727,304,848)		1,090,870,283

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.06%

MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(b)(c)	744,211	744,211

		744,211

TOTAL SHORT-TERM INVESTMENTS
(Cost: $744,211)		744,211

TOTAL INVESTMENTS IN SECURITIES—98.03%
(Cost: $728,049,059)		1,091,614,494
Other Assets, Less Liabilities—1.97%		21,893,960

NET ASSETS—100.00%		$1,113,508,454

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO INDEX FUND

May 31, 2007

Security	Shares	Value

COMMON STOCKS—99.48%

BEVERAGES—7.94%
Coca-Cola FEMSA SAB de CV SP ADR	266,400	$10,709,280
Fomento Economico Mexicano SAB(a)	16,672,208	66,266,501
Grupo Modelo SAB de CV Series C(a)	6,038,400	33,300,816

		110,276,597
BUILDING MATERIALS—14.90%
Cemex SA de CV Series CPO(a)(b)	53,339,876	207,044,425

		207,044,425
DIVERSIFIED FINANCIAL SERVICES—4.23%
Grupo Financiero Banorte SAB de CV Series O(a)	12,587,400	58,699,147

		58,699,147
ENGINEERING & CONSTRUCTION—3.76%
Carso Infraestructura y Construccion SA de CV(a)(b)	6,020,200	5,664,133
Empresas ICA SAB de CV(a)(b)	2,842,574	12,689,744
Grupo Aeroportuario del Pacifico SA de CV Class H(a)	3,907,700	19,226,573
Grupo Aeroportuario del Sureste SA de CV ADR	288,322	14,675,590

		52,256,040
FOOD—1.91%
Grupo Bimbo SAB de CV Series A(a)	4,129,700	26,506,359

		26,506,359
FOREST PRODUCTS & PAPER—1.81%
Kimberly-Clark de Mexico SA de CV Class A(a)	5,932,400	25,114,105

		25,114,105
HOLDING COMPANIES-DIVERSIFIED—4.58%
Alfa SAB de CV Class A(a)	2,933,400	23,430,511
Grupo Carso SA de CV Series A1(a)	9,546,030	40,243,185

		63,673,696
HOME BUILDERS—4.78%
Consorcio ARA SAB de CV(a)	9,590,400	15,395,620
Corporacion Geo SAB de CV Series B(a)(b)	3,751,800	21,284,134
Desarrolladora Homex SAB de CV(a)(b)	1,398,630	14,010,314
Urbi Desarrollos Urbanos SA de CV(a)(b)	3,685,200	15,744,893

		66,434,961
MEDIA—6.16%
Grupo Televisa SA Series CPO(a)	11,632,899	66,979,118
TV Azteca SA de CV Series CPO(a)	19,430,900	18,589,058

		85,568,176
MINING—4.61%
Grupo Mexico SA de CV Series B(a)	9,168,600	54,334,720

Industrias Penoles SA de CV Series CP(a)	821,400	9,749,278

		64,083,998
RETAIL—6.90%
Controladora Comercial Mexicana SA de CV(a)	4,839,600	13,101,606
Organizacion Soriana SAB de CV Class B(a)	5,367,410	16,513,494
Wal-Mart de Mexico SAB de CV(a)	17,515,800	66,245,293

		95,860,393
TELECOMMUNICATIONS—37.90%
America Movil SAB de CV Series L(a)	112,332,040	339,435,519
Carso Global Telecom Class A1(a)(b)	8,196,046	48,288,982
Telefonos de Mexico SA de CV Series L(a)	68,797,800	138,869,047

		526,593,548

TOTAL COMMON STOCKS
(Cost: $1,147,558,519)		1,382,111,445

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—8.03%

COMMERCIAL PAPER(c)—2.53%
Amsterdam Funding Corp.
5.29%, 06/06/07(d)	$4,781,336	4,777,824
BNP Paribas Finance Inc.
5.12%, 06/06/07	608,534	608,101
Carrera Capital Finance LLC
5.32%, 06/01/07(d)	1,615,222	1,615,222
Fairway Finance Corp.
5.28%, 06/04/07(d)	848,661	848,288
General Electric Capital Corp.
5.12%, 06/04/07(d)	1,304,001	1,303,445
General Electric Capital Services Inc.
5.32%, 06/01/07(d)	3,477,336	3,477,336
Grampian Funding LLC
5.14%, 06/06/07(d)	2,608,002	2,606,142
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	1,738,668	1,737,433
Jupiter Securitization Corp.
5.26%, 06/06/07(d)	435,449	435,131
Kitty Hawk Funding Corp.
5.27%, 06/04/07(d)	1,254,605	1,254,054
Links Finance LLC
5.31%, 06/01/07(d)	1,947,464	1,947,464
Park Granada LLC
5.33%, 06/01/07(d)	4,781,336	4,781,336
Park Sienna LLC
5.34%, 06/01/07(d)	2,086,401	2,086,401
Three Pillars Funding Corp.
5.26%-5.30%, 06/01/07(d)	4,141,263	4,141,264
Variable Funding Capital Corp.
5.31%, 06/01/07(d)	3,477,336	3,477,336

		35,096,777
MEDIUM-TERM NOTES(c)—0.09%
K2 USA LLC
5.39%, 06/04/07(d)	1,304,001	1,304,001

		1,304,001

MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	894,848	894,848

		894,848
REPURCHASE AGREEMENTS(c)—3.40%
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $1,634,591 (collateralized by non-U.S. government debt securities, value $1,690,563, 5.50% to 8.00%, 11/1/08 to 3/15/19).	$1,634,348	1,634,348
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $3,477,854 (collateralized by non-U.S. government debt securities, value $3,665,768, 3.50% to 6.11%, 3/10/09 to 12/27/22).	3,477,336	3,477,336
Bank of America N.A. 5.31%, dated 5/31/07, due 6/1/07, maturity value $6,955,697 (collateralized by non-U.S. government debt securities, value $7,122,063, 5.00%, 5/1/35).	6,954,671	6,954,671
Bear Stearns Companies Inc. (The) 5.31%, dated 5/31/07, due 6/1/07, maturity value $4,347,311 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $4,451,329, 5.00% to 7.50%, 9/1/15 to 5/1/37).	4,346,670	4,346,670
Bear Stearns Companies Inc. (The) 5.37%, dated 5/31/07, due 6/1/07, maturity value $2,608,391 (collateralized by non-U.S. government debt securities, value $2,880,255, 0.00% to 12.87%, 2/15/20 to 11/25/52).	2,608,002	2,608,002
Citigroup Global Markets Holdings Inc. 5.31%, dated 5/31/07, due 6/1/07, maturity value $4,782,041 (collateralized by non-U.S. government debt securities, value $4,899,909, 4.13% to 6.26%, 4/1/19 to 10/1/42).	4,781,336	4,781,336
Citigroup Global Markets Holdings Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $2,608,390 (collateralized by U.S. government obligations, value $2,758,054, 5.56%, 8/25/46).	2,608,002	2,608,002
Credit Suisse First Boston 5.31%, dated 5/31/07, due 6/1/07, maturity value $4,347,311 (collateralized by non-U.S. government debt securities, value $4,451,353, 4.17% to 6.73%, 8/1/31 to 6/1/37).	4,346,670	4,346,670
Credit Suisse First Boston 5.32%, dated 5/31/07, due 6/1/07, maturity value $2,608,387 (collateralized by non-U.S. government debt securities, value $2,696,997, 5.25% to 9.63%, 11/15/07 to 4/15/37).	2,608,002	2,608,002
Goldman Sachs Group Inc. (The) 5.32%, dated 5/31/07, due 6/1/07, maturity value $4,347,312 (collateralized by non-U.S. government debt securities, value $4,579,850, 0.00% to 6.35%, 3/20/10 to 12/15/26).	4,346,670	4,346,670
HSBC Securities Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $869,463 (collateralized by non-U.S. government debt securities, value $916,466, 3.30% to 5.95%, 1/1/30 to 6/1/46).	869,334	869,334

Lehman Brothers Holdings Inc. 5.35%, dated 5/31/07, due 6/1/07, maturity value $4,347,316 (collateralized by non-U.S. government debt securities, value $4,556,167, 2.25% to 10.07%, 11/1/11 to 5/25/47).	4,346,670	4,346,670
Merrill Lynch & Co. Inc. 5.34%, dated 5/31/07, due 6/1/07, maturity value $2,608,389 (collateralized by non-U.S. government debt securities, value $2,728,453, 3.60% to 13.63%, 10/15/07 to 2/15/26).	2,608,002	2,608,002
Merrill Lynch & Co. Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $1,738,927 (collateralized by non-U.S. government debt securities, value $1,818,969, 3.60% to 13.63%, 10/15/07 to 2/15/26).	1,738,668	1,738,668

		47,274,381
TIME DEPOSITS(c)—1.69%
Danske Bank A/S
5.32%, 06/01/07	4,346,670	4,346,670
Deutsche Bank AG
5.29%, 06/01/07	4,346,670	4,346,670
Dexia Credit Local
5.29%, 06/01/07	4,805,921	4,805,921
KBC Bank
5.32%, 06/01/07	4,781,336	4,781,336
Societe Generale
5.29%-5.32%, 06/01/07	5,216,004	5,216,004

		23,496,601
VARIABLE & FLOATING RATE NOTES(c)—0.25%
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(d)	956,267	956,263
Metropolitan Life Insurance Funding
5.43%, 08/01/07(d)(g)	173,867	173,867
Strips III LLC
5.37%, 07/24/07(d)	319,293	319,293
Wal-Mart Stores Inc.
5.50%, 07/16/07	1,304,001	1,304,109
Wind Master Trust
5.31%, 07/25/07(d)	695,467	695,467

		3,448,999

TOTAL SHORT-TERM INVESTMENTS
(Cost: $111,515,607)		111,515,607

TOTAL INVESTMENTS IN SECURITIES—107.51%
(Cost: $1,259,074,126)		1,493,627,052
Other Assets, Less Liabilities—(7.51)%		(104,361,862)

NET ASSETS—100.00%		$1,389,265,190

ADR - American Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS INDEX FUND

May 31, 2007

Security	Shares	Value

COMMON STOCKS—99.68%

BANKS—16.26%
ABN AMRO Holding NV	1,043,998	$50,055,016

		50,055,016
BEVERAGES—3.94%
Heineken NV	207,925	12,115,092

		12,115,092
CHEMICALS—6.91%
Akzo Nobel NV	184,141	15,028,423
Koninklijke DSM NV	125,880	6,253,894

		21,282,317
COMMERCIAL SERVICES—2.19%
Randstad Holding NV	39,793	3,241,763
Vedior NV	117,880	3,499,272

		6,741,035
DISTRIBUTION & WHOLESALE—0.93%
Corporate Express NV	93,833	1,224,784
Hagemeyer NV	340,184	1,643,389

		2,868,173
ELECTRONICS—8.96%
Koninklijke Philips Electronics NV	648,947	27,594,875

		27,594,875
FOOD—14.16%
Koninklijke Ahold NV(a)	1,030,456	12,854,089
Royal Numico NV	111,811	5,565,459
Unilever NV	844,142	25,183,339

		43,602,887
INSURANCE—20.60%
Aegon NV	717,243	14,709,009
ING Groep NV	1,092,837	48,690,775

		63,399,784
MEDIA—6.22%
Reed Elsevier NV	634,921	12,644,845
Wolters Kluwer NV CVA	209,186	6,513,705

		19,158,550
OFFICE & BUSINESS EQUIPMENT—0.49%
Oce NV(b)	76,257	1,506,392

		1,506,392
OIL & GAS SERVICES—1.77%
Fugro NV	35,801	2,098,048
SBM Offshore NV	90,242	3,335,796

		5,433,844

REAL ESTATE INVESTMENT TRUSTS—5.22%
Corio NV	47,133	4,110,543
Rodamco Europe NV	54,767	8,165,651
Wereldhave NV	25,728	3,789,948

		16,066,142
SEMICONDUCTORS—2.63%
ASML Holding NV(a)	311,953	8,080,757

		8,080,757
TELECOMMUNICATIONS—4.87%
Koninklijke KPN NV	883,646	14,994,277

		14,994,277
TRANSPORTATION—4.53%
TNT NV	315,103	13,933,243

		13,933,243

TOTAL COMMON STOCKS
(Cost: $263,458,107)		306,832,384

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.73%

MONEY MARKET FUNDS—0.73%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(c)(d)	290,533	290,533
BGI Cash Premier Fund LLC
5.33% (c)(d)(e)	1,946,178	1,946,178

		2,236,711

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,236,711)		2,236,711

TOTAL INVESTMENTS IN SECURITIES—100.41%
(Cost: $265,694,818)		309,069,095
Other Assets, Less Liabilities—(0.41)%		(1,250,562)

NET ASSETS—100.00%		$307,818,533

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

May 31, 2007

Security	Shares	Value

COMMON STOCKS—99.58%

AUSTRALIA—67.38%
A.B.C. Learning Centres Ltd.(a)	944,514	$5,636,251
AGL Energy Ltd.	1,162,781	14,820,586
Alinta Ltd.(a)	1,324,699	16,719,904
Alumina Ltd.	3,030,421	19,437,991
Amcor Ltd.	2,418,451	14,892,134
AMP Ltd.	5,032,172	42,106,908
Ansell Ltd.	389,745	3,957,964
APN News & Media Ltd.	728,792	3,727,681
Aristocrat Leisure Ltd.	938,574	11,962,886
ASX Ltd.	458,035	18,423,904
Australia & New Zealand Banking Group Ltd.	4,949,657	118,145,471
AXA Asia Pacific Holdings Ltd.	2,338,759	14,904,689
Babcock & Brown Ltd.	610,509	16,250,055
BHP Billiton Ltd.	9,383,244	244,863,301
Billabong International Ltd.	441,516	6,763,937
BlueScope Steel Ltd.	1,950,432	17,870,025
Boral Ltd.	1,590,915	11,613,478
Brambles Ltd.(b)	4,120,817	43,689,711
Caltex Australia Ltd.	362,995	7,691,080
Centro Properties Group	2,270,185	17,849,727
CFS Retail Property Trust	3,673,231	7,326,761
Challenger Financial Services Group Ltd.	974,781	4,759,987
Coca-Cola Amatil Ltd.	1,407,956	11,012,036
Cochlear Ltd.	148,855	7,665,494
Coles Group Ltd.	3,048,727	41,709,800
Commonwealth Bank of Australia	3,462,300	158,752,722
Commonwealth Property Office Fund	3,949,605	5,459,047
Computershare Ltd.	1,367,575	12,722,258
CSL Ltd.	493,434	36,420,278
CSR Ltd.	2,382,561	7,098,936
DB RREEF Trust	7,659,951	12,489,324
Downer EDI Ltd.	814,187	5,033,748
Fortescue Metals Group Ltd.(b)	319,406	10,045,542
Foster’s Group Ltd.	5,449,281	28,684,220
Futuris Corp. Ltd.	1,561,700	3,283,054
Goodman Fielder Ltd.	2,812,257	5,935,289
GPT Group	5,464,440	23,246,389
Harvey Norman Holdings Ltd.	1,419,157	6,037,266
Iluka Resources Ltd.(a)	631,987	3,133,153
ING Industrial Fund	2,621,714	5,272,764
Insurance Australia Group Ltd.	4,697,986	23,213,080
Investa Property Group	4,101,373	10,522,954
James Hardie Industries NV	1,262,587	9,697,416
John Fairfax Holdings Ltd.	3,202,349	12,907,566
Leighton Holdings Ltd.	373,347	13,750,529
Lend Lease Corp. Ltd.	967,142	15,929,056
Lion Nathan Ltd.	781,193	5,909,507
Macquarie Airports	1,833,807	6,313,842
Macquarie Bank Ltd.	682,536	49,485,321

Macquarie Communications Infrastructure Group(a)	1,066,392	6,028,153
Macquarie Goodman Group	3,799,825	22,643,461
Macquarie Infrastructure Group	7,126,293	21,822,883
Macquarie Office Trust	5,348,998	7,481,796
Mirvac Group	2,717,277	12,931,487
Multiplex Group	1,680,786	6,844,224
National Australia Bank Ltd.	4,364,946	153,682,027
Newcrest Mining Ltd.	897,329	16,338,836
OneSteel Ltd.(a)	1,539,490	8,409,449
Orica Ltd.	834,852	21,558,116
Origin Energy Ltd.	2,322,672	16,878,316
Pacific Brands Ltd.	1,364,839	3,908,447
Paladin Resources Ltd.(a)(b)	1,486,995	10,768,725
PaperlinX Ltd.	1,202,654	4,110,905
Perpetual Ltd.	99,269	6,704,255
Publishing & Broadcasting Ltd.	1,199,282	21,539,111
Qantas Airways Ltd.(a)	2,611,525	12,320,143
QBE Insurance Group Ltd.	2,235,708	57,768,980
Rinker Group Ltd.	2,402,060	38,190,728
Rio Tinto Ltd.(a)	767,031	60,601,178
Santos Ltd.	1,608,006	17,833,607
Sonic Healthcare Ltd.	765,234	9,221,517
Stockland	3,851,555	28,179,617
Suncorp-Metway Ltd.	2,469,534	43,249,132
Symbion Health Ltd.	1,718,397	6,215,151
Tabcorp Holdings Ltd.	1,410,262	20,717,859
Tattersall’s Ltd.	2,877,353	11,335,660
Telstra Corp. Ltd.	7,699,075	30,968,598
Telstra Corp. Ltd. Installment Receipt	3,979,519	11,165,470
Toll Holdings Ltd.	1,443,216	27,592,435
Transurban Group	2,783,568	19,329,050
Wesfarmers Ltd.	1,017,160	31,939,883
Westfield Group	4,315,412	76,611,908
Westpac Banking Corp.	4,966,081	107,111,211
Woodside Petroleum Ltd.	1,253,105	44,596,691
Woolworths Ltd.	3,232,778	73,605,996
WorleyParsons Ltd.	397,493	9,797,176
Zinifex Ltd.	1,307,013	19,038,788

		2,294,185,991
HONG KONG—18.77%
ASM Pacific Technology Ltd.	525,000	3,569,234
Bank of East Asia Ltd.	3,744,600	21,862,078
BOC Hong Kong Holdings Ltd.	9,927,500	23,616,023
Cathay Pacific Airways Ltd.(a)	3,697,000	9,845,413
Cheung Kong (Holdings) Ltd.	4,029,000	52,151,834
Cheung Kong Infrastructure Holdings Ltd.(a)	1,190,000	4,227,962
CLP Holdings Ltd.	3,555,500	25,059,891
Esprit Holdings Ltd.	2,807,500	34,561,312
Foxconn International Holdings Ltd.(a)(b)	5,633,000	17,489,309
Giordano International Ltd.	3,792,000	1,747,801
Hang Lung Properties Ltd.	5,560,736	17,514,129
Hang Seng Bank Ltd.	2,047,900	28,500,958
Henderson Land Development Co. Ltd.(a)	2,346,000	16,204,686
Hong Kong & China Gas Co. Ltd. (The)(a)	9,717,419	20,329,380
Hong Kong Exchanges & Clearing Ltd.(a)	2,861,000	31,923,200
Hongkong Electric Holdings Ltd.	3,728,000	19,259,305
Hopewell Holdings Ltd.	1,695,000	7,421,932
Hutchison Telecommunications International Ltd.(b)	3,865,000	8,531,157
Hutchison Whampoa Ltd.(a)	5,719,000	55,172,735
Hysan Development Co. Ltd.	1,718,000	4,773,139

Johnson Electric Holdings Ltd.(a)	4,029,000	2,326,457
Kerry Properties Ltd.(a)	1,496,500	9,187,270
Kingboard Chemical Holdings Co. Ltd.	1,547,000	6,962,045
Li & Fung Ltd.(a)	5,951,600	19,964,396
Link REIT (The)	5,736,500	13,308,416
Melco International Development Ltd.	1,977,000	3,088,074
MTR Corp. Ltd.	3,737,500	9,111,068
New World Development Co. Ltd.(a)	6,399,941	15,601,418
Noble Group Ltd.(a)	2,607,000	2,488,620
Orient Overseas International Ltd.	588,000	5,887,152
PCCW Ltd.	10,867,845	6,845,887
Shangri-La Asia Ltd.	3,098,000	8,051,905
Shui On Land Ltd.(a)	5,095,500	4,384,068
Shun Tak Holdings Ltd.	2,370,000	3,204,302
Sino Land Co. Ltd.	3,674,000	8,034,303
Sun Hung Kai Properties Ltd.	3,689,000	42,838,781
Swire Pacific Ltd. Class A	2,251,500	25,338,563
Techtronic Industries Co. Ltd.	2,968,000	4,180,014
Television Broadcasts Ltd.	764,000	5,370,156
Tencent Holdings Ltd.	2,370,000	10,225,850
Tingyi Cayman Islands Holding Corp.	4,504,000	5,230,303
Wharf Holdings Ltd. (The)	3,278,000	13,241,265
Wing Hang Bank Ltd.	476,000	5,107,074
Yue Yuen Industrial Holdings Ltd.(a)	1,564,000	5,166,276

		638,905,141
NEW ZEALAND—1.71%
Auckland International Airport Ltd.	2,624,138	5,185,554
Contact Energy Ltd.(a)	780,006	5,089,966
Fisher & Paykel Appliances Holdings Ltd.	731,700	2,098,729
Fisher & Paykel Healthcare Corp. Ltd.	1,370,800	3,578,088
Fletcher Building Ltd.	1,333,826	12,765,786
Kiwi Income Property Trust	1,925,984	2,272,199
Sky City Entertainment Group Ltd.	1,183,323	4,528,396
Sky Network Television Ltd.	521,296	2,152,514
Telecom Corp. of New Zealand Ltd.	5,341,351	19,101,459
Vector Ltd.	679,420	1,447,804

		58,220,495
SINGAPORE—11.72%
Allgreen Properties Ltd.	1,659,000	1,952,466
Ascendas Real Estate Investment Trust(a)	2,618,000	4,809,951
CapitaCommercial Trust(a)	2,607,000	5,011,331
CapitaLand Ltd.(a)	4,112,000	21,777,240
CapitaMall Trust Management Ltd.(a)	2,617,000	6,946,955
Chartered Semiconductor Manufacturing Ltd.(a)(b)	2,664,000	2,212,089
City Developments Ltd.	1,337,000	14,773,481
ComfortDelGro Corp. Ltd.	4,761,000	6,848,344
COSCO Corp. (Singapore) Ltd.	2,051,000	3,540,253
DBS Group Holdings Ltd.	3,034,000	47,410,899
Fraser and Neave Ltd.	2,133,150	7,949,887
Haw Par Corp. Ltd.	238,397	1,192,414
Jardine Cycle & Carriage Ltd.	357,000	3,221,158
Keppel Corp Ltd.	2,970,000	21,166,433
Keppel Land Ltd.(a)	952,000	5,695,381
Neptune Orient Lines Ltd.	1,190,000	3,516,820
Olam International Ltd.	1,667,000	3,596,783
Oversea-Chinese Banking Corp.	6,717,600	41,286,371
Parkway Holdings Ltd.	1,659,251	4,578,142
SembCorp Industries Ltd.	2,370,240	8,523,534
SembCorp Marine Ltd.	1,659,000	4,902,860
Singapore Airlines Ltd.	1,506,000	18,117,886
Singapore Exchange Ltd.	2,142,000	10,433,751

Singapore Land Ltd.	334,000	2,271,143
Singapore Petroleum Co. Ltd.(a)	429,000	1,472,588
Singapore Post Ltd.	3,555,000	2,765,994
Singapore Press Holdings Ltd.(a)	4,030,517	11,542,492
Singapore Technologies Engineering Ltd.	3,555,000	8,088,790
Singapore Telecommunications Ltd.	21,330,328	49,370,271
SMRT Corp. Ltd.(a)	1,777,000	2,219,144
Suntec REIT(a)	2,617,000	3,422,145
United Overseas Bank Ltd.	3,318,000	52,065,775
UOL Group Ltd.	1,381,000	4,604,989
Venture Corp. Ltd.	624,000	6,160,646
Want Want Holdings Ltd.	1,190,000	2,737,000
Wing Tai Holdings Ltd.	1,257,333	2,827,961

		399,013,367

TOTAL COMMON STOCKS
(Cost: $2,307,667,220)		3,390,324,994

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—4.43%

COMMERCIAL PAPER(c)—0.73%
Amsterdam Funding Corp.
5.29%, 06/06/07(d)	$3,369,426	3,366,950
BNP Paribas Finance Inc.
5.12%, 06/06/07	428,836	428,531
Carrera Capital Finance LLC
5.32%, 06/01/07(d)	1,138,253	1,138,253
Fairway Finance Corp.
5.28%, 06/04/07(d)	598,055	597,792
General Electric Capital Corp.
5.12%, 06/04/07(d)	918,934	918,543
General Electric Capital Services Inc.
5.32%, 06/01/07(d)	2,450,492	2,450,492
Grampian Funding LLC
5.14%, 06/06/07(d)	1,837,869	1,836,558
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	1,225,246	1,224,375
Jupiter Securitization Corp.
5.26%, 06/06/07(d)	306,863	306,639
Kitty Hawk Funding Corp.
5.27%, 06/04/07(d)	884,125	883,737
Links Finance LLC
5.31%, 06/01/07(d)	1,372,386	1,372,386
Park Granada LLC
5.33%, 06/01/07(d)	3,369,426	3,369,426
Park Sienna LLC
5.34%, 06/01/07(d)	1,470,295	1,470,295
Three Pillars Funding Corp.
5.26%-5.30%, 06/01/07(d)	2,918,364	2,918,364
Variable Funding Capital Corp.
5.31%, 06/01/07(d)	2,450,492	2,450,492

		24,732,833
MEDIUM-TERM NOTES(c)—0.03%
K2 USA LLC
5.39%, 06/04/07(d)	918,934	918,934

		918,934

MONEY MARKET FUNDS—2.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	45,629	45,629
BGI Cash Premier Fund LLC
5.33% (c)(e)(f)	72,981,162	72,981,162

		73,026,791
REPURCHASE AGREEMENTS(c)—0.98%
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $1,151,902 (collateralized by non-U.S. government debt securities, value $1,191,346, 5.50% to 8.00%, 11/1/08 to 3/15/19).	$1,151,731	1,151,731
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $2,450,857 (collateralized by non-U.S. government debt securities, value $2,583,280, 3.50% to 6.11%, 3/10/09 to 12/27/22).	2,450,492	2,450,492
Bank of America N.A. 5.31%, dated 5/31/07, due 6/1/07, maturity value $4,901,706 (collateralized by non-U.S. government debt securities, value $5,018,945, 5.00%, 5/1/35).	4,900,983	4,900,983
Bear Stearns Companies Inc. (The) 5.31%, dated 5/31/07, due 6/1/07, maturity value $3,063,567 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $3,136,868, 5.00% to 7.50%, 9/1/15 to 5/1/37).	3,063,115	3,063,115
Bear Stearns Companies Inc. (The) 5.37%, dated 5/31/07, due 6/1/07, maturity value $1,838,143 (collateralized by non-U.S. government debt securities, value $2,029,727, 0.00% to 12.87%, 2/15/20 to 11/25/52).	1,837,869	1,837,869
Citigroup Global Markets Holdings Inc. 5.31%, dated 5/31/07, due 6/1/07, maturity value $3,369,923 (collateralized by non-U.S. government debt securities, value $3,452,985, 4.13% to 6.26%, 4/1/19 to 10/1/42).	3,369,426	3,369,426
Citigroup Global Markets Holdings Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $1,838,143 (collateralized by U.S. government obligations, value $1,943,611, 5.56%, 8/25/46).	1,837,869	1,837,869
Credit Suisse First Boston 5.31%, dated 5/31/07, due 6/1/07, maturity value $3,063,567 (collateralized by non-U.S. government debt securities, value $3,136,885, 4.17% to 6.73%, 8/1/31 to 6/1/37).	3,063,115	3,063,115
Credit Suisse First Boston 5.32%, dated 5/31/07, due 6/1/07, maturity value $1,838,141 (collateralized by non-U.S. government debt securities, value $1,900,584, 5.25% to 9.63%, 11/15/07 to 4/15/37).	1,837,869	1,837,869
Goldman Sachs Group Inc. (The) 5.32%, dated 5/31/07, due 6/1/07, maturity value $3,063,568 (collateralized by non-U.S. government debt securities, value $3,227,438, 0.00% to 6.35%, 3/20/10 to 12/15/26).	3,063,115	3,063,115

HSBC Securities Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $612,714 (collateralized by non-U.S. government debt securities, value $645,837, 3.30% to 5.95%, 1/1/30 to 6/1/46).	612,623	612,623
Lehman Brothers Holdings Inc. 5.35%, dated 5/31/07, due 6/1/07, maturity value $3,063,570 (collateralized by non-U.S. government debt securities, value $3,210,749, 2.25% to 10.07%, 11/1/11 to 5/25/47).	3,063,115	3,063,115
Merrill Lynch & Co. Inc. 5.34%, dated 5/31/07, due 6/1/07, maturity value $1,838,142 (collateralized by non-U.S. government debt securities, value $1,922,751, 3.60% to 13.63%, 10/15/07 to 2/15/26).	1,837,869	1,837,869
Merrill Lynch & Co. Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $1,225,428 (collateralized by non-U.S. government debt securities, value $1,281,834, 3.60% to 13.63%, 10/15/07 to 2/15/26).	1,225,246	1,225,246

		33,314,437
TIME DEPOSITS(c)—0.48%
Danske Bank A/S
5.32%, 06/01/07	3,063,115	3,063,115
Deutsche Bank AG
5.29%, 06/01/07	3,063,115	3,063,115
Dexia Credit Local
5.29%, 06/01/07	3,386,751	3,386,751
KBC Bank
5.32%, 06/01/07	3,369,426	3,369,426
Societe Generale
5.29%-5.32%, 06/01/07	3,675,737	3,675,737

		16,558,144
VARIABLE & FLOATING RATE NOTES(c)—0.07%
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(d)	673,885	673,880
Metropolitan Life Insurance Funding
5.43%, 08/01/07(d)(g)	122,525	122,525
Strips III LLC
5.37%, 07/24/07(d)	225,007	225,007
Wal-Mart Stores Inc.
5.50%, 07/16/07	918,934	919,011
Wind Master Trust
5.31%, 07/25/07(d)	490,098	490,098

		2,430,521

TOTAL SHORT-TERM INVESTMENTS
(Cost: $150,981,660)		150,981,660

TOTAL INVESTMENTS IN SECURITIES—104.01%
(Cost: $2,458,648,880)		3,541,306,654
Other Assets, Less Liabilities—(4.01)%		(136,596,530)

NET ASSETS—100.00%		$3,404,710,124

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

May 31, 2007

Security	Shares	Value

COMMON STOCKS—99.59%

AIRLINES—4.45%
Singapore Airlines Ltd.	7,070,000	$85,055,412

		85,055,412
BANKS–34.93%
DBS Group Holdings Ltd.(a)	14,347,000	224,193,861
Oversea-Chinese Banking Corp.	32,522,000	199,880,219
United Overseas Bank Ltd.(a)	15,554,000	244,072,052

		668,146,132
BEVERAGES—2.21%
Fraser and Neave Ltd.	11,312,000	42,157,900

		42,157,900
DISTRIBUTION & WHOLESALE—0.74%
Jardine Cycle & Carriage Ltd.	1,575,000	14,210,991

		14,210,991
DIVERSIFIED FINANCIAL SERVICES—2.52%
Singapore Exchange Ltd.(a)	9,898,000	48,213,475

		48,213,475
ELECTRONICS—1.62%
Venture Corp. Ltd.	3,142,522	31,025,586

		31,025,586
ENGINEERING & CONSTRUCTION—4.15%
SembCorp Industries Ltd.	11,312,000	40,678,675
Singapore Technologies Engineering Ltd.	16,968,000	38,607,761

		79,286,436
FOOD—1.64%
Olam International Ltd.	8,484,000	18,305,404
Want Want Holdings Ltd.(a)	5,702,000	13,114,600

		31,420,004
HEALTH CARE-SERVICES—1.22%
Parkway Holdings Ltd.(a)	8,484,500	23,410,108

		23,410,108
HOLDING COMPANIES-DIVERSIFIED—5.75%
Haw Par Corp. Ltd.	1,414,000	7,072,542
Keppel Corp Ltd.	12,726,000	90,694,956
Noble Group Ltd.(a)	12,726,000	12,148,132

		109,915,630
MEDIA—2.96%
Singapore Press Holdings Ltd.(a)	19,796,000	56,691,281

		56,691,281

OIL & GAS—0.25%
Singapore Petroleum Co. Ltd.(a)	1,414,000	4,853,706

		4,853,706
REAL ESTATE—14.59%
Allgreen Properties Ltd.	8,484,000	9,984,766
CapitaCommercial Trust(a)	12,726,000	24,462,676
CapitaLand Ltd.(a)	17,632,000	93,379,450
City Developments Ltd.	7,070,000	78,121,547
Keppel Land Ltd.(a)	4,343,000	25,982,183
Singapore Land Ltd.	1,593,000	10,832,129
UOL Group Ltd.	7,070,000	23,575,141
Wing Tai Holdings Ltd.(a)	5,656,000	12,721,331

		279,059,223
REAL ESTATE INVESTMENT TRUSTS—3.86%
Ascendas Real Estate Investment Trust(a)	12,726,000	23,380,993
CapitaMall Trust Management Ltd.(a)	12,726,000	33,781,791
Suntec REIT(a)	12,726,000	16,641,276

		73,804,060
SEMICONDUCTORS—0.55%
Chartered Semiconductor Manufacturing Ltd.(a)(b)	12,726,000	10,567,210

		10,567,210
SHIPBUILDING—1.09%
SembCorp Marine Ltd.(a)	7,070,000	20,894,047

		20,894,047
TELECOMMUNICATIONS—12.21%
Singapore Telecommunications Ltd.	100,861,568	233,449,901

		233,449,901
TRANSPORTATION—4.85%
ComfortDelGro Corp. Ltd.	23,654,000	34,024,519
COSCO Corp. (Singapore) Ltd.	9,898,000	17,085,043
Neptune Orient Lines Ltd.(a)	5,656,000	16,715,237
Singapore Post Ltd.	18,382,000	14,302,253
SMRT Corp. Ltd.(a)	8,484,000	10,594,946

		92,721,998

TOTAL COMMON STOCKS
(Cost: $1,512,648,342)		1,904,883,100

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—13.50%

COMMERCIAL PAPER(c)—2.08%
Amsterdam Funding Corp.
5.29%, 06/06/07(d)	$5,433,617	5,429,625
BNP Paribas Finance Inc.
5.12%, 06/06/07	691,551	691,060
Carrera Capital Finance LLC
5.32%, 06/01/07(d)	1,835,575	1,835,575
Fairway Finance Corp.
5.28%, 06/04/07(d)	964,437	964,013
General Electric Capital Corp.
5.12%, 06/04/07(d)	1,481,896	1,481,264

General Electric Capital Services Inc.
5.32%, 06/01/07(d)	3,951,722	3,951,722
Grampian Funding LLC
5.14%, 06/06/07(d)	2,963,791	2,961,678
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	1,975,861	1,974,457
Jupiter Securitization Corp.
5.26%, 06/06/07(d)	494,854	494,493
Kitty Hawk Funding Corp.
5.27%, 06/04/07(d)	1,425,761	1,425,135
Links Finance LLC
5.31%, 06/01/07(d)	2,213,142	2,213,142
Park Granada LLC
5.33%, 06/01/07(d)	5,433,617	5,433,617
Park Sienna LLC
5.34%, 06/01/07(d)	2,371,033	2,371,033
Three Pillars Funding Corp.
5.26%-5.30%, 06/01/07(d)	4,706,224	4,706,224
Variable Funding Capital Corp.
5.31%, 06/01/07(d)	3,951,722	3,951,722

		39,884,760
MEDIUM-TERM NOTES(c)—0.08%
K2 USA LLC
5.39%, 06/04/07(d)	1,481,896	1,481,896

		1,481,896
MONEY MARKET FUNDS—6.93%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	1,363,510	1,363,510
BGI Cash Premier Fund LLC
5.33%(c)(e)(f)	131,276,233	131,276,233

		132,639,743
REPURCHASE AGREEMENTS(c)—2.81%
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $1,857,586 (collateralized by non-U.S. government debt securities, value $1,921,194, 5.50% to 8.00%, 11/1/08 to 3/15/19).	$1,857,309	1,857,309
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $3,952,310 (collateralized by non-U.S. government debt securities, value $4,165,860, 3.50% to 6.11%, 3/10/09 to 12/27/22).	3,951,722	3,951,722
Bank of America N.A. 5.31%, dated 5/31/07, due 6/1/07, maturity value $7,904,610 (collateralized by non-U.S. government debt securities, value $8,093,671, 5.00%, 5/1/35).	7,903,444	7,903,444
Bear Stearns Companies Inc. (The) 5.31%, dated 5/31/07, due 6/1/07, maturity value $4,940,381 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $5,058,589, 5.00% to 7.50%, 9/1/15 to 5/1/37).	4,939,652	4,939,652
Bear Stearns Companies Inc. (The) 5.37%, dated 5/31/07, due 6/1/07, maturity value $2,964,233 (collateralized by non-U.S. government debt securities, value $3,273,186, 0.00% to 12.87%, 2/15/20 to 11/25/52).	2,963,791	2,963,791

Citigroup Global Markets Holdings Inc. 5.31%, dated 5/31/07, due 6/1/07, maturity value $5,434,418 (collateralized by non-U.S. government debt securities, value $5,568,366, 4.13% to 6.26%, 4/1/19 to 10/1/42).	5,433,617	5,433,617
Citigroup Global Markets Holdings Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $2,964,232 (collateralized by U.S. government obligations, value $3,134,314, 5.56%, 8/25/46).	2,963,791	2,963,791
Credit Suisse First Boston 5.31%, dated 5/31/07, due 6/1/07, maturity value $4,940,381 (collateralized by non-U.S. government debt securities, value $5,058,617, 4.17% to 6.73%, 8/1/31 to 6/1/37).	4,939,652	4,939,652
Credit Suisse First Boston 5.32%, dated 5/31/07, due 6/1/07, maturity value $2,964,229 (collateralized by non-U.S. government debt securities, value $3,064,927, 5.25% to 9.63%, 11/15/07 to 4/15/37).	2,963,791	2,963,791
Goldman Sachs Group Inc. (The) 5.32%, dated 5/31/07, due 6/1/07, maturity value $4,940,382 (collateralized by non-U.S. government debt securities, value $5,204,644, 0.00% to 6.35%, 3/20/10 to 12/15/26).	4,939,652	4,939,652
HSBC Securities Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $988,077 (collateralized by non-U.S. government debt securities, value $1,041,492, 3.30% to 5.95%, 1/1/30 to 6/1/46).	987,930	987,930
Lehman Brothers Holdings Inc. 5.35%, dated 5/31/07, due 6/1/07, maturity value $4,940,386 (collateralized by non-U.S. government debt securities, value $5,177,730, 2.25% to 10.07%, 11/1/11 to 5/25/47).	4,939,652	4,939,652
Merrill Lynch & Co. Inc. 5.34%, dated 5/31/07, due 6/1/07, maturity value $2,964,231 (collateralized by non-U.S. government debt securities, value $3,100,675, 3.60% to 13.63%, 10/15/07 to 2/15/26).	2,963,791	2,963,791
Merrill Lynch & Co. Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $1,976,155 (collateralized by non-U.S. government debt securities, value $2,067,116, 3.60% to 13.63%, 10/15/07 to 2/15/26).	1,975,861	1,975,861

		53,723,655
TIME DEPOSITS(c)—1.40%
Danske Bank A/S
5.32%, 06/01/07	4,939,652	4,939,652
Deutsche Bank AG
5.29%, 06/01/07	4,939,652	4,939,652
Dexia Credit Local
5.29%, 06/01/07	5,461,556	5,461,556
KBC Bank
5.32%, 06/01/07	5,433,617	5,433,617
Societe Generale
5.29%-5.32%, 06/01/07	5,927,583	5,927,583

		26,702,060

VARIABLE & FLOATING RATE NOTES(c)—0.20%
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(d)	1,086,723	1,086,728
Metropolitan Life Insurance Funding
5.43%, 08/01/07(d)(g)	197,586	197,586
Strips III LLC
5.37%, 07/24/07(d)	362,851	362,851
Wal-Mart Stores Inc.
5.50%, 07/16/07	1,481,896	1,482,019
Wind Master Trust
5.31%, 07/25/07(d)	790,344	790,344

		3,919,528

TOTAL SHORT-TERM INVESTMENTS
(Cost: $258,351,642)		258,351,642

TOTAL INVESTMENTS IN SECURITIES—113.09%
(Cost: $1,770,999,984)		2,163,234,742
Other Assets, Less Liabilities—(13.09)%		(250,469,216)

NET ASSETS—100.00%		$1,912,765,526

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	Affiliated issuer. See Note 2.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

May 31, 2007

Security	Shares	Value

COMMON STOCKS—99.93%

BANKS—14.15%
FirstRand Ltd.	5,438,189	$17,492,994
Nedbank Group Ltd.	394,027	8,195,053
Standard Bank Group Ltd.	2,364,162	34,967,404

		60,655,451
BUILDING MATERIALS—0.45%
Pretoria Portland Cement Co. Ltd.	27,202	1,930,440

		1,930,440
DIVERSIFIED FINANCIAL SERVICES—2.31%
African Bank Investments Ltd.	884,467	3,915,221
Alexander Forbes Ltd.(a)	746,983	1,758,286
Investec Ltd.	323,476	4,225,280

		9,898,787
ELECTRONICS—0.86%
Reunert Ltd.	348,534	3,676,358

		3,676,358
ENGINEERING & CONSTRUCTION—2.54%
Aveng Ltd.	771,706	5,421,246
Murray & Roberts Holdings Ltd.	578,009	5,481,988

		10,903,234
FOOD—3.47%
Shoprite Holdings Ltd.	850,900	3,996,217
SPAR Group Ltd. (The)	330,176	2,435,953
Tiger Brands Ltd.	319,456	8,439,816

		14,871,986
FOREST PRODUCTS & PAPER—1.73%
Sappi Ltd.	396,573	7,413,730

		7,413,730
HEALTH CARE-PRODUCTS—0.08%
Aspen Pharmacare Holdings Ltd.(a)	63,252	346,659

		346,659
HEALTH CARE-SERVICES—1.19%
Network Healthcare Holdings Ltd.(a)	2,340,645	5,098,369

		5,098,369
HOLDING COMPANIES-DIVERSIFIED—7.63%
AVI Ltd.	655,327	2,039,839
Barloworld Ltd.	390,007	10,824,393
Bidvest Group Ltd.	508,128	10,247,534
Imperial Holdings Ltd.	348,601	7,421,733
Tongaat-Hulett Group Ltd.	106,195	2,163,895

		32,697,394

HOME FURNISHINGS—1.86%
Lewis Group Ltd.	185,590	1,718,716
Steinhoff International Holdings Ltd.	1,892,616	6,276,804

		7,995,520
INSURANCE—4.57%
Liberty Group Ltd.	223,378	2,887,967
Metropolitan Holdings Ltd.	1,077,427	2,460,398
Sanlam Ltd.	4,409,940	14,253,600

		19,601,965
IRON & STEEL—2.49%
Kumba Iron Ore Ltd.	138,556	3,757,913
Mittal Steel South Africa Ltd.	388,466	6,911,157

		10,669,070
MEDIA—4.09%
Naspers Ltd.	664,238	17,544,060

		17,544,060
MINING—22.14%
Anglo Platinum Ltd.	130,516	21,894,811
AngloGold Ashanti Ltd.	293,125	12,030,235
Gold Fields Ltd.	1,169,284	19,803,557
Harmony Gold Mining Co. Ltd.(a)	653,183	9,535,223
Impala Platinum Holdings Ltd.	1,033,944	31,676,522

		94,940,348
OIL & GAS—9.66%
Sasol Ltd.	1,146,303	41,409,310

		41,409,310
PACKAGING & CONTAINERS—0.73%
Nampak Ltd.	1,038,500	3,123,089

		3,123,089
REAL ESTATE—0.46%
Allan Gray Property Trust	2,019,179	1,966,401

		1,966,401
RETAIL—6.44%
Ellerine Holdings Ltd.	205,355	2,258,155
Foschini Ltd.	399,521	3,965,454
JD Group Ltd.	348,266	4,005,842
Massmart Holdings Ltd.	387,863	5,063,585
Pick’n Pay Stores Ltd.	441,128	2,237,255
Truworths International Ltd.	893,043	5,208,163
Woolworths Holdings Ltd.	1,560,162	4,873,862

		27,612,316
TELECOMMUNICATIONS—12.31%
MTN Group Ltd.	2,838,991	39,018,173
Telkom South Africa Ltd.	570,706	13,754,368

		52,772,541
TRANSPORTATION—0.77%
Grindrod Ltd.	639,716	2,094,629
Super Group Ltd.	553,152	1,189,323

		3,283,952

TOTAL COMMON STOCKS
(Cost: $383,158,847)		428,410,980

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.06%

MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(b)(c)	254,369	254,369

		254,369

TOTAL SHORT-TERM INVESTMENTS
(Cost: $254,369)		254,369

TOTAL INVESTMENTS IN SECURITIES—99.99%
(Cost: $383,413,216)		428,665,349
Other Assets, Less Liabilities—0.01%		48,805

NET ASSETS—100.00%		$428,714,154

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA INDEX FUND

May 31, 2007

Security	Shares	Value

COMMON STOCKS—97.48%

ADVERTISING—0.20%
Cheil Communications Inc.	14,260	$4,062,219

		4,062,219
AEROSPACE & DEFENSE—1.08%
Hanjin Heavy Industries & Construction Co. Ltd.	228,160	14,006,591
Hyundai Merchant Marine Co. Ltd.	163,990	8,389,365

		22,395,956
AGRICULTURE—1.87%
KT&G Corp.(a)	529,759	38,797,643

		38,797,643
AIRLINES—0.74%
Asiana Airlines Inc.	442,060	4,618,182
Korean Air Co. Ltd.	179,892	10,655,961

		15,274,143
APPAREL—0.17%
LG Fashion Corp.(a)	116,034	3,599,116

		3,599,116
AUTO MANUFACTURERS—3.00%
Hyundai Motor Co. Ltd.	720,130	50,955,887
Kia Motors Corp.(a)(b)	884,120	11,378,820

		62,334,707
AUTO PARTS & EQUIPMENT—1.55%
Hankook Tire Co. Ltd.(a)	470,580	7,576,921
Hyundai Mobis	270,946	24,570,440

		32,147,361
BANKS—8.23%
Daegu Bank	570,400	9,307,011
Kookmin Bank(a)	1,582,869	143,370,256
Korea Exchange Bank	663,090	10,355,202
Pusan Bank	513,360	7,795,774

		170,828,243
BEVERAGES—0.32%
Hite Brewery Co. Ltd.	49,910	6,557,911

		6,557,911
CHEMICALS—2.60%
Hanwha Chemical Corp.	235,290	4,941,470
Honam Petrochemical Corp.	64,170	6,945,703
KCC Corp.	21,390	9,871,422
Korea Zinc Co. Ltd.	59,490	9,482,520
LG Chem Ltd.	213,900	15,780,452
LG Petrochemical Co. Ltd.	99,835	4,419,191

Samsung Fine Chemicals Co. Ltd.(a)	64,170	2,429,268

		53,870,026
COMMERCIAL SERVICES—0.20%
S1 Corp.	92,690	4,082,952

		4,082,952
COSMETICS & PERSONAL CARE—0.71%
AmorePacific Corp.(a)	16,010	13,449,435
Pacific Corp.	7,139	1,307,087

		14,756,522
DISTRIBUTION & WHOLESALE—3.19%
Daewoo International Corp.(a)	206,770	10,433,144
Hanwha Corp.	185,380	10,921,148
Hyosung Corp.	85,565	5,132,978
LG International Corp.(a)	149,735	5,386,267
Samsung Corp.	655,960	34,299,255

		66,172,792
DIVERSIFIED FINANCIAL SERVICES—9.84%
Daewoo Securities Co. Ltd.(a)	549,010	14,989,126
Daishin Securities Co. Ltd.(a)	178,250	5,154,564
Hana Financial Group Inc.	549,011	27,790,541
Hyundai Securities Co. Ltd.	527,620	10,541,035
Korea Investment Holdings Co. Ltd.(a)	178,255	12,382,819
Mirae Asset Securities Co. Ltd.(a)	84,664	6,273,434
Samsung Securities Co.(a)	256,680	17,692,536
Shinhan Financial Group Ltd.	1,475,910	91,082,006
Tong Yang Investment Bank(a)	377,892	6,308,375
Woori Investment & Securities Co.(a)	434,930	12,061,871

		204,276,307
ELECTRIC—2.57%
Korea Electric Power Corp.(a)	1,212,100	53,327,178

		53,327,178
ELECTRICAL COMPONENTS & EQUIPMENT—16.20%
LG Electronics Inc.(a)	449,196	33,865,073
LS Cable Ltd.	92,690	6,538,713
Samsung Electronics Co. Ltd.	513,360	295,797,092

		336,200,878
ELECTRONICS—2.51%
Hyundai Autonet Co. Ltd.(a)	470,580	3,760,585
LG.Philips LCD Co. Ltd.(a)(b)	470,580	19,487,131
Samsung Electro-Mechanics Co. Ltd.(a)	427,800	19,742,843
Samsung SDI Co. Ltd.(a)	156,860	9,207,184

		52,197,743
ENGINEERING & CONSTRUCTION—4.50%
Daelim Industrial Co. Ltd.	121,210	18,276,144
Daewoo Engineering & Construction Co. Ltd.(a)	734,390	22,344,122
GS Engineering & Construction Corp.	171,120	22,760,711
Hyundai Engineering & Construction Co. Inc.(a)	185,380	14,275,358
Samsung Engineering Co. Ltd.	152,000	15,715,670

		93,372,005
ENVIRONMENTAL CONTROL—0.33%
Woongjin Coway Co. Ltd.(a)	199,640	6,912,683

		6,912,683

FOOD—1.04%
CJ Corp.(a)	85,560	9,113,499
Lotte Confectionery Co. Ltd.	3,500	4,553,581
Nong Shim Co. Ltd.(a)	14,262	3,978,307
ORION Corp.	14,269	4,041,731

		21,687,118
HOME BUILDERS—1.03%
Hyundai Development Co.	306,597	21,364,379

		21,364,379
HOUSEHOLD PRODUCTS & WARES—0.43%
LG Household & Health Care Ltd.(a)	57,040	8,876,984

		8,876,984
INSURANCE—2.24%
Dongbu Insurance Co. Ltd.	178,250	5,586,511
Hyundai Marine & Fire Insurance Co. Ltd.	349,370	5,756,985
Korean Reinsurance Co.	335,110	4,367,077
Samsung Fire & Marine Insurance Co. Ltd.(a)	171,120	30,869,790

		46,580,363
INTERNET—2.07%
Daum Communications Corp.(a)(b)	47,058	3,694,699
NCsoft Corp.(a)(b)	71,300	5,743,931
NHN Corp.(b)	175,398	33,436,129

		42,874,759
IRON & STEEL—8.98%
Dongkuk Steel Mill Co. Ltd.	164,001	5,784,634
Hyundai Steel Co.	213,900	12,785,622
POSCO	349,370	167,818,008

		186,388,264
LODGING—0.53%
Kangwon Land Inc.(a)	506,232	11,040,601

		11,040,601
MACHINERY—0.64%
Doosan Heavy Industries & Construction Co. Ltd.	128,340	13,200,291

		13,200,291
MACHINERY-DIVERSIFIED—0.58%
Doosan Infracore Co. Ltd.	306,590	12,019,253

		12,019,253
MANUFACTURING—0.44%
Cheil Industries Inc.	213,900	9,145,751

		9,145,751
MINING—0.15%
Poongsan Corp.(a)	92,708	3,065,305

		3,065,305
MULTIPLE UTILITIES—0.52%
KT Freetel Co. Ltd.	356,500	10,750,673

		10,750,673
OIL & GAS—3.22%
SK Corp.(a)	434,930	49,184,330
S-Oil Corp.	213,900	17,600,388

		66,784,718

PHARMACEUTICALS—0.56%
Hanmi Pharm Co. Ltd.(a)	29,833	4,787,417
Yuhan Corp.(a)	37,298	6,768,673

		11,556,090
RETAIL—3.43%
Hyundai Department Store Co. Ltd.	71,300	8,792,515
Lotte Shopping Co. Ltd.(a)	35,650	14,820,571
Shinsegae Co. Ltd.(a)	66,500	47,627,894

		71,240,980
SEMICONDUCTORS—0.65%
Samsung Techwin Co. Ltd.	235,290	13,405,321

		13,405,321
SHIPBUILDING—7.07%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	456,320	22,484,265
Hyundai Heavy Industries Co. Ltd.(a)	213,900	73,027,787
Hyundai Mipo Dockyard	57,040	14,436,618
Samsung Heavy Industries Co. Ltd.	834,210	36,701,646

		146,650,316
TELECOMMUNICATIONS—3.58%
KT Corp.	442,881	21,130,456
KT Corp. SP ADR	427,800	10,288,590
SK Telecom Co. Ltd.	117,540	25,571,438
SK Telecom Co. Ltd. ADR	642,413	17,255,213

		74,245,697
TRANSPORTATION—0.51%
Hanjin Shipping Co. Ltd.	235,290	10,617,826

		10,617,826

TOTAL COMMON STOCKS
(Cost: $1,104,872,987)		2,022,661,074

Security	Shares	Value

PREFERRED STOCKS—2.45%

AUTO MANUFACTURERS—0.35%
Hyundai Motor Co. Ltd.	185,380	7,247,489

		7,247,489
ELECTRICAL COMPONENTS & EQUIPMENT—2.10%
LG Electronics Inc.	114,080	4,816,302
Samsung Electronics Co. Ltd.	85,560	38,702,423

		43,518,725

TOTAL PREFERRED STOCKS
(Cost: $51,528,050)		50,766,214

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—15.34%

COMMERCIAL PAPER(c)—1.87%
Amsterdam Funding Corp.
5.29%, 06/06/07(d)	$5,281,717	5,277,836
BNP Paribas Finance Inc.
5.12%, 06/06/07	672,218	671,741
Carrera Capital Finance LLC
5.32%, 06/01/07(d)	1,784,260	1,784,260
Fairway Finance Corp.
5.28%, 06/04/07(d)	937,476	937,063
General Electric Capital Corp.
5.12%, 06/04/07(d)	1,440,468	1,439,854
General Electric Capital Services Inc.
5.32%, 06/01/07(d)	3,841,249	3,841,249
Grampian Funding LLC
5.14%, 06/06/07(d)	2,880,936	2,878,882
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	1,920,624	1,919,260
Jupiter Securitization Corp.
5.26%, 06/06/07(d)	481,020	480,669
Kitty Hawk Funding Corp.
5.27%, 06/04/07(d)	1,385,903	1,385,295
Links Finance LLC
5.31%, 06/01/07(d)	2,151,272	2,151,272
Park Granada LLC
5.33%, 06/01/07(d)	5,281,717	5,281,717
Park Sienna LLC
5.34%, 06/01/07(d)	2,304,749	2,304,749
Three Pillars Funding Corp.
5.26%-5.30%, 06/01/07(d)	4,574,658	4,574,658
Variable Funding Capital Corp.
5.31%, 06/01/07(d)	3,841,249	3,841,249

		38,769,754
MEDIUM-TERM NOTES(c)—0.07%
K2 USA LLC
5.39%, 06/04/07(d)	1,440,468	1,440,468

		1,440,468
MONEY MARKET FUNDS—9.45%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	1,850,993	1,850,993
BGI Cash Premier Fund LLC
5.33%(c)(e)(f)	194,341,092	194,341,092

		196,192,085
REPURCHASE AGREEMENTS(c)—2.52%
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $1,805,656 (collateralized by non-U.S. government debt securities, value $1,867,486, 5.50% to 8.00%, 11/1/08 to 3/15/19).	$1,805,387	1,805,387
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $3,841,821 (collateralized by non-U.S. government debt securities, value $4,049,400, 3.50% to 6.11%, 3/10/09 to 12/27/22).	3,841,249	3,841,249
Bank of America N.A. 5.31%, dated 5/31/07, due 6/1/07, maturity value $7,683,630 (collateralized by non-U.S. government debt securities, value $7,867,406, 5.00%, 5/1/35).	7,682,497	7,682,497

Bear Stearns Companies Inc. (The) 5.31%, dated 5/31/07, due 6/1/07, maturity value $4,802,269 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $4,917,173, 5.00% to 7.50%, 9/1/15 to 5/1/37).	4,801,561	4,801,561
Bear Stearns Companies Inc. (The) 5.37%, dated 5/31/07, due 6/1/07, maturity value $2,881,366 (collateralized by non-U.S. government debt securities, value $3,181,682, 0.00% to 12.87%, 2/15/20 to 11/25/52).	2,880,936	2,880,936
Citigroup Global Markets Holdings Inc. 5.31%, dated 5/31/07, due 6/1/07, maturity value $5,282,496 (collateralized by non-U.S. government debt securities, value $5,412,699, 4.13% to 6.26%, 4/1/19 to 10/1/42).	5,281,717	5,281,717
Citigroup Global Markets Holdings Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $2,881,365 (collateralized by U.S. government obligations, value $3,046,692, 5.56%, 8/25/46).	2,880,936	2,880,936
Credit Suisse First Boston 5.31%, dated 5/31/07, due 6/1/07, maturity value $4,802,269 (collateralized by non-U.S. government debt securities, value $4,917,199, 4.17% to 6.73%, 8/1/31 to 6/1/37).	4,801,561	4,801,561
Credit Suisse First Boston 5.32%, dated 5/31/07, due 6/1/07, maturity value $2,881,362 (collateralized by non-U.S. government debt securities, value $2,979,245, 5.25% to 9.63%, 11/15/07 to 4/15/37).	2,880,936	2,880,936
Goldman Sachs Group Inc. (The) 5.32%, dated 5/31/07, due 6/1/07, maturity value $4,802,271 (collateralized by non-U.S. government debt securities, value $5,059,144, 0.00% to 6.35%, 3/20/10 to 12/15/26).	4,801,561	4,801,561
HSBC Securities Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $960,455 (collateralized by non-U.S. government debt securities, value $1,012,376, 3.30% to 5.95%, 1/1/30 to 6/1/46).	960,312	960,312
Lehman Brothers Holdings Inc. 5.35%, dated 5/31/07, due 6/1/07, maturity value $4,802,275 (collateralized by non-U.S. government debt securities, value $5,032,983, 2.25% to 10.07%, 11/1/11 to 5/25/47).	4,801,561	4,801,561
Merrill Lynch & Co. Inc. 5.34%, dated 5/31/07, due 6/1/07, maturity value $2,881,363 (collateralized by non-U.S. government debt securities, value $3,013,993, 3.60% to 13.63%, 10/15/07 to 2/15/26).	2,880,936	2,880,936
Merrill Lynch & Co. Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $1,920,910 (collateralized by non-U.S. government debt securities, value $2,009,329, 3.60% to 13.63%, 10/15/07 to 2/15/26).	1,920,624	1,920,624

		52,221,774
TIME DEPOSITS(c)—1.25%
Danske Bank A/S
5.32%, 06/01/07	4,801,561	4,801,561
Deutsche Bank AG
5.29%, 06/01/07	4,801,561	4,801,561

Dexia Credit Local
5.29%, 06/01/07	5,308,874	5,308,874
KBC Bank
5.32%, 06/01/07	5,281,717	5,281,717
Societe Generale
5.29%-5.32%, 06/01/07	5,761,873	5,761,873

		25,955,586
VARIABLE & FLOATING RATE NOTES(c)—0.18%
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(d)	1,056,343	1,056,342
Metropolitan Life Insurance Funding
5.43%, 08/01/07(d)(g)	192,062	192,062
Strips III LLC
5.37%, 07/24/07(d)	352,707	352,707
Wal-Mart Stores Inc.
5.50%, 07/16/07	1,440,468	1,440,588
Wind Master Trust
5.31%, 07/25/07(d)	768,250	768,250

		3,809,949

TOTAL SHORT-TERM INVESTMENTS
(Cost: $318,389,616)		318,389,616

TOTAL INVESTMENTS IN SECURITIES—115.27%
(Cost: $1,474,790,653)		2,391,816,904
Other Assets, Less Liabilities—(15.27)%		(316,863,764)

NET ASSETS—100.00%		$2,074,953,140

ADR - American Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN INDEX FUND

May 31, 2007

Security	Shares	Value

COMMON STOCKS—99.87%

AGRICULTURE—4.10%
Altadis SA	311,106	$21,015,717

		21,015,717
AIRLINES—0.44%
Iberia Lineas Aereas de Espana SA	433,884	2,282,877

		2,282,877
BANKS—38.15%
Banco Bilbao Vizcaya Argentaria SA	2,759,814	69,744,107
Banco Popular Espanol SA	1,135,440	22,735,224
Banco Santander Central Hispano SA	5,051,796	97,074,716
Bankinter SA	65,550	6,086,308

		195,640,355
BIOTECHNOLOGY—0.20%
Zeltia SA(a)(b)	108,025	1,004,464

		1,004,464
COMMERCIAL SERVICES—2.63%
Abertis Infraestructuras SA(b)	312,588	10,372,835
Cintra Concesiones de Infraestructuras de Transporte SA	179,892	3,129,987

		13,502,822
COMPUTERS—0.66%
Indra Sistemas SA	136,002	3,367,404

		3,367,404
ELECTRIC—11.33%
Endesa SA	459,534	24,741,061
Iberdrola SA	443,346	25,593,649
Union Fenosa SA	132,012	7,784,270

		58,118,980
ENERGY-ALTERNATE SOURCES—1.22%
Gamesa Corporacion Tecnologica SA	169,290	6,244,137

		6,244,137
ENGINEERING & CONSTRUCTION—7.92%
Acciona SA	31,973	8,561,869
Actividades de Construcciones y Servicios SA	259,806	17,403,483
Fomento de Construcciones y Contratas SA	44,346	4,386,053
Grupo Ferrovial SA(b)	59,964	6,370,519
Sacyr Vallehermoso SA(b)	67,716	3,881,799

		40,603,723
FOOD—0.67%
Ebro Puleva SA(b)	144,894	3,199,566
Viscofan SA	9,348	220,764

		3,420,330

FOREST PRODUCTS & PAPER—0.27%
Grupo Empresarial ENCE SA(b)	106,590	1,379,824

		1,379,824
GAS—3.40%
Gas Natural SDG SA	295,308	17,417,218

		17,417,218
INSURANCE—1.06%
Mapfre SA	1,054,044	5,418,190

		5,418,190
IRON & STEEL—0.75%
Acerinox SA(b)	151,734	3,865,144

		3,865,144
LODGING—0.10%
NH Hoteles SA(a)(b)	24,624	539,111

		539,111
MEDIA—1.42%
Antena 3 de Television SA(a)(b)	94,396	2,079,383
Gestevision Telecinco SA	40,014	1,179,202
Promotora de Informaciones SA	110,937	2,516,901
Sogecable SA(a)(b)	37,720	1,525,783

		7,301,269
OIL & GAS—4.80%
Repsol YPF SA	672,030	24,642,643

		24,642,643
PHARMACEUTICALS—0.47%
FAES FARMA SA(b)	104,994	2,424,454

		2,424,454
RETAIL—2.78%
Industria de Diseno Textil SA	225,492	14,234,057

		14,234,057
TELECOMMUNICATIONS—16.66%
Telefonica SA	3,759,728	85,451,205

		85,451,205
WATER—0.84%
Sociedad General de Aguas de Barcelona SA(a)	1,456	52,704
Sociedad General de Aguas de Barcelona SA Class A	115,736	4,282,854

		4,335,558

TOTAL COMMON STOCKS
(Cost: $451,236,477)		512,209,482

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—4.64%

COMMERCIAL PAPER(c)—0.75%
Amsterdam Funding Corp.
5.29%, 06/06/07(d)	$522,520	522,135
BNP Paribas Finance Inc.
5.12%, 06/06/07	66,503	66,455
Carrera Capital Finance LLC
5.32%, 06/01/07(d)	176,517	176,517
Fairway Finance Corp.
5.28%, 06/04/07(d)	92,745	92,704
General Electric Capital Corp.
5.12%, 06/04/07(d)	142,506	142,445
General Electric Capital Services Inc.
5.32%, 06/01/07(d)	380,015	380,015
Grampian Funding LLC
5.14%, 06/06/07(d)	285,011	284,808
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	190,007	189,872
Jupiter Securitization Corp.
5.26%, 06/06/07(d)	47,587	47,553
Kitty Hawk Funding Corp.
5.27%, 06/04/07(d)	137,107	137,047
Links Finance LLC
5.31%, 06/01/07(d)	212,825	212,825
Park Granada LLC
5.33%, 06/01/07(d)	522,520	522,520
Park Sienna LLC
5.34%, 06/01/07(d)	228,009	228,009
Three Pillars Funding Corp.
5.26%-5.30%, 06/01/07(d)	452,571	452,571
Variable Funding Capital Corp.
5.31%, 06/01/07(d)	380,015	380,015

		3,835,491
MEDIUM-TERM NOTES(c)—0.03%
K2 USA LLC
5.39%, 06/04/07(d)	142,506	142,506

		142,506
MONEY MARKET FUNDS—2.28%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	24,345	24,345
BGI Cash Premier Fund LLC
5.33%(c)(e)(f)	11,691,636	11,691,636

		11,715,981
REPURCHASE AGREEMENTS(c)—1.01%
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $178,634 (collateralized by non-U.S. government debt securities, value $184,750, 5.50% to 8.00%, 11/1/08 to 3/15/19).	$178,607	178,607
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $380,072 (collateralized by non-U.S. government debt securities, value $400,607, 3.50% to 6.11%, 3/10/09 to 12/27/22).	380,015	380,015
Bank of America N.A. 5.31%, dated 5/31/07, due 6/1/07, maturity value $760,142 (collateralized by non-U.S. government debt securities, value $778,323, 5.00%, 5/1/35).	760,030	760,030

Bear Stearns Companies Inc. (The) 5.31%, dated 5/31/07, due 6/1/07, maturity value $475,088 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $486,456, 5.00% to 7.50%, 9/1/15 to 5/1/37).	475,018	475,018
Bear Stearns Companies Inc. (The) 5.37%, dated 5/31/07, due 6/1/07, maturity value $285,054 (collateralized by non-U.S. government debt securities, value $314,764, 0.00% to 12.87%, 2/15/20 to 11/25/52).	285,011	285,011
Citigroup Global Markets Holdings Inc. 5.31%, dated 5/31/07, due 6/1/07, maturity value $522,597 (collateralized by non-U.S. government debt securities, value $535,478, 4.13% to 6.26%, 4/1/19 to 10/1/42).	522,520	522,520
Citigroup Global Markets Holdings Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $285,053 (collateralized by U.S. government obligations, value $301,409, 5.56%, 8/25/46).	285,011	285,011
Credit Suisse First Boston 5.31%, dated 5/31/07, due 6/1/07, maturity value $475,088 (collateralized by non-U.S. government debt securities, value $486,459, 4.17% to 6.73%, 8/1/31 to 6/1/37).	475,018	475,018
Credit Suisse First Boston 5.32%, dated 5/31/07, due 6/1/07, maturity value $285,053 (collateralized by non-U.S. government debt securities, value $294,737, 5.25% to 9.63%, 11/15/07 to 4/15/37).	285,011	285,011
Goldman Sachs Group Inc. (The) 5.32%, dated 5/31/07, due 6/1/07, maturity value $475,088 (collateralized by non-U.S. government debt securities, value $500,501, 0.00% to 6.35%, 3/20/10 to 12/15/26).	475,018	475,018
HSBC Securities Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $95,018 (collateralized by non-U.S. government debt securities, value $100,154, 3.30% to 5.95%, 1/1/30 to 6/1/46).	95,004	95,004
Lehman Brothers Holdings Inc. 5.35%, dated 5/31/07, due 6/1/07, maturity value $475,089 (collateralized by non-U.S. government debt securities, value $497,913, 2.25% to 10.07%, 11/1/11 to 5/25/47).	475,018	475,018
Merrill Lynch & Co. Inc. 5.34%, dated 5/31/07, due 6/1/07, maturity value $285,053 (collateralized by non-U.S. government debt securities, value $298,174, 3.60% to 13.63%, 10/15/07 to 2/15/26).	285,011	285,011
Merrill Lynch & Co. Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $190,035 (collateralized by non-U.S. government debt securities, value $198,783, 3.60% to 13.63%, 10/15/07 to 2/15/26).	190,007	190,007

		5,166,299
TIME DEPOSITS(c)—0.50%
Danske Bank A/S
5.32%, 06/01/07	475,018	475,018
Deutsche Bank AG
5.29%, 06/01/07	475,018	475,018
Dexia Credit Local
5.29%, 06/01/07	525,207	525,207

KBC Bank
5.32%, 06/01/07	522,520	522,520
Societe Generale
5.29%-5.32%, 06/01/07	570,022	570,022

		2,567,785
VARIABLE & FLOATING RATE NOTES(c)—0.07%
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(d)	104,504	104,508
Metropolitan Life Insurance Funding
5.43%, 08/01/07(d)(g)	19,001	19,001
Strips III LLC
5.37%, 07/24/07(d)	34,893	34,893
Wal-Mart Stores Inc.
5.50%, 07/16/07	142,506	142,517
Wind Master Trust
5.31%, 07/25/07(d)	76,003	76,003

		376,922

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,804,984)		23,804,984

TOTAL INVESTMENTS IN SECURITIES—104.51%
(Cost: $475,041,461)		536,014,466
Other Assets, Less Liabilities—(4.51)%		(23,139,558)

NET ASSETS—100.00%		$512,874,908

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN INDEX FUND

May 31, 2007

Security	Shares	Value

COMMON STOCKS—99.82%

AGRICULTURE—1.45%
Swedish Match AB	474,298	$8,782,724

		8,782,724

AIRLINES—0.45%
SAS AB(a)	122,101	2,720,244

		2,720,244

AUTO MANUFACTURERS—2.43%
Scania AB Class B	597,607	14,697,132

		14,697,132

BANKS—17.63%
Nordea Bank AB	3,437,989	56,699,252
Skandinaviska Enskilda Banken AB Class A	765,558	25,195,762
Svenska Handelsbanken AB Class A	840,584	24,807,288

		106,702,302

COMMERCIAL SERVICES—1.82%
Securitas AB Class B	516,562	7,697,110
Securitas Direct AB Class B(a)	516,783	1,510,176
Securitas Systems AB Class B	516,588	1,808,538

		11,015,824

COSMETICS & PERSONAL CARE—0.57%
Oriflame Cosmetics SA	66,233	3,468,574

		3,468,574

DIVERSIFIED FINANCIAL SERVICES—1.13%
D. Carnegie & Co. AB	118,544	2,366,610
OMX AB	139,236	4,501,913

		6,868,523

ENGINEERING & CONSTRUCTION—2.40%
Skanska AB Class B	620,798	14,504,101

		14,504,101

FOOD—0.31%
Axfood AB	49,511	1,855,109

		1,855,109

FOREST PRODUCTS & PAPER—3.48%
Billerud AB	74,142	1,131,579
Holmen AB Class B(b)	87,125	3,831,637
Svenska Cellulosa AB Class B	931,022	16,128,852

		21,092,068

HAND & MACHINE TOOLS—4.84%
Sandvik AB	1,573,091	29,300,099

		29,300,099

HEALTH CARE-PRODUCTS—1.54%
Elekta AB Class B(b)	141,472	2,614,565
Getinge AB Class B	287,700	6,700,909

		9,315,474

HOME FURNISHINGS—2.28%
Electrolux AB Series B	429,029	10,799,506
Nobia AB	243,421	3,019,675

		13,819,181

HOUSEHOLD PRODUCTS & WARES—1.17%
Husqvarna AB	464,234	7,051,707

		7,051,707

IRON & STEEL—2.16%
SSAB Svenskt Stal AB Class A	249,506	9,312,552
SSAB Svenskt Stal AB Class B	109,868	3,790,771

		13,103,323

MACHINERY—13.87%
Atlas Copco AB Class A	1,107,844	18,631,146
Atlas Copco AB Class B	689,978	10,805,159
Volvo AB Class A	780,645	16,657,645
Volvo AB Class B	1,803,490	37,831,167

		83,925,117

MANUFACTURING—2.34%
Alfa Laval AB	156,684	9,871,447
Trelleborg AB Class B	134,388	4,277,117

		14,148,564

MEDIA—1.49%
Eniro AB	300,465	3,879,450
Modern Times Group MTG AB Class B(b)	84,924	5,159,977

		9,039,427

METAL FABRICATE & HARDWARE—4.51%
Assa Abloy AB Class B	514,900	11,583,006
Hoganas AB Class B	44,440	1,346,871
SKF AB	669,367	14,379,995

		27,309,872

MINING—1.77%
Boliden AB	477,445	9,911,588
Boliden AB New	453,050	783,217

		10,694,805

OIL & GAS—0.68%
Lundin Petroleum AB(a)(b)	388,304	4,086,701

		4,086,701

REAL ESTATE—1.92%
Castellum AB	255,352	3,740,264
Fabege AB	244,170	3,161,428
Kungsleden AB	225,115	3,590,468
Wihlborgs Fastigheter AB	53,072	1,143,983

		11,636,143

RETAIL—8.22%
Hennes & Mauritz AB Class B	785,237	49,755,703

		49,755,703

TELECOMMUNICATIONS—21.36%
Tele2 AB Class B	516,721	8,633,882
Telefonaktiebolaget LM Ericsson Class B	24,524,181	93,130,475
TeliaSonera AB	3,710,481	27,510,094

		129,274,451

TOTAL COMMON STOCKS
(Cost: $520,540,732)		604,167,168

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.10%

MONEY MARKET FUNDS—1.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(c)(d)	345,291	345,291
BGI Cash Premier Fund LLC
5.33%(c)(d)(e)	6,311,296	6,311,296

		6,656,587

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,656,587)		6,656,587

TOTAL INVESTMENTS IN SECURITIES—100.92%
(Cost: $527,197,319)		610,823,755
Other Assets, Less Liabilities—(0.92)%		(5,562,470)

NET ASSETS—100.00%		$605,261,285

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND INDEX FUND

May 31, 2007

Security	Shares	Value

COMMON STOCKS—99.53%

BANKS—6.43%
Banque Cantonale Vaudoise	1,445	$747,587
Credit Suisse Group Registered	216,936	16,489,933
Julius Baer Holding AG	37,248	2,832,848
Vontobel Holding AG Registered	34,588	2,128,145

		22,198,513
BUILDING MATERIALS—3.73%
Geberit AG Registered	14,280	2,493,712
Holcim Ltd. Registered	93,722	10,362,994

		12,856,706
CHEMICALS—5.95%
Ciba Specialty Chemicals AG Registered	34,904	2,250,125
Clariant AG Registered(a)	64,984	1,108,299
Givaudan SA Registered	6,355	6,041,515
Lonza Group AG Registered	15,579	1,539,530
Syngenta AG Registered	50,956	9,588,685

		20,528,154
COMMERCIAL SERVICES—1.96%
Adecco SA Registered	46,600	3,397,699
SGS SA Registered	2,587	3,367,143

		6,764,842
COMPUTERS—0.36%
Logitech International SA Registered(a)	46,522	1,233,804

		1,233,804
DIVERSIFIED FINANCIAL SERVICES—11.79%
UBS AG Registered	623,628	40,660,881

		40,660,881
ENGINEERING & CONSTRUCTION—4.49%
ABB Ltd. Registered	724,812	15,496,409

		15,496,409
FOOD—13.63%
Nestle SA Registered	120,768	47,008,312

		47,008,312
HAND & MACHINE TOOLS—0.81%
Schindler Holding AG Participation Certificates	32,571	2,135,607
Schindler Holding AG Registered	9,971	656,624

		2,792,231
HEALTH CARE-PRODUCTS—5.30%
Nobel Biocare Holding AG	15,664	5,368,542
Phonak Holding AG Registered	34,712	3,314,133

Straumann Holding AG Registered	8,382	2,438,437
Synthes Inc.	57,486	7,163,175

		18,284,287
INSURANCE—10.11%
Swiss Life Holding	9,384	2,525,092
Swiss Reinsurance Co. Registered	167,050	15,894,594
Zurich Financial Services AG Registered	53,856	16,469,490

		34,889,176
LEISURE TIME—0.04%
Kuoni Reisen Holding AG Registered	251	152,388

		152,388
MACHINERY—0.24%
Rieter Holding AG	1,485	819,783

		819,783
MANUFACTURING—0.43%
Sulzer AG Registered	1,146	1,471,017

		1,471,017
PHARMACEUTICALS—23.22%
Novartis AG Registered	680,748	38,246,766
Roche Holding AG	228,174	41,856,881

		80,103,647
REAL ESTATE—1.32%
PSP Swiss Property AG(a)	76,910	4,568,973

		4,568,973
RETAIL—6.34%
Compagnie Financiere Richemont AG Class A	219,934	13,523,217
Swatch Group (The) AG Class B	17,663	5,059,132
Swatch Group (The) AG Registered	56,742	3,287,512

		21,869,861
SEMICONDUCTORS—0.33%
OC Oerlikon Corp. AG Registered(a)(b)	2,115	1,139,092

		1,139,092
TELECOMMUNICATIONS—2.39%
Swisscom AG Registered	23,406	8,236,842

		8,236,842
TRANSPORTATION—0.66%
Kuehne & Nagel International AG Registered	25,012	2,296,177

		2,296,177
TOTAL COMMON STOCKS

(Cost: $265,103,453)		343,371,095

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.22%

MONEY MARKET FUNDS—0.22%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(c)(d)	96,879	96,879

BGI Cash Premier Fund LLC
5.33%(c)(d)(e)	671,089	671,089

		767,968

TOTAL SHORT-TERM INVESTMENTS
(Cost: $767,968)		767,968

TOTAL INVESTMENTS IN SECURITIES—99.75%
(Cost: $265,871,421)		344,139,063
Other Assets, Less Liabilities—0.25%		849,806

NET ASSETS—100.00%		$344,988,869

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN INDEX FUND

May 31, 2007

Security	Shares	Value

COMMON STOCKS—100.17%

AIRLINES—0.32%
China Airlines(a)	8,635,907	$3,724,796
EVA Airways Corp.	9,420,396	3,578,430

		7,303,226
APPAREL—0.57%
Pou Chen Corp.	12,560,541	13,040,137

		13,040,137
AUTO MANUFACTURERS—0.35%
China Motor Co. Ltd.	3,198,759	2,807,755
Yulon Motor Co. Ltd.	4,710,483	5,218,266

		8,026,021
AUTO PARTS & EQUIPMENT—0.20%
Cheng Shin Rubber Industry Co. Ltd.	3,925,039	4,490,715

		4,490,715
BANKS—6.21%
Chang Hwa Commercial Bank Ltd.(a)	24,335,446	13,847,674
Chinatrust Financial Holding Co. Ltd.	45,530,566	34,521,564
E.Sun Financial Holding Co. Ltd.	18,840,378	10,264,594
First Financial Holding Co. Ltd.	28,260,867	18,775,853
Hua Nan Financial Holdings Co. Ltd.	21,980,965	13,938,321
Mega Financial Holding Co. Ltd.	57,305,136	34,689,914
Taishin Financial Holdings Co. Ltd.(a)	31,400,439	15,444,319

		141,482,239
BUILDING MATERIALS—1.39%
Asia Cement Corp.	10,205,860	11,398,709
Taiwan Cement Corp.	17,270,156	16,256,847
Taiwan Glass Industrial Corp.	4,710,288	4,148,777

		31,804,333
CHEMICALS—7.75%
Eternal Chemical Co. Ltd.	3,140,911	5,038,615
Formosa Chemicals & Fibre Co.	18,840,393	38,663,337
Formosa Plastic Co.	27,475,111	56,299,923
Nan Ya Plastic Corp.	33,755,447	65,388,822
Oriental Union Chemical Corp.	3,140,063	2,480,610
Taiwan Fertilizer Co. Ltd.	4,710,000	8,824,523

		176,695,830
COMMERCIAL SERVICES—0.18%
Taiwan Secom Co. Ltd.	2,355,610	4,142,468

		4,142,468
COMPUTER SYSTEMS—0.33%
Mosel Vitelic Inc.	5,551,000	7,476,717

		7,476,717

COMPUTERS—11.67%
Acer Inc.	14,915,663	27,539,248
Advantech Co. Ltd.	1,570,733	4,687,691
Benq Corp.(a)	14,130,019	5,174,970
CMC Magnetics Corp.(a)	18,840,400	5,468,754
Compal Electronics Inc.	20,410,547	18,533,420
Foxconn Technology Co. Ltd.	2,355,065	25,732,962
High Tech Computer Corp.	2,355,200	43,912,502
Innolux Display Corp.(a)	12,560,000	40,677,392
Inotera Memories Inc.	19,032,000	23,704,672
Inventec Co. Ltd.	9,420,284	6,771,849
Lite-On Technology Corp.	18,055,284	21,313,198
MiTAC International Corp.	7,065,059	9,184,566
Quanta Computer Inc.	12,560,075	19,008,240
Ritek Corp.(a)	14,915,389	3,566,493
Wistron Corp.	6,344,000	10,714,627

		265,990,584
DIVERSIFIED FINANCIAL SERVICES—2.74%
Fubon Financial Holding Co. Ltd.	23,550,000	20,564,417
Fuhwa Financial Holdings Co. Ltd.(a)	36,895,076	16,192,581
Polaris Securities Co. Ltd.(a)	11,775,227	5,043,191
SinoPac Financial Holdings Co. Ltd.	40,820,193	17,791,691
Waterland Financial Holdings	9,420,000	2,851,219

		62,443,099
ELECTRICAL COMPONENTS & EQUIPMENT—2.27%
Delta Electronics Inc.	9,420,834	30,795,892
Pacific Electric Wire & Cable Co. Ltd.(b)	986	0
Phoenixtec Power Co. Ltd.	438	398
Tatung Co. Ltd.(a)	25,905,120	11,055,653
Walsin Lihwa Corp.(a)	18,840,069	9,893,766

		51,745,709
ELECTRONICS—18.64%
Asia Optical Co. Inc.	785,000	3,468,983
Asustek Computer Inc.	18,840,556	46,476,242
AU Optronics Corp.	41,605,710	64,224,805
Cheng Uei Precision Industry Co. Ltd.	1,570,000	4,652,239
Chi Mei Optoelectronics Corp.	26,690,216	29,930,914
Chunghwa Picture Tubes Ltd.(a)	39,250,105	10,157,495
Compeq Manufacturing Co. Ltd.(a)	6,280,200	2,604,196
Gigabyte Technology Co. Ltd.	3,140,017	2,157,434
HannStar Display Corp.(a)	32,970,000	7,185,072
Hon Hai Precision Industry Co. Ltd.	28,260,550	199,731,780
Kinsus Interconnect Technology Corp.	1,586,000	6,360,610
Micro-Star International Co. Ltd.	4,710,429	3,436,032
Nan Ya Printed Circuit Board Corp.	785,000	4,276,829
Optimax Technology Corp.(a)	157	74
Phoenix Precision Technology Corp.	3,925,814	4,461,895
Synnex Technology International Corp.	4,710,946	6,117,093
Tripod Technology Corp.	1,586,000	7,176,688
Unimicron Technology Corp.	5,551,000	8,199,186
Wintek Corp.	6,280,537	6,111,635
Ya Hsin Industrial Co. Ltd.(b)	6,845,461	1,234,891
Yageo Corp.(a)	15,700,100	7,033,052

		424,997,145
ENERGY-ALTERNATE SOURCES—0.44%
Motech Industries Inc.	793,000	10,008,959

		10,008,959

FOOD—0.72%
Uni-President Enterprises Co.	17,270,637	16,414,123

		16,414,123
FOREST PRODUCTS & PAPER—0.14%
Yuen Foong Yu Paper Manufacturing Co. Ltd.	7,850,360	3,160,246

		3,160,246
HOME FURNISHINGS—0.27%
Nien Made Enterprise Co. Ltd.	443	434
Teco Electric and Machinery Co. Ltd.	11,775,092	6,094,529

		6,094,963
INSURANCE—4.51%
Cathay Financial Holding Co. Ltd.	37,680,905	79,493,896
Shin Kong Financial Holding Co. Ltd.	21,980,832	23,219,306

		102,713,202
INVESTMENT COMPANIES—1.03%
China Development Financial Holding Co.	58,090,808	23,385,073

		23,385,073
IRON & STEEL—2.89%
China Steel Corp.	56,520,468	65,863,705

		65,863,705
LEISURE TIME—0.00%
Giant Manufacturing Co. Ltd.	914	1,383

		1,383
MANUFACTURING—0.19%
Largan Precision Co. Ltd.	323,000	4,414,078

		4,414,078
METAL FABRICATE & HARDWARE—1.10%
Catcher Technology Co. Ltd.	2,355,707	22,460,091
Yieh Phui Enterprise Co. Ltd.	6,280,413	2,680,322

		25,140,413
MULTIPLE UTILITIES—0.23%
Fu Sheng Industrial Co. Ltd.(a)	4,710,292	5,303,596

		5,303,596
OFFICE & BUSINESS EQUIPMENT—0.12%
Kinpo Electronics Inc.	7,065,181	2,662,394

		2,662,394
OIL & GAS—1.33%
Formosa Petrochemical Corp.	12,560,000	30,413,003

		30,413,003
REAL ESTATE—0.16%
Cathay Real Estate Development Co. Ltd.(a)	6,280,493	3,592,818

		3,592,818
RETAIL—0.37%
President Chain Store Corp.	3,140,640	8,545,895

		8,545,895
SEMICONDUCTORS—27.87%
Advanced Semiconductor Engineering Inc.(a)	21,980,690	25,281,602
Epistar Corp.	2,379,000	9,648,925

Macronix International Co. Ltd.(a)	18,840,492	7,812,544
MediaTek Inc.	5,495,462	86,993,254
Nanya Technology Corp.	13,481,000	12,077,958
Novatek Microelectronics Corp. Ltd.	3,140,284	15,778,172
Powerchip Semiconductor Corp.	44,026,000	26,184,933
Powertech Technology Inc.	2,379,000	8,964,859
ProMOS Technologies Inc.(a)	38,064,000	15,668,702
Realtek Semiconductor Corp.	4,710,903	12,048,710
Siliconware Precision Industries Co. Ltd.	16,485,240	34,428,971
Taiwan Semiconductor Manufacturing Co. Ltd.	141,300,136	291,679,988
United Microelectronics Corp.	117,750,262	68,429,408
Vanguard International Semiconductor Corp.	5,551,000	5,653,742
Via Technologies Inc.(a)	6,280,861	6,235,520
Winbond Electronics Corp.(a)	23,550,280	8,482,477

		635,369,765
TELECOMMUNICATIONS—4.24%
Accton Technology Corp.(a)	259	138
Chunghwa Telecom Co. Ltd.	32,185,800	60,399,824
Compal Communications Inc.	785,000	2,247,711
D-Link Corp.	4,710,001	9,865,220
Inventec Appliances Corp.	1,570,000	3,074,565
Taiwan Cellular Corp.	15,700,920	16,110,332
Zyxel Communications Corp.	3,140,250	5,085,079

		96,782,869
TEXTILES—1.02%
Far Eastern Textile Ltd.	17,270,612	17,198,212
Formosa Taffeta Co. Ltd.	6,280,515	5,950,032

		23,148,244
TRANSPORTATION—0.92%
Evergreen Marine Corp. Ltd.	7,065,467	4,416,117
U-Ming Marine Transport Corp.	3,140,800	5,589,813
Wan Hai Lines Ltd.	7,065,794	5,047,225
Yang Ming Marine Transport Corp.	8,635,667	5,998,715

		21,051,870

TOTAL COMMON STOCKS
(Cost: $1,752,022,617)		2,283,704,822

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.02%

MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(c)(d)	418,248	418,248

		418,248

TOTAL SHORT-TERM INVESTMENTS
(Cost: $418,248)		418,248

TOTAL INVESTMENTS IN SECURITIES—100.19%
(Cost: $1,752,440,865)		2,284,123,070
Other Assets, Less Liabilities—(0.19)%		(4,327,204)

NET ASSETS—100.00%		$2,279,795,866

(a)	Non-income earning security.
(b)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

May 31, 2007

Security	Shares	Value

COMMON STOCKS—99.27%

ADVERTISING—0.62%
Aegis Group PLC	319,713	$931,246
WPP Group PLC	436,394	6,448,335

		7,379,581
AEROSPACE & DEFENSE—1.82%
BAE Systems PLC	1,251,230	11,069,697
BBA Aviation PLC	155,315	874,833
Cobham PLC	416,646	1,804,927
Meggitt PLC	243,081	1,538,683
Rolls-Royce Group PLC(a)	669,069	6,590,957

		21,879,097
AGRICULTURE—2.53%
British American Tobacco PLC	575,437	19,475,833
Imperial Tobacco Group PLC	252,509	10,908,819

		30,384,652
AIRLINES—0.16%
British Airways PLC(a)	210,026	1,952,626

		1,952,626
APPAREL—0.18%
Burberry Group PLC	163,056	2,204,568

		2,204,568
AUTO PARTS & EQUIPMENT—0.17%
GKN PLC	261,315	2,023,692
TI Automotive Ltd. Class A(a)(b)	52,283	1

		2,023,693
BANKS—17.64%
Barclays PLC(c)	2,426,739	34,658,400
HBOS PLC	1,398,946	30,080,063
HSBC Holdings PLC	4,297,071	79,390,338
Lloyds TSB Group PLC	2,091,051	23,783,771
Royal Bank of Scotland Group PLC	3,510,098	43,569,363

		211,481,935
BEVERAGES—2.76%
Diageo PLC	1,000,761	21,320,349
SABMiller PLC	333,313	7,925,104
Scottish & Newcastle PLC	296,724	3,809,304

		33,054,757
BUILDING MATERIALS—0.62%
Hanson PLC	266,074	5,660,582
Travis Perkins PLC	42,853	1,755,535

		7,416,117

CHEMICALS—0.62%
Imperial Chemical Industries PLC	446,508	4,791,563
Johnson Matthey PLC	80,696	2,595,499

		7,387,062
COMMERCIAL SERVICES—1.94%
Aggreko PLC	95,748	1,071,526
Bunzl PLC	124,791	1,819,278
Capita Group PLC	226,166	3,315,078
Davis Service Group PLC (The)	61,146	788,008
De La Rue PLC	59,250	882,534
Experian Group Ltd.	375,226	4,664,944
Group 4 Securicor PLC	423,045	1,838,924
Hays PLC	541,308	1,863,125
Intertek Group PLC	58,539	1,057,796
Michael Page International PLC	127,506	1,438,913
Rank Group PLC	150,677	601,324
Rentokil Initial PLC	666,681	2,264,973
Serco Group PLC	174,432	1,641,547

		23,247,970
COMPUTERS—0.16%
LogicaCMG PLC	570,003	1,871,688

		1,871,688
DISTRIBUTION & WHOLESALE—0.68%
Inchcape PLC	164,586	1,806,900
Wolseley PLC	243,399	6,307,225

		8,114,125
DIVERSIFIED FINANCIAL SERVICES—1.84%
Cattles PLC	132,483	1,082,982
Close Brothers Group PLC	49,770	930,353
ICAP PLC	192,024	2,031,209
INVESCO PLC	293,462	3,474,276
Investec PLC	133,070	1,820,206
London Stock Exchange Group PLC	59,673	1,686,780
Man Group PLC	665,134	7,742,904
Provident Financial PLC	95,406	1,492,796
Schroders PLC	41,939	1,148,160
Tullett Prebon PLC	66,980	655,841

		22,065,507
ELECTRIC—2.52%
International Power PLC	554,077	4,973,189
National Grid PLC	1,005,165	15,568,521
Scottish & Southern Energy PLC	320,964	9,669,510

		30,211,220
ELECTRONICS—0.13%
Electrocomponents PLC	164,004	1,003,257
Premier Farnell PLC	129,876	552,352

		1,555,609
ENGINEERING & CONSTRUCTION—0.24%
AMEC PLC	124,662	1,467,234
Balfour Beatty PLC	159,576	1,452,023

		2,919,257
ENTERTAINMENT—0.46%
EMI Group PLC	293,578	1,596,998
Ladbrokes PLC	237,606	1,908,234
PartyGaming PLC(a)	439,604	360,876
William Hill PLC	129,659	1,620,944

		5,487,052

ENVIRONMENTAL CONTROL—0.07%
Biffa PLC	129,445	840,501

		840,501
FOOD—5.10%
Cadbury Schweppes PLC	775,135	10,894,058
J Sainsbury PLC	576,571	6,364,074
Tate & Lyle PLC	180,120	2,139,554
Tesco PLC	2,953,020	26,797,280
Unilever PLC	486,204	14,993,840

		61,188,806
FOOD SERVICE—0.47%
Compass Group PLC	750,175	5,594,383

		5,594,383
GAS—0.86%
Centrica PLC	1,354,732	10,270,316

		10,270,316
HEALTH CARE-PRODUCTS—0.41%
Smith & Nephew PLC	353,230	4,332,090
SSL International PLC	67,782	567,492

		4,899,582
HOLDING COMPANIES-DIVERSIFIED—0.14%
Tomkins PLC	312,840	1,666,197

		1,666,197
HOME BUILDERS—1.02%
Barratt Developments PLC	107,361	2,316,965
Bellway PLC	42,423	1,205,047
Berkeley Group Holdings (The) PLC(a)	31,386	1,174,642
Bovis Homes Group PLC	45,267	948,257
Persimmon PLC	105,252	2,843,998
Taylor Woodrow PLC	212,589	1,923,889
Wimpey (George) PLC	147,651	1,834,190

		12,246,988
HOME FURNISHINGS—0.05%
Galiform PLC(a)	212,826	646,221

		646,221
HOUSEHOLD PRODUCTS & WARES—1.03%
Reckitt Benckiser PLC	226,351	12,295,075

		12,295,075
INSURANCE—4.77%
Aviva PLC	953,047	15,044,074
Friends Provident PLC	674,768	2,642,822
Legal & General Group PLC	2,418,785	7,353,928
Old Mutual PLC	1,935,342	6,630,616
Prudential PLC	909,400	13,608,558
Resolution PLC	255,356	3,192,357
Royal & Sun Alliance Insurance Group PLC	1,096,599	3,433,816
Standard Life PLC	782,100	5,318,060

		57,224,231
LEISURE TIME—0.39%
Carnival PLC	64,577	3,344,227
First Choice Holidays PLC	188,178	1,328,879

		4,673,106

LODGING—0.30%
InterContinental Hotels Group PLC	132,500	3,569,778

		3,569,778
MANUFACTURING—0.96%
Charter PLC(a)	62,094	1,268,815
Cookson Group PLC	72,679	1,029,367
FKI PLC	208,560	569,323
IMI PLC	129,639	1,547,609
Invensys PLC(a)	295,302	2,278,134
Smiths Group PLC	212,744	4,784,825

		11,478,073
MEDIA—2.95%
British Sky Broadcasting Group PLC	423,282	5,526,141
Daily Mail & General Trust PLC Class A	109,183	1,819,588
Emap PLC	80,343	1,392,196
ITV PLC	1,430,295	3,318,730
Pearson PLC	299,373	5,317,864
Reed Elsevier PLC	467,601	6,312,863
Reuters Group PLC	480,399	5,967,741
Trinity Mirror PLC	109,393	1,243,162
United Business Media PLC	93,571	1,565,885
Yell Group PLC	287,295	2,872,748

		35,336,918
MINING—7.93%
Anglo American PLC	551,437	33,149,337
BHP Billiton PLC	883,954	21,507,158
Rio Tinto PLC	375,625	27,268,974
Xstrata PLC	228,143	13,096,426

		95,021,895
OIL & GAS—15.78%
BG Group PLC	1,267,162	19,350,745
BP PLC	7,185,021	80,230,635
Royal Dutch Shell PLC Class A	1,366,241	50,862,204
Royal Dutch Shell PLC Class B	1,025,239	38,694,722

		189,138,306
PACKAGING & CONTAINERS—0.19%
Rexam PLC	215,638	2,290,592

		2,290,592
PHARMACEUTICALS—7.12%
AstraZeneca PLC	566,459	30,096,967
GlaxoSmithKline PLC	2,134,471	55,310,782

		85,407,749
REAL ESTATE—1.85%
British Land Co. PLC	191,923	5,493,433
Brixton PLC	100,282	947,206
Great Portland Estates PLC	61,383	868,772
Hammerson PLC	106,040	3,339,343
Land Securities Group PLC	174,669	6,723,678
Liberty International PLC	94,238	2,261,180
Sergo PLC	177,750	2,517,508

		22,151,120
RETAIL—3.63%
Alliance Boots PLC	304,926	6,806,820
Carphone Warehouse Group (The) PLC	151,206	898,797
DSG International PLC	674,976	2,247,091
Enterprise Inns PLC	206,869	3,019,952

Home Retail Group PLC	326,910	3,050,622
Kesa Electricals PLC	198,132	1,375,656
Kingfisher PLC	876,686	4,305,083
Marks & Spencer Group PLC	630,385	8,716,282
Mitchells & Butlers PLC	150,636	2,643,021
Next PLC	84,372	3,686,738
Punch Taverns PLC	98,856	2,628,152
Signet Group PLC	624,450	1,408,156
Whitbread PLC	71,965	2,696,184

		43,482,554
SEMICONDUCTORS—0.18%
ARM Holdings PLC	489,980	1,364,190
CSR PLC(a)	50,115	770,259

		2,134,449
SOFTWARE—0.27%
Misys PLC	181,779	904,336
Sage Group PLC	475,185	2,361,658

		3,265,994
TELECOMMUNICATIONS—7.08%
BT Group PLC	3,082,624	20,092,049
Cable & Wireless PLC	907,419	3,537,877
Vodafone Group PLC	19,594,868	61,241,761

		84,871,687
TRANSPORTATION—0.43%
Arriva PLC	74,418	1,068,717
FirstGroup PLC	161,242	2,210,343
National Express Group PLC	49,770	1,195,184
Stagecoach Group PLC	195,170	713,257
Stagecoach Group PLC Class C(b)	303,597	60

		5,187,561
VENTURE CAPITAL—0.34%
3i Group PLC	172,470	4,141,718

		4,141,718
WATER—0.86%
Kelda Group PLC	132,009	2,668,718
Severn Trent PLC	85,586	2,659,666
United Utilities PLC	325,875	4,973,192

		10,301,576

TOTAL COMMON STOCKS
(Cost: $925,214,724)		1,189,961,892

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.00%

MONEY MARKET FUNDS—0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(c)(d)	55,629	55,629

		55,629

TOTAL SHORT-TERM INVESTMENTS
(Cost: $55,629)		55,629

TOTAL INVESTMENTS IN SECURITIES—99.27%
(Cost: $925,270,353)	1,190,017,521
Other Assets, Less Liabilities—0.73%	8,736,779

NET ASSETS—100.00%	$1,198,754,300

(a)	Non-income earning security.
(b)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation. As of May 31, 2007, the Company offered 24 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares MSCI Australia, iShares MSCI Austria, iShares MSCI Belgium, iShares MSCI Brazil, iShares MSCI Canada, iShares MSCI Emerging Markets, iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Hong Kong, iShares MSCI Italy, iShares MSCI Japan, iShares MSCI Malaysia, iShares MSCI Mexico, iShares MSCI Netherlands, iShares MSCI Pacific ex-Japan, iShares MSCI Singapore, iShares MSCI South Africa, iShares MSCI South Korea, iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland, iShares MSCI Taiwan and iShares MSCI United Kingdom Index Funds (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a rate different from the rates used by Morgan Stanley Capital International, Inc. may adversely affect a Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of May 31, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Australia	$1,203,226,332	$252,858,696	$(63,000)	$252,795,696
Austria	582,443,687	109,846,607	—	109,846,607
Belgium	298,568,773	55,016,241	—	55,016,241
Brazil	2,008,202,667	1,577,563,748	—	1,577,563,748
Canada	970,268,292	311,886,849	(7,506,576)	304,380,273
Emerging Markets	14,135,545,062	4,295,450,396	(237,045,106)	4,058,405,290
EMU	2,405,776,439	714,437,117	(3,441,011)	710,996,106
France	249,076,078	41,335,694	(2,148,639)	39,187,055
Germany	1,249,105,227	384,150,411	(4,721,038)	379,429,373
Hong Kong	1,224,729,146	185,599,587	(12,378,555)	173,221,032
Italy	294,158,192	18,838,309	(1,338,307)	17,500,002
Japan	11,230,154,533	3,092,080,381	(363,770,537)	2,728,309,844
Malaysia	751,213,806	341,444,435	(1,043,747)	340,400,688
Mexico	1,260,981,496	234,795,016	(2,149,460)	232,645,556
Netherlands	267,332,270	41,868,650	(131,825)	41,736,825
Pacific ex-Japan	2,506,679,610	1,037,574,538	(2,947,494)	1,034,627,044
Singapore	1,777,187,213	386,871,758	(824,229)	386,047,529
South Africa	387,311,206	54,753,484	(13,399,341)	41,354,143
South Korea	1,500,228,644	898,556,554	(6,968,294)	891,588,260
Spain	475,486,169	60,718,671	(190,374)	60,528,297
Sweden	528,100,487	83,875,577	(1,152,309)	82,723,268
Switzerland	266,847,093	77,292,453	(483)	77,291,970
Taiwan	1,795,712,530	511,461,509	(23,050,969)	488,410,540
United Kingdom	938,859,192	251,877,253	(718,924)	251,158,329

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA.

While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. See Note 3 for additional information regarding the Premier Fund.

The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest in shares of other iShares MSCI Index Funds that invest in securities in the Fund’s benchmark index. As of May 31, 2007, the iShares MSCI Emerging Markets Index Fund held shares of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds.

The following table provides information about the direct investment by each Fund (exclusive of short-term investments) in issuers of which BGFA is an affiliate, or issuers of which the Fund owns 5% or more of the outstanding voting securities, for the three quarters ended May 31, 2007.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain
Emerging Markets
iShares MSCI Malaysia Index Fund	1,039	198	137	1,100	$13,128,340	$176,251	$101,664
iShares MSCI South Korea Index Fund	546	209	155	600	34,881,051	197,279	3,445,129
iShares MSCI Taiwan Index Fund	2,812	1,081	800	3,093	45,159,800	919,525	1,755,224
Siliconware Precision Industries Co. SP ADR	33,802	13,000	9,616	37,186	388,594,452	—	39,135,467
Sociedad Quimica y Minera de Chile SA SP ADR	595	228	169	654	107,744,697	2,283,176	11,419,330
United Kingdom
Barclays PLC	1,993	621	187	2,427	34,658,400	930,858	696,752

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the three months ended May 31, 2007, certain Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and in the Premier Fund. Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

Item 2.	Controls and Procedures.

(a)

The President and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael A. Latham
Michael A. Latham, President
Date: July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President
Date: July 27, 2007

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer
Date: July 27, 2007